                                                            File Nos. 333-136513
                                                                       811-21939


                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

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                                    FORM N-4


             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                          Pre-effective Amendment No.
                          Post-Effective Amendment No. 2


                                       and


         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                         Post-Effective Amendment No. 2


                          ----------------------------

            HORACE MANN LIFE INSURANCE GROUP ANNUITY SEPARATE ACCOUNT
                           (Exact Name of Registrant)

                            -------------------------

                       Horace Mann Life Insurance Company
                               (Name of Depositor)

               One Horace Mann Plaza, Springfield, Illinois 62715
              (Address of Depositor's Principal Executive Offices)

                                 (217) 789-2500
                         (Depositor's Telephone Number)

                                 Ann M. Caparros
                              One Horace Mann Plaza
                           Springfield, Illinois 62715
                     (Name and Address of Agent for Service)

                          ----------------------------

                          Copies of Communications to:

                                 Stephen E. Roth
                         Sutherland Asbill & Brennan LLP
                          1275 Pennsylvania Avenue, NW
                            Washington, DC 20004-1415


It is proposed that this filing will become effective:

[_] Immediately upon filing pursuant to paragraph (b) of Rule 485


[X] On May 1, 2007 pursuant to paragraph (b) of Rule 485


[_] 60 days after filing pursuant to paragraph (a)(1) of Rule 485



[_] On May 1, 2007 pursuant to paragraph (a)(1) of Rule 485



If appropriate, check the following box:

[_] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

CHICAGO PUBLIC SCHOOLS CAPITAL PREMIER
SERIES 1

QUALIFIED VARIABLE DEFERRED GROUP
ANNUITY CONTRACT

HORACE MANN LIFE INSURANCE GROUP ANNUITY
SEPARATE ACCOUNT

MAY 1, 2007

QUALIFIED VARIABLE DEFERRED GROUP ANNUITY CONTRACT ISSUED BY
HORACE MANN LIFE INSURANCE GROUP ANNUITY SEPARATE ACCOUNT
FLEXIBLE PREMIUM CONTRACT FOR CHICAGO PUBLIC SCHOOL PARTICIPANTS

     This Prospectus offers a Variable, qualified group annuity contract ("Group Contract") to certain Chicago Public School employees ("Participants"). The Group Contract and Certificates thereunder are issued by Horace Mann Life Insurance Company ("HMLIC"), and are issued in connection with retirement plans or arrangements that may qualify for special tax treatment under the Internal Revenue Code of 1986, as amended ("IRC").

     Participants may allocate Net Purchase Payments and account value to the fixed account or to the Horace Mann Life Insurance Group Annuity Separate Account ("the Separate Account") that invests through each of its Subaccounts (sometimes referred to as "Variable investment options") in a corresponding Underlying Fund. The Underlying Funds are:

LARGE COMPANY STOCK FUNDS
     Large Core
          BlackRock Index Equity Portfolio (Service Class)
     Large Growth
          AllianceBernstein Large Cap Growth Portfolio
     Large Value
          Davis Value Portfolio
MID-SIZE COMPANY STOCK FUNDS
     Mid Core
          Fidelity VIP Mid Cap Portfolio (SC2)
     Mid Growth
          Lord Abbett Series Fund -- Growth Opportunities Portfolio
     Mid Value
          Ariel Appreciation Fund(R)
SMALL COMPANY STOCK FUNDS
     Small Core
          Neuberger Berman Genesis Fund (Advisor Class)
     Small Growth

          Wilshire VIT Small Cap Growth Fund

     Small Value
          Ariel Fund(R)
INTERNATIONAL STOCK FUNDS
          Goldman Sachs VIT International Equity Fund
          Templeton Foreign Smaller Companies Fund (Class A)
TECHNOLOGY FUNDS
          T. Rowe Price Science and Technology Fund -- Advisor Class
BALANCED FUND
          Putnam VT The George Putnam Fund of Boston (IB Shares)
BOND FUNDS
          BlackRock Low Duration Bond Portfolio (Service Class)
          BlackRock Liquidity Temp Fund (Service Class)
          BlackRock Total Return II Portfolio (Service Class)

     This Prospectus sets forth the information an investor should know, and should be kept for future reference. Additional information about the Horace Mann Life Insurance Group Annuity Separate Account has been filed with the Securities and Exchange Commission in a Statement of Additional Information ("SAI"), dated May 1, 2007. The SAI is incorporated by reference and is available upon request and without charge. You can obtain the SAI by writing to Horace Mann Life Insurance Company, P.O. Box 4657, Springfield, Illinois 61708-4657, by sending a facsimile transmission to (217) 527-2307, or by telephoning (217) 789-2500 or (800) 999-1030 (toll free). The table of contents of the SAI appears on page 24 of this prospectus.

     The Securities and Exchange Commission maintains a website
(http://www.sec.gov) that contains the SAI, material incorporated by reference, and other information that the Horace Mann Life Insurance Group Annuity Separate Account files electronically with the Securities and Exchange Commission.

  THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO
                      THE CONTRARY IS A CRIMINAL OFFENSE.

 ANNUITIES OFFERED BY HMLIC ARE NOT INSURED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. THEY ARE NOT DEPOSITS OF, OBLIGATIONS OF, OR GUARANTEED BY, ANY BANK. THEY INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL AMOUNT
                                   INVESTED.

                  The date of this Prospectus is May 1, 2007.

TABLE OF CONTENTS
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                                                                        PAGE
                                                                        ----
DEFINITIONS                                                               3
SUMMARY                                                                   4
FEE TABLES AND EXAMPLE                                                    6
  Participant Transaction Expenses                                        6
  Periodic Fees and Expenses                                              6
  Total Annual Underlying Fund Operating Expenses                         6
  Example                                                                 7
CONDENSED FINANCIAL INFORMATION                                           8
HORACE MANN LIFE INSURANCE COMPANY, THE FIXED ACCOUNT, THE SEPARATE
  ACCOUNT AND THE UNDERLYING FUNDS                                        9
  Horace Mann Life Insurance Company                                      9
  The Fixed Account                                                       9
  The Separate Account                                                    9
    Status of the Group Contract and the Separate Account before the
      Date of this Prospectus                                             9
  The Underlying Funds                                                    9
    Selection of Funds                                                   13
    Payments We Receive                                                  13
    Addition, Deletion, or Substitution of Funds                         13
    Voting Rights                                                        13
THE CERTIFICATES                                                         14
  Participants' Rights                                                   14
  Purchasing a Certificate                                               14
  Right to Cancel                                                        14
  Purchase Payments                                                      14
    Amount and Frequency of Purchase Payments                            14
    Allocation of Purchase Payments                                      14
    Accumulation Units and Accumulation Unit Value                       14
  Transactions                                                           15
    Transfers                                                            15
    Dollar Cost Averaging                                                15
    Rebalancing                                                          15
    Changes to Purchase Payment Allocations                              16
    Market Timing                                                        16
    Surrender or Withdrawal Before Commencement of Annuity Period        16
    Loans                                                                17
    Payments We Make                                                     17
    Confirmations                                                        18
  Deductions and Expenses                                                18
    Mortality and Expense Risk Fee                                       18
    Loan Interest Spread                                                 18
    Operating Expenses of the Underlying Funds                           18
  Death Benefit Proceeds                                                 18
  Annuity Payments                                                       19
    Annuity Payment Options                                              19
    Amount of Fixed and Variable Annuity Payments                        20
  Misstatement of Age                                                    21
  Modification of the Group Contract                                     21
TAX CONSEQUENCES                                                         21
  Other Considerations                                                   21
  Separate Account                                                       21
  Owner Control                                                          21
  Transfers, Assignments, or Exchanges of a Certificate                  21
  Participants                                                           21
    Contribution Limitations and General Requirement Applicable to
      Qualified Plans                                                    21
    Taxation of Contract Benefits                                        22
    Additional Taxes                                                     22
OTHER INFORMATION                                                        23
APPENDIX: ACCUMULATION UNIT VALUES                                       25

    THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER OF, OR SOLICITATION OF AN OFFER TO ACQUIRE, ANY INTEREST OR PARTICIPATION IN THE GROUP CONTRACT OFFERED BY THIS PROSPECTUS IN ANY STATE TO ANYONE TO WHOM IT IS UNLAWFUL TO MAKE SUCH AN OFFER OR SOLICITATION IN SUCH STATE.

DEFINITIONS
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     ACCUMULATION UNIT: A unit of measurement used to determine the value of a Participant's interest in a Subaccount before Annuity Payments begin.

     ACCUMULATION UNIT VALUE: The value of an Accumulation Unit on any Valuation Date.

     ANNUITANT: The natural person whose life determines the Annuity Payments made under a Certificate.

     ANNUITY DATE: The date Annuity Payments begin. The criteria for determining Annuity Dates are set forth in the Group Contract.

     In addition, Qualified Plans often place certain limitations upon election of an Annuity Date. Generally, distributions under Qualified Plans must begin by April 1 following the calendar year in which the Participant reaches age 70 1/2. See "Taxation of Contract Benefits."

     ANNUITY PAYMENTS: A series of payments that may be: for life; for life with a guaranteed number of payments; for the joint lifetimes of the Annuitant and another person, and thereafter, during the lifetime of the survivor; or for some fixed period. A fixed annuity provides a series of payments that will be equal in amount throughout the annuity period except in the case of certain joint and survivor Annuity Payment Options. A fixed annuity does not participate in the investment experience of any Subaccount. A Variable annuity provides a series of payments that vary in amount.

     ANNUITY PERIOD: The period during which Annuity Payments are made to the Annuitant or the last surviving joint Annuitant, if any.

     ANNUITY UNIT: A unit of measurement used in determining the amount of a Variable Annuity Payment during the Annuity Period.

     ANNUITY UNIT VALUE: The value of an Annuity Unit on any Valuation Date.

     CERTIFICATE: A document issued to employees of the Chicago Public Schools who are Participants under the Group Contract that summarizes the provisions of the Group Contract and sets forth the Participant's rights and benefits thereunder.

     CERTIFICATE YEAR: A year measured from the date a Certificate was issued to a Participant and each anniversary of that date.

     FIXED ACCOUNT VALUE: The dollar value of the fixed account under a Certificate before Annuity Payments begin.

     GROUP CONTRACT: This Prospectus offers a Variable flexible premium group annuity contract to retirement plans of the Chicago Public Schools.

     HMLIC, WE, US, OUR: Horace Mann Life Insurance Company.

     HOME OFFICE: The mailing address and telephone number of Our Home Office are P.O. Box 4657, Springfield, Illinois 62708-4657; (800) 999-1030. Our street address is 1 Horace Mann Plaza, Springfield, Illinois 62715.

     MUTUAL FUND(S): Open-end management investment companies. These companies are generally registered under the Investment Company Act of 1940.

     NET PURCHASE PAYMENT: The balance of each purchase payment received by HMLIC after deducting any applicable premium taxes, or the balance of any transfer amount from other Subaccounts after applicable charges.

     PARTICIPANT, YOU, YOUR: A person to whom a Certificate showing participation under the Group Contract has been issued.

     QUALIFIED PLAN: The term "Qualified Plan" in this Prospectus will be used to describe the following annuity contracts: Internal Revenue Code (IRC) Section 403(b) tax sheltered annuity ("403(b) contract") and IRC Section 457(b) eligible governmental plan annuity ("457(b) contract").

     SEPARATE ACCOUNT: The Horace Mann Life Insurance Group Annuity Separate Account, a segregated Variable investment account consisting of Subaccounts each of which invests in a corresponding Underlying Fund.

     SUBACCOUNT: A division of the Separate Account that invests in shares of a corresponding Underlying Fund.

     TOTAL ACCUMULATION VALUE: The sum of the Fixed Account Value and the Variable Account Value before Annuity Payments begin.

     UNDERLYING FUNDS: All Mutual Funds listed in this document that are available for investment through the Separate Account.

     VALUATION DATE: Any day on which the New York Stock Exchange ("NYSE") is open for trading and on which the net asset value for each share of the Underlying Funds is determined. The Valuation Date ends at 3:00 p.m. Central Time or the close of the NYSE, if earlier.

     VALUATION PERIOD: The period from the end of a Valuation Date to the end of the next Valuation Date, excluding the day the period begins and including the day it ends.

     VARIABLE: The values vary based on the investment performance of the Subaccount(s) selected.

     VARIABLE ACCOUNT: Your portion of the Separate Account set up to receive Net Purchase Payments and transfers allocated to it.

     VARIABLE ACCOUNT VALUE: The dollar value of the Separate Account investment options under the Group Contract before the time Annuity Payments begin.

SUMMARY
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     This summary is intended to provide a brief overview of the more significant aspects of the Group Contract and the Certificates thereunder. More detailed information about the material rights and features under the Contract can be found in this Prospectus, and in the related Statement of Additional Information. This Prospectus is intended to serve as a disclosure document for only the Variable portion of the Group Contract and Your Certificate. For information regarding the fixed portion, refer to the Group Contract and Your Certificate.

     Detailed information about the Underlying Funds is contained in the prospectus and the statement of additional information of each Underlying Fund.

     The expenses for the Underlying Funds, including advisory and management fees, are found in each Underlying Fund's prospectus.

WHAT IS "THE SEPARATE ACCOUNT"?

     The Horace Mann Life Insurance Group Annuity Separate Account segregates assets dedicated to the Variable portion of the Group Contract offered herein. The Separate Account is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as a unit investment trust. The Separate Account consists of Subaccounts, each investing in shares of a corresponding Underlying Fund.

WHO MAY PURCHASE THE CONTRACT OFFERED BY THIS PROSPECTUS?

     We issue the Group Contract exclusively to retirement plans of the Chicago Public Schools. Employees of the Chicago Public Schools may purchase Certificates under the Group Contract.

     The Group Contract offered by this Prospectus is a Qualified Plan. Purchasing a Certificate as an investment vehicle for a Qualified Plan does not provide any additional tax advantage beyond that already available through the Qualified Plan.

     The Group Contract and the Certificates thereunder are offered and sold by HMLIC through PEB Financial Services, located at 542 S. Dearborn St., Suite 300, Chicago, IL 60605. Individuals at PEB are registered representatives with and offer securities through Linsco/Private Ledger ("LPL"), a member of the NASD and SIPC. HMLIC has entered into a distribution agreement with LPL.

WHAT ARE MY INVESTMENT CHOICES?

     (a) SEPARATE ACCOUNT -- Includes Subaccounts, each of which invests in one of the following Underlying Funds:

LARGE COMPANY STOCK FUNDS
     Large Core
          BlackRock Index Equity Portfolio (Service Class)

     Large Growth
          AllianceBernstein Large Cap Growth Portfolio

     Large Value
          Davis Value Portfolio

MID-SIZE COMPANY STOCK FUNDS
     Mid Core
          Fidelity VIP Mid Cap Portfolio (SC2)

     Mid Growth
          Lord Abbett Series Fund -- Growth Opportunities Portfolio

     Mid Value
          Ariel Appreciation Fund(R)

SMALL COMPANY STOCK FUNDS
     Small Core
          Neuberger Berman Genesis Fund (Advisor Class)

     Small Growth

          Wilshire VIT Small Cap Growth Fund


     Small Value
          Ariel Fund(R)

INTERNATIONAL STOCK FUNDS
          Goldman Sachs VIT International Equity Fund
          Templeton Foreign Smaller Companies Fund (Class A)

TECHNOLOGY FUNDS
          T. Rowe Price Science and Technology Fund -- Advisor Class

BALANCED FUND
          Putnam VT The George Putnam Fund of Boston (IB Shares)

BOND FUNDS
          Black Rock Low Duration Bond Portfolio (Service Class)
          Black Rock Liquidity Temp Fund (Service Class)
          Black Rock Total Return II Portfolio (Service Class)

     (b) FIXED ACCOUNT -- You also may direct Your Net Purchase Payments (or transfer any of Your Variable Account Value) to the fixed account and receive a guaranteed minimum interest rate. (See Your Certificate.)

WHEN CAN I TRANSFER BETWEEN ACCOUNTS?

     At any time before the Annuity Date for Your Certificate, You may transfer amounts from one Subaccount to another, and to and from the fixed account of the Group Contract. The dollar cost averaging program permits You to systematically transfer (on a quarterly, semiannual, or annual basis) a fixed dollar amount between the fixed account and Subaccounts and within the Subaccounts. The dollar cost averaging program is only available before the Annuity Date. Transfers from the fixed account of the Group Contract into a Subaccount are subject to certain restrictions. For complete details see "Transfers."

MAY I WITHDRAW ALL OR PART OF MY ACCOUNT VALUE BEFORE THE ANNUITY DATE?

     Subject to the restrictions imposed by Your retirement plan and/or the IRC, You may at any time before the Annuity Date surrender Your Certificate in whole, or withdraw it in part, for cash. Each surrender or partial withdrawal from the Variable Account Value is processed on the basis of the value of an Accumulation Unit of the Subaccount(s) from which the value is being surrendered or withdrawn. Restrictions on surrenders and withdrawals from the fixed account are addressed in Your Certificate.

WHAT ARE THE CHARGES OR DEDUCTIONS?

     Your Certificate may be subject to deductions for applicable state or local government premium taxes. Premium taxes presently range from 0% to 3.5%. The State of Illinois does not currently assess premium taxes. A mortality and expense risk fee ("M&E Fee") is deducted from the Variable Account Value. This fee is computed on a daily basis and will not exceed an annual rate of 0.80% of the daily net assets of the Variable Account Value. We do not deduct an annual maintenance fee, and no deduction for sales expense is charged on purchase payments, surrenders or withdrawals.

WHAT ARE THE FEDERAL INCOME TAX CONSEQUENCES OF INVESTING IN THE GROUP CONTRACT?

     Amounts contributed through salary reduction or employer contributions are not taxed at the time of contribution. Earnings are also not taxed as they accumulate in an annuity contract. Your Certificate benefits generally will be taxable as ordinary income when received in accordance with Section 72 of the IRC.

     The IRC provides an additional penalty tax for premature distributions under various retirement plans. Values may not be withdrawn from 403(b) contracts or 457(b) contracts, except as permitted by the IRC. See "Tax Consequences." Certificates might not be suitable for short-term investment. See "Surrender or Withdrawal Before Commencement of Annuity Period."

IF I RECEIVE MY CERTIFICATE AND AM DISSATISFIED, MAY I RETURN IT?

     Subject to state insurance laws, a Participant generally may return a Certificate to HMLIC within 30 days of receipt of the Certificate. HMLIC will refund the Variable Account Value and all contributions made to the fixed account.

WHEN CAN I BEGIN RECEIVING ANNUITY PAYMENTS, AND WHAT OPTIONS ARE AVAILABLE?

     Payments will begin on the Annuity Date set by the terms of Your Certificate. Variable Annuity Payments are made in monthly installments. Various Annuity Payment options are available under Your Certificate.

     Annuity Payments may be fixed or Variable or a combination of fixed and Variable. The following options are available for receiving Annuity Payments:
Life Annuity with or without Certain Period, Joint and Survivor Life Annuity, Income for Fixed Period, Income for Fixed Amount, and Interest Annuity Payments.

     The IRC may restrict or penalize certain early distributions from Qualified Plans, and the IRC also generally requires that distributions from Qualified Plans begin by April 1 following the calendar year in which the Contract Owner reaches age 70 1/2 or retires. See "Taxation of Contract Benefits."

WHAT WAS THE STATUS OF THE GROUP CONTRACT AND THE SEPARATE ACCOUNT BEFORE OCTOBER 16, 2006?

     When it began issuing certificates under a group annuity contract to the Chicago Public Schools 403(b) Tax Deferred Compensation Plan ("403(b) Plan"), HMLIC had not registered that group annuity contract under the Securities Act of 1933, nor had it registered the Separate Account as a unit investment trust under the Investment Company Act of 1940. At that time, the Company believed, in good faith, that such registration was not required because the 403(b) Plan is a "governmental plan" that might be exempted from registration. The Company subsequently determined, however, that the 403(b) Plan is a type of "governmental plan" funded by an annuity contract that may not be exempted from registration as a security, and the Company then registered the Separate Account under the Investment Company Act of 1940 (effective August 11, 2006) and the group annuity contract under the Securities Act of 1933, with a prospectus effective on October 16, 2006). 403(b) Plan participants who made premium payments before October 16, 2006, may have certain rights under the Securities Act of 1933. See "Status of the Group Contract and the Separate Account Before October 16, 2006."

     This issue did not arise in connection with certificates issued under the group annuity contract to the Chicago Public Schools 457(b) Tax Deferred Compensation Plan.

FEE TABLES AND EXAMPLE
--------------------------------------------------------------------------------

     The following tables describe the fees and expenses that You may pay when buying, owning and surrendering a Certificate. The first table describes the fees and expenses that You will pay at the time that You buy a Certificate, surrender a Certificate or transfer account value between investment options.

PARTICIPANT TRANSACTION EXPENSES(1)

Contingent Deferred Sales Charge                               None

     The following table describes the fees and expenses that You will pay periodically during the time that You own a Certificate, not including Underlying Fund fees and expenses.

PERIODIC FEES AND EXPENSES

Annual Maintenance Fee                                         None
  Loan Interest Spread(2)                                       2.0%
Separate Account Annual Expenses (as a percentage of average
  Variable Account Value)
  Mortality and Expense Risk Fee                               0.80%
Total Separate Account Annual Expenses                         0.80%

     The next item shows the lowest and highest total operating expenses charged by the Underlying Funds for the fiscal year ended December 31, 2006. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund.


TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES(3)            LOWEST   HIGHEST
--------------------------------------------------            ------   -------
(expenses that are deducted from Underlying Fund assets,
  including management fees, distribution and/or service
  (12b-1) fees and other expenses)                            0.43%     1.76%
                                                              ======   =======



(1) Any premium taxes relating to a Certificate will be deducted from the premium or deducted from the amount applied to purchase Annuity Payments, when applicable. Such premium taxes and the time of deduction of those taxes will be determined by the Participant's current place of residence. Premium taxes currently range from 0% to 3.5%.



(2) "Loan Interest Spread" is the difference between the annual interest rate charged to the customer on the outstanding loan balance and the annual interest rate earned by the customer on the outstanding loan balance. While a loan is outstanding, loan interest is payable in arrears, no less frequently than quarterly, with equal installment payments due on the last day of each quarter. See "Loans" for more details on how the interest is calculated.



(3) The Underlying Funds may impose a redemption fee on certain transactions and these are not reflected above. Please see "Transactions -- Market Timing" for a discussion of these fees. The portfolio expenses used to prepare this table were provided to HMLIC by the Underlying Funds. HMLIC has not independently verified such information. The expenses shown are those incurred for the year ended December 31, 2006. Current or future expenses may be greater or less than those shown.

EXAMPLE

     This Example is intended to help You compare the cost of investing in the Certificate with the cost of investing in other Variable annuity contracts. These costs include Participant transaction expenses, periodic fees and expenses, Separate Account annual expenses, and Underlying Fund fees and expenses.

     The Example assumes that You invest $10,000 in the Certificate for the time periods indicated. The Example also assumes that Your investment has a 5% return each year and assumes the highest fees and expenses of any of the Underlying funds as of December 31, 2006. Although Your actual costs may be higher or lower, based on these assumptions Your costs -- if You surrender Your Certificate at the end of the applicable period, if You annuitize at the end of the applicable time period, or if You do not surrender Your Certificate -- would be:


     1 YEAR   3 YEARS   5 YEARS   10 YEARS
     ------   -------   -------   --------
     $  257   $   790   $ 1,348   $  2,863


     PLEASE REMEMBER THAT THE EXAMPLE IS SIMPLY AN ILLUSTRATION AND DOES NOT REPRESENT PAST OR FUTURE EXPENSES. Your actual expenses may be higher or lower than those shown. Similarly, Your rate of return may be more or less than the 5% assumed in the Example.

     For information concerning compensation paid for the sale of the Group Contract and Certificates thereunder, see "Other Information -- Distribution of the Contract."

CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

     When HMLIC began issuing certificates under a group variable annuity contract funded through the Separate Account to the Chicago Public Schools 403(b) Tax Deferred Compensation Plan, it had not registered that group annuity contract under the Securities Act of 1933 ("1933 Act"), nor had it registered the Separate Account as a unit investment trust under the Investment Company Act of 1940 ("1940 Act"). Condensed financial information for the Subaccounts of the Separate Account before it was registered under the 1940 Act, and before the Group Contract was registered under the 1933 Act, is provided in an appendix to this prospectus. The appendix also includes the condensed financial information for the period after October 16, 2006 (when the Group contract was registered).

     Financial statements of the Separate Account and of HMLIC are available with the Statement of Additional Information. A copy of the Statement of Additional Information and of the financial statements may be obtained without charge by mailing a written request to Horace Mann Life Insurance Company, P.O. Box 4657, Springfield, Illinois 62708-4657, by sending a facsimile transmission request to (217) 527-2307, or by telephoning (217) 789-2500 or (800) 999-1030
(toll-free).

HORACE MANN LIFE INSURANCE COMPANY,
THE FIXED ACCOUNT,
THE SEPARATE ACCOUNT AND
THE UNDERLYING FUNDS

HORACE MANN LIFE INSURANCE COMPANY

     HMLIC, located at One Horace Mann Plaza, Springfield, Illinois 62715-0001 (Our Home Office), is an Illinois stock life insurance company organized in 1949. HMLIC is licensed to do business in 48 states and in the District of Columbia. HMLIC writes individual and group life insurance and annuity contracts on a nonparticipating basis. HMLIC is an indirect wholly-owned subsidiary of Horace Mann Educators Corporation ("HMEC"), a publicly held insurance holding company traded on the NYSE.

THE FIXED ACCOUNT

     The fixed account is part of HMLIC's general account. We use general account assets to support Our insurance and annuity obligations other than those funded by separate accounts. Subject to applicable law, HMLIC has sole discretion over the investment of the assets of the fixed account. HMLIC bears the full investment risk for all amounts contributed to the fixed account. HMLIC guarantees that the amounts allocated to the fixed account under the Group Contract will be credited interest daily at an annual interest rate as specified in Your Certificate. We will determine any interest rate credited in excess of the guaranteed rate at Our sole discretion.

     THE FIXED ACCOUNT HAS NOT BEEN REGISTERED WITH THE SECURITIES AND EXCHANGE COMMISSION, AND THE STAFF OF THE SECURITIES AND EXCHANGE COMMISSION HAS NOT REVIEWED THE DISCLOSURE IN THIS PROSPECTUS RELATING TO THE FIXED ACCOUNT.

THE SEPARATE ACCOUNT

     On March 1, 2002, HMLIC established the Separate Account under Illinois law. On August 11, 2006, HMLIC registered the Separate Account with the Securities and Exchange Commission as a unit investment trust under the 1940 Act. The Separate Account is divided into Subaccounts. HMLIC uses the assets of each Subaccount to buy shares of the Underlying Funds based on Participant instructions.

     The Separate Account and each of its Subaccounts are administered and accounted for as a part of the business of HMLIC. The income gains and losses, whether or not realized, of each Subaccount are credited to or charged against the amounts allocated to that Subaccount in accordance with the terms of the Group Contract, without regard to other income, gains or losses of the remaining Subaccounts or of HMLIC. The assets of the Separate Account may not be charged with liabilities arising out of any other business of HMLIC. All obligations arising under the Group Contract and the Certificates thereunder, including the promise to make Annuity Payments, are general corporate obligations of HMLIC. Accordingly, all of HMLIC's assets are available to meet its obligations and expenses under the Group Contract and the Certificates thereunder. While HMLIC is obligated to make payments under the Group Contract and the Certificates thereunder, the amounts of Variable Annuity Payments are not guaranteed.

     STATUS OF THE GROUP CONTRACT AND THE SEPARATE ACCOUNT BEFORE OCTOBER 16, 2006. In 2002, HMLIC became one of a limited number of investment providers under the Chicago Public Schools 403(b) Tax Deferred Compensation Plan. In that same year, HMLIC established the Separate Account through which it funded a group annuity contract that was issued to the 403(b) Plan. HMLIC did not register that group contract under the 1933 Act, nor did it register the Separate Account under the 1940 Act. At that time, the Company believed, in good faith, that such registration was not required on the basis that the 403(b) Plan is a "governmental plan" that might be exempted from registration. The Company subsequently determined, however, that the 403(b) Plan is a type of "governmental plan" funded by an annuity contract not exempted from registration as a security, and the Company then registered the Separate Account under the 1940 Act (effective August 11, 2006) and the group contract under the 1933 Act, (effective October 16, 2006).

     Unless an exemption can be relied upon, the 1933 Act requires that the offer or sale of a security be made pursuant to an effective registration statement, and the rules of the SEC do not provide for retroactive registration of the group contract. Accordingly, 403(b)Plan participants who made premium payments before October 16, 2006, may have certain rights under the 1933 Act. More specifically, the 1933 Act provides certain remedies for persons who are issued unregistered securities, including the right to bring an action at law or in equity in any court of competent jurisdiction to recover consideration paid for such securities, with interest thereon, less the amount of any income received thereon, upon the tender of the security, or for damages if the person no longer owns the security. The 1933 Act does, however, place restrictions on the timeframe in which such an action may be brought to enforce any liability created by the alleged violation.

THE UNDERLYING FUNDS

     Each of the Underlying Funds is registered with the Securities and Exchange Commission ("SEC") as a diversified open-end management investment company under the 1940 Act. This registration does not involve supervision of the management of investment practices or policies of the Underlying Funds by the SEC.

     The Underlying Funds are listed below along with their primary investment objectives and a brief description of the investment strategy and adviser for each Underlying Fund. THERE IS NO ASSURANCE THAT ANY OF THE UNDERLYING FUNDS WILL ACHIEVE ITS OBJECTIVE. Detailed information on the Underlying Funds can be found in the current prospectus for each Underlying Fund.

     Prospectuses for the Underlying Funds should be read carefully in conjunction with this Prospectus before investing. A copy of each prospectus may be obtained without charge from PEB Financial Services by calling (312) 922-3264 or writing to 542 S. Dearborn, Suite 300, Chicago, IL 60605. Prospectuses may also be obtained through HMLIC by calling (800) 999-1030 (toll-free), sending a facsimile transmission to (217) 527-2307 or writing to P.O. Box 4657, Springfield, IL 62708-4657.


              NAME                      OBJECTIVE         INVESTMENT TYPE       INVESTMENT STRATEGY AND ADVISER
              ----                      ---------         ---------------       -------------------------------
BLACKROCK INDEX EQUITY PORTFOLIO  The fund's investment     Large core     The fund invests all of its assets
  (SERVICE CLASS)                   goal is to                             indirectly, through The U.S. Large Company
                                    approximate the                        Series (the Index Master Portfolio) of The
                                    investment                             DFA Investment Trust Company, in the
                                    performance of the                     stocks of the S&P 500(R) Index using a
                                    S&P 500(R) index, in                   passive investment style that seeks to
                                    terms of its total                     approximate the returns of the S&P 500(R)
                                    investment return.                     Index. The BlackRock Index Equity
                                                                           Portfolio is advised by BlackRock
                                                                           Advisors, Inc.

ALLIANCEBERNSTEIN VPS LARGE CAP   Long-term capital        Large growth    Invests primarily in the equity securities
  GROWTH PORTFOLIO                  growth                                 of U.S. companies. The Portfolio focuses
                                                                           on a relatively small number of
                                                                           intensively researched companies.
                                                                           AllianceBernstein tends to focus on those
                                                                           companies that have strong management,
                                                                           superior industry positions, excellent
                                                                           balance sheets, and superior earnings
                                                                           growth prospects. The AllianceBernstein
                                                                           Large Cap Growth Portfolio is a series of
                                                                           the AllianceBernstein Variable Products
                                                                           Series Fund and is advised by
                                                                           AllianceBernstein LP.

DAVIS VALUE PORTFOLIO             Long-term capital         Large value    Invests primarily in equity securities
                                    growth                                 issued by companies with market
                                                                           capitalizations of at least $10 billion.
                                                                           The Portfolio Managers conduct extensive
                                                                           research to try to identify businesses
                                                                           that possess characteristics they believe
                                                                           foster the creation of long-term value,
                                                                           such as proven management, a durable
                                                                           franchise and business model, and
                                                                           sustainable competitive advantages. They
                                                                           aim to invest in such businesses when they
                                                                           are trading at a discount to their
                                                                           intrinsic worth. The Davis Value Portfolio
                                                                           is a series of the Davis Variable Account
                                                                           Fund and is advised by Davis Selected
                                                                           Advisers, L.P.

FIDELITY VIP MID CAP PORTFOLIO    Seeks long-term growth     Mid core      Invests at least 80% of total assets in
  SC2                               of Capital.                            common stocks of domestic companies with
                                                                           medium market capitalization. The Fidelity
                                                                           VIP Mid Cap Portfolio is a series of the
                                                                           Fidelity VIP Series and is advised by
                                                                           Fidelity Management & Research Co.

LORD ABBETT SERIES FUND GROWTH    Capital Appreciation      Mid growth     Seeks capital appreciation by normally
  OPPORTUNITIES PORTFOLIO                                                  investing at least 65% of its net assets
                                                                           in the equity securities of mid-sized
                                                                           companies that show potential for growth.
                                                                           The Lord Abbett Series Fund-Growth
                                                                           Opportunities Portfolio is advised by
                                                                           Lord, Abbett & Co. LLC.

              NAME                      OBJECTIVE         INVESTMENT TYPE       INVESTMENT STRATEGY AND ADVISER
              ----                      ---------         ---------------       -------------------------------
ARIEL APPRECIATION FUND(R)        Long-term capital          Mid value     Invests primarily in the stocks of
                                    appreciation                           companies with market caps between $2.5
                                                                           billion and $15 billion at the time of
                                                                           initial purchase. The Fund identifies the
                                                                           common stocks of undervalued companies
                                                                           with long-term growth potential. Ariel
                                                                           Appreciation Fund(R) is advised by Ariel
                                                                           Capital Management, LLC.

NEUBERGER BERMAN GENESIS FUND-    Capital growth            Small core     Invests mainly in common stocks of small-
  ADVISOR CLASS                                                            capitalization companies. The managers
                                                                           look for undervalued companies whose
                                                                           current product lines and balance sheets
                                                                           are strong. Neuberger Berman Genesis Fund-
                                                                           Advisor Class is advised by Neuberger
                                                                           Berman Management Inc. and subadvised by
                                                                           Neuberger Berman, LLC.

WILSHIRE VIT SMALL CAP GROWTH     Long-term capital        Small growth    Invests in small cap equity securities
  FUND                              growth                                 (less than $2.5 billion at the time of
                                                                           investment) considered to have earnings
                                                                           growth potential. The Wilshire VIT Funds
                                                                           are advised by Wilshire Associates
                                                                           Incorporated.

ARIEL FUND(R)                     Long-term capital         Small value    Invests primarily in the stocks of
                                    appreciation                           companies with market caps between $1
                                                                           billion and $5 billion at the time of
                                                                           initial purchase. The Fund identifies the
                                                                           common stocks of undervalued companies
                                                                           with long-term growth potential. Ariel
                                                                           Fund(R) is advised by Ariel Capital
                                                                           Management, LLC.

GOLDMAN SACHS VIT INTERNATIONAL   Long term capital        International   The Fund invests, under normal
  EQUITY FUND                       appreciation                           circumstances, substantially all, and at
                                                                           least 80% of its net assets plus any
                                                                           borrowings for investment purposes
                                                                           (measured at time of purchase) ("Net
                                                                           Assets") in a diversified portfolio of
                                                                           equity investments in companies that are
                                                                           organized outside the United States or
                                                                           whose securities are principally traded
                                                                           outside the United States. The Fund
                                                                           intends to invest in companies with public
                                                                           stock market capitalizations that are
                                                                           larger than $2.5 billion at the time of
                                                                           investment. The Goldman Sachs VIT
                                                                           International Equity Fund is a series of
                                                                           the Goldman Sachs Variable Insurance Trust
                                                                           and is advised by Goldman Sachs Asset
                                                                           Management, L.P.

TEMPLETON FOREIGN SMALLER         The Fund's investment    International   The Fund invests primarily in the common
  COMPANIES FUND (CLASS A)          goal is long-term                      stock of smaller companies outside the
                                    capital growth.                        U.S. When choosing equity investment for
                                                                           this Fund, the manager applies a "bottom
                                                                           up," value-oriented, long-term approach,
                                                                           focusing on the market price of a
                                                                           company's long term earnings, asset value
                                                                           and cash flow potential. The manager also
                                                                           considers a company's price/earnings
                                                                           ratio, profit margins and liquidation
                                                                           value. The Templeton Foreign Smaller
                                                                           Companies Fund is advised by Franklin
                                                                           Advisers Inc.

              NAME                      OBJECTIVE         INVESTMENT TYPE       INVESTMENT STRATEGY AND ADVISER
              ----                      ---------         ---------------       -------------------------------
T. ROWE PRICE SCIENCE AND         Long term growth of       Technology     The fund will normally invest at least 80%
  TECHNOLOGY FUND-ADVISOR CLASS     capital                                of net assets in the common stocks of
                                                                           companies expected to benefit from the
                                                                           development, advancement, and use of
                                                                           science and/or technology. Companies in
                                                                           industries such as electronics,
                                                                           communications, e-commerce, information
                                                                           services, life sciences, media,
                                                                           environmental services, chemicals,
                                                                           synthetic materials, defense, and
                                                                           aerospace are likely to be in the
                                                                           portfolio. The T. Rowe Price Science &
                                                                           Technology Fund-Advisor Class is advised
                                                                           by T. Rowe Price Associates.

PUTNAM VT THE GEORGE PUTNAM FUND  Seeks to provide a         Balanced      Invests primarily in stocks of midsized
  OF BOSTON (IB SHARES)             balanced investment                    companies believed by the fund's
                                    composed of a                          management to offer above average growth
                                    well-diversified                       potential through a combination of bonds
                                    portfolio of stocks                    and U.S. value stocks, with a greater
                                    and bonds that                         focus on value stocks. The Putnam VT The
                                    produce both capital                   George Putnam Fund of Boston is advised by
                                    growth and current                     Putnam Investment Management, LLC.
                                    income.

BLACKROCK LOW DURATION BOND       The fund seeks to            Bond        The fund invests primarily in investment
  PORTFOLIO (SERVICE CLASS)         realize a rate of                      grade bonds and maintains an average
                                    return that exceeds                    portfolio duration that is within +/-20%
                                    the total return of                    of the duration of the benchmark. The
                                    the Merrill Lynch                      BlackRock Low Duration Bond Portfolio is
                                    1-3 Year Treasury                      advised by BlackRock Advisors, Inc.
                                    Index (the
                                    benchmark).

BLACKROCK LIQUIDITY TEMP FUND     The fund seeks as high       Bond        The portfolio invests in first-tier only
  (SERVICE CLASS)                   a level of current                     securities, which primarily includes:
                                    income as is                           domestic commercial paper, securities
                                    consistent with                        issued or guaranteed by the U.S.
                                    liquidity and                          government or its agencies, U.S. and
                                    stability of                           Yankee bank obligations, fully
                                    principal.                             collateralized repurchase agreements,
                                                                           variable and floating rate demand notes.
                                                                           The BlackRock Liquidity Temp Fund is
                                                                           advised by BlackRock Institutional
                                                                           Management Corp.

BLACKROCK TOTAL RETURN II         The fund seeks to            Bond        The fund normally invests at least 80% of
  PORTFOLIO (SERVICE CLASS)         realize a total                        its assets in bonds and maintains an
                                    return that exceeds                    average portfolio duration that is within
                                    that of the Lehman                     +/-20% of the duration of the benchmark.
                                    Brothers U.S.                          The BlackRock Core Bond Total Return
                                    Aggregate Index (the                   Portfolio is advised by BlackRock
                                    benchmark).                            Advisors, Inc.


     The Underlying Funds may sell shares to separate accounts established by other insurance companies to support variable annuity contracts, variable life insurance contracts, or qualified retirement plans, or to certain pension and retirement plans qualifying under Section 401 of the IRC. It is possible that, in the future, material conflicts could arise as a result of such "mixed and shared" investing.

     The investment objectives and policies of certain Underlying Funds are similar to the investment objectives and policies of other mutual funds that may be managed by the same investment adviser or manager. The investment results of the Underlying Funds may differ from the results of these other mutual funds. There can be no guarantee, and no representation is made, that the investment results of any of the Underlying Funds will be comparable to the investment results of any other mutual fund, even if the other mutual fund has the same investment adviser or manager.

     SELECTION OF UNDERLYING FUNDS. In consultation with the Board of Education of the City of Chicago ("Plan Sponsor"), We select the Underlying Funds offered through the Group Contract based on several criteria, including asset class coverage, the strength of the adviser's or sub-adviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor We consider during the selection process is whether the Underlying Fund, its adviser or sub-adviser or an affiliate will make payments to Us or Our affiliates. (For additional information on these arrangements, see "Payments We Receive.") We review the Underlying Funds periodically and may remove an Underlying Fund or limit its availability for new Net Purchase Payments and/or transfers of account value if We determine, in consultation with the Plan Sponsor, that the Underlying Fund no longer meets one or more of the selection criteria, and/or if the Underlying Fund has not attracted significant allocations from Participants. We do not provide investment advice and do not recommend or endorse any particular Underlying Fund. You bear the risk of any decline in Your Variable Account Value resulting from the performance of the Underlying Funds You have chosen.

     PAYMENTS WE RECEIVE. As described above, an Underlying Fund or an investment adviser or sub-adviser of an Underlying Fund (or its affiliates) may make payments to Us and/or certain affiliates. For certain Underlying Funds, some or all such payments may be made from 12b-1 fees or service fees that are deducted from the Underlying Fund assets. Other payments may be derived, in whole or in part, from the advisory fee deducted from Underlying Fund assets. Participants, through their indirect investment in the Underlying funds, bear the costs of these advisory fees (see the prospectuses for the Underlying Funds for more information). The amount of payments We receive generally is based on a percentage of assets of the Underlying Fund attributable to the Group Contract and certain other variable insurance products that We issue. These percentages differ and some Underlying Funds or their advisers or sub-advisers (or their affiliates) may pay Us more than others. These percentages currently range up to 0.50%. These payments may be used for any corporate purpose, including payment of expenses that We and/or Our affiliates incur in promoting, marketing and administering the Certificates, and that We, in the role as an intermediary, incur in promoting, marketing and administering the Underlying funds. We and Our affiliates may profit from these payments.

     ADDITION, DELETION, OR SUBSTITUTION OF UNDERLYING FUNDS. We do not guarantee that each Underlying Fund will always be available for investment through the Group Contract. We reserve the right, subject to compliance with applicable law and concurrence of the Plan Sponsor, to add new underlying funds or classes of underlying funds, to close existing Underlying Funds or classes of Underlying Funds, or to substitute shares of a different underlying fund for Underlying Fund shares that are held by a Subaccount. New or substitute underlying funds may have different fees and expenses and their availability may be limited to certain classes of purchasers. We will not add, delete or substitute any shares attributable to Your interest in a Subaccount without the concurrence of the Plan Sponsor, and without notice to You and the prior approval of the SEC and any state governmental agency, to the extent required by the 1940 Act or other applicable law.

     With the concurrence of the Plan Sponsor, We also may establish or add new Subaccounts, remove existing Subaccounts, or combine Subaccounts. We also reserve the right to deregister the Separate Account, or to operate the Separate Account in another form permitted by law.

     VOTING RIGHTS. We are the legal owner of the Underlying Fund shares held in the Separate Account and have the right to vote on all matters submitted to Underlying Fund shareholders. Nevertheless, unless otherwise restricted by the retirement plan under which the Group Contract is issued, each Participant has the right to instruct HMLIC with respect to voting his or her interest in the shares of the Underlying Funds held by the Separate Account at all shareholder meetings.

     Before a vote of Underlying Fund shareholders, Participants will receive various materials, such as proxy materials and voting instruction forms, that relate to voting Underlying Fund shares. The number of votes that may be cast by a Participant is based on the number of units owned as of the record date of the shareholder meeting.

     We will vote all of the shares We own, including those for which We have received no instructions and those attributable to investment by HMLIC, in proportion to the vote by Participants who have Separate Account units, as long as such action is required by law. Therefore, the outcome of the vote could be decided by a few Participants who provide timely voting instructions. Should federal securities laws, regulations, or interpretations change, We may elect to vote Underlying Fund shares in Our own right. If required by state insurance officials, or if permitted under federal regulation, We may disregard certain Participant voting instructions under certain circumstances.

THE CERTIFICATES

PARTICIPANTS' RIGHTS

     The Group Contract (and the Certificates thereunder) may be issued under a retirement plan on a qualified basis as defined in the IRC. Qualified Contracts are subject to certain tax restrictions. See "Tax Consequences."

     To participate in a Qualified Plan, a Participant may be required to forego certain rights granted by the Group Contract (and the Certificates thereunder) and should refer to the provisions of his or her Certificate, the provisions of the plan or trust instrument, and/or applicable provisions of the IRC.

     Unless otherwise provided by law, and subject to the terms of any governing plan or trust, the Participant may exercise all privileges of ownership, as defined in the Certificate, without the consent of any other person.

PURCHASING A CERTIFICATE

     To purchase a Certificate issued under the Group Contract offered by this Prospectus, You must complete an enrollment form bearing all requested signatures and a properly endorsed suitability questionnaire unless one is already on file, and sign any required acknowledgment forms.

     Enrollment forms are to be sent to PEB Financial Services. We will issue Your Certificate upon receipt of Your properly completed enrollment form at Our Home Office. Any initial Net Purchase Payment received with a complete enrollment form will be credited within two business days of receipt. We deem receipt to occur on a Valuation Date if We receive Your properly completed enrollment form at Our Home Office before 3:00 p.m. Central Time. If We receive Your properly completed enrollment form at Our Home Office after 3:00 p.m. Central Time, We deem receipt to occur on the following Valuation Date. If an incomplete enrollment form is received, PEB Financial Services and/or HMLIC will promptly request additional information needed to process the enrollment. Any initial purchase payment received will be held in a suspense account, without interest, for a period not exceeding five business days. If the necessary information is not received within these five business days, PEB Financial Services will return the initial purchase payment unless otherwise directed by the applicant.

     For a 403(b) Contract, the applicant must sign an acknowledgment of the IRC restrictions on withdrawals applicable to such Contracts. For a 457(b) Contract, the employer will purchase the Certificate on behalf of the employee. The employee will be required to complete an enrollment form and a suitability form. The employee also must acknowledge receipt of the 457(b) disclosure form.

     Although We do not anticipate delays in Our receipt and processing of enrollment forms or purchase payments, We may experience such delays to the extent registered representatives from PEB Financial Services fail to forward enrollment forms and Net Purchase Payments to Our Home Office on a timely basis.

RIGHT TO CANCEL

     Subject to state insurance laws, You have the right to cancel Your Certificate for any reason within 30 days after You receive the Certificate. To cancel a Certificate, You must provide written notice of cancellation and return the Certificate to Us at Our Home Office, or to the registered representative who sold it to You, within this "free look period." HMLIC will refund the Variable Account Value and all contributions made to the fixed account. Upon return of the Certificate, it will be deemed void.

PURCHASE PAYMENTS

     AMOUNT AND FREQUENCY OF PURCHASE PAYMENTS -- Net Purchase Payments will be applied at the applicable Accumulation Unit Value next determined following receipt in good form. The minimum purchase payment for Your product is $10. The IRC limits the amounts that may be contributed to Qualified Plans. See "Tax Consequences -- Contributions." Any Net Purchase Payment received and considered to be in good form will be credited on the next Valuation Date following receipt. We deem receipt to occur on a Valuation Date if We receive the Net Purchase Payment at Our Home Office before 3:00 p.m. Central Time. If We receive the Net Purchase Payment at Our Home Office after 3:00 p.m. Central Time, We deem receipt to occur on the following Valuation Date.

     ALLOCATION OF PURCHASE PAYMENTS -- All or part of the Net Purchase Payments made may be allocated to one or more Subaccounts. The minimum purchase payment amount allocated to any Subaccount in any given Certificate Year must equal or exceed $100. A request to change the allocation of Net Purchase Payments can be made by written notice submitted to HMLIC, and will be effective on the first Valuation Date following receipt of the request by Our Home Office.

     ACCUMULATION UNITS AND ACCUMULATION UNIT VALUE -- Net Purchase Payments allocated to the Separate Account are credited on the basis of Accumulation Unit Value. The number of Accumulation Units purchased by Net Purchase Payments is determined by dividing the dollar amount credited to each Subaccount by the applicable Accumulation Unit Value next determined following receipt of the payment at our Home Office. The value of an Accumulation Unit is affected by the investment experience of the Underlying Fund, expenses, and the deduction of certain charges.

     Accumulation Units are valued on each Valuation Date. If We receive Your premium payment before 3:00 p.m. Central Time (or before the close of the New York Stock Exchange, if earlier), We will process the order using the applicable Subaccount Accumulation Unit Value determined at the close of that Valuation Day. If We receive Your premium payment at or after 3:00 p.m. Central Time (or at or after the close of the New York Stock Exchange, if earlier), We will process the order using the applicable Subaccount Accumulation Unit Value determined at the close of the next Valuation Date.

     Accumulation Units are valued on each Valuation Date. The Accumulation Unit Value of a Subaccount for any Valuation Period is equal to:

     - the net asset value of the corresponding Underlying Fund attributable to the Accumulation Units at the end of the Valuation Period;
     - plus the amount of any income or capital gain distributions made by the Underlying Fund during the Valuation Period;
     - minus the dollar amount of the mortality and expense risk charge We deduct for each day in the Valuation Period;
     - divided by the total number of Accumulation Units outstanding at the end of the Valuation Period.

TRANSACTIONS

     TRANSFERS -- Subject to certain restrictions, You may transfer amounts from one Subaccount to another, and to and from the fixed account of the Group Contract, before the Annuity Date. You may transfer account value from one existing investment option into as many as 10 other investment options. The minimum amount that can be transferred is $100 or the entire dollar value of the Subaccount(s), whichever is less.

     Transfers from the fixed account are restricted to 20% of the value in the fixed account. Additional transfers of another 20% may be completed, but only after 365 days have elapsed since the last transfer. Please read Your Certificate for more information.

     A Participant may elect to transfer funds between Subaccounts and the fixed account by submitting a written request to HMLIC at P.O. Box 4657, Springfield, Illinois 62708-4657, by sending a facsimile transmission request to (217) 527-2307, by calling (800) 999-1030 (toll-free), or by accessing the HMLIC website at www.horacemann.com and looking in the "Account Access". CAUTION:
Telephone and computer systems may not always be available. Any telephone or computer systems, whether Yours, Your service provider's, Your agent's, or Our's, can experience outages or slowdowns for a variety of reasons. These outages may delay or prevent Our processing of Your transaction request. If You experience technical difficulties or problems, You should make Your transaction request in writing to Our Home Office. You also should protect Your PIN, because self-service options will be available to anyone who provides Your PIN. We will not be able to verify that the person providing electronic transfer instructions via automated telephone or online systems and providing validating information is You or is authorized by You.

     Depending on the means used to request a transfer, the request must: (1) be signed by the Participant, or for telephone and HMLIC website transactions, be made by the Participant, (2) include the name of the Participant and the Certificate number, and (3) specifically state the dollar amount, a whole percentage, or the number of Accumulation Units to be transferred. The request also must specify the Subaccounts from which and to which the transfer is to be made. Transfers are effective on the first Valuation Date following receipt of the request by HMLIC's Home Office, unless a future date is requested. See "Other Information -- Forms Availability."

     DOLLAR COST AVERAGING -- Dollar cost averaging is a systematic method of investing in which securities are purchased at regular intervals in fixed dollar amounts so that the cost of the securities is averaged over time and possibly over various market cycles. Dollar cost averaging transfers are completed by periodically transferring equal amounts of money. You may preschedule a series of transfers between Variable investment options, or between the fixed account and Variable investment options, to take advantage of dollar cost averaging. You may select from a 3-month, 6-month or 12-month period to complete the dollar cost averaging program. You may transfer value from one existing Variable investment option or the fixed account into as many as 10 other investment options (including both Variable investment options and the fixed account). You may request dollar cost averaging by the same means as described above for transfers. This option is only available before the Annuity Date.

     The transfers will begin on the first Valuation Date following receipt of the request in HMLIC's Home Office, and will continue on this day each period until the program is completed. If the original request is received on the 29th, 30th or 31st of the month, all subsequent transfers will be processed as of the 28th of the month. If You should decide to cancel an existing dollar cost averaging program, You must notify HMLIC's Home Office either in writing, by calling (800) 999-1030 (toll-free), by facsimile transmission to (217) 527-2307, or by accessing the HMLIC website at www.horacemann.com and looking in the "Account Access" section.

     Because the Variable Account Value from which the transfers occur may decrease over time, the dollar cost averaging program may conclude earlier than scheduled. In addition, the last dollar cost averaging transfer may be for less than all prior transfers. Finally, the Variable Account Value in a Subaccount may increase and result in a balance remaining at the end of the period selected.

     All requests must identify the Participant's name and Certificate number, specify the amounts and which of the fixed account and/or the Variable investment options is/are to be utilized, and include proper authorization -- such as a signature on a form or validating information -- if using the telephone or the HMLIC website.

     REBALANCING -- Rebalancing is the periodic adjusting of investment option balances to maintain a pre-established asset allocation strategy. You may request a rebalancing of Your portfolio either once or on a periodic basis. This option is only available before the Annuity Date.

     For periodic rebalancing requests, You may select from a quarterly, semiannual or annual period. Rebalancing is continuous for the period(s) selected unless changed or discontinued by the Participant. You may rebalance Your Total Accumulation Value into as many as 10 investment options. You may request rebalancing by the same means as described above for transfers.

     Rebalancing will begin on the first Valuation Date following receipt of Your written request in HMLIC's Home Office. For periodic rebalancing requests, subsequent rebalancing of Your portfolio will continue to occur on the same calendar day of each scheduled month. If the original request is received on the 29th, 30th or 31st of the month, all subsequent rebalancing of Your portfolio will be processed as of the 28th of the month. If You should decide to cancel an existing rebalancing program, You must notify HMLIC's Home Office either in writing, by calling (800) 999-1030 (toll-free), by facsimile transmission to
(217) 527-2307, or by accessing the HMLIC website at www.horacemann.com and looking in the "Account Access" section.

     All requests must (1) identify the Participant's name and Certificate number, (2) specify the amounts and the investment options to be utilized, if applicable, and (3) include proper authorization -- such as a signature on a form or validating information -- if using the telephone or the HMLIC website.

     CHANGES TO PURCHASE PAYMENT ALLOCATIONS -- A Participant may elect to change the allocation of future Net Purchase Payments at any time by mailing a written request to HMLIC at P.O. Box 4657, Springfield, Illinois 62708-4657, by calling (800) 999-1030 (toll-free), by facsimile transmission to (217) 527-2307, or by accessing the HMLIC website at www.horacemann.com and looking in the "Account Access" section. Depending on the means used to request a change, the request must (1) be signed by the Participant, or for telephone and HMLIC website transactions, be made by the Participant, (2) include the Participant's name and Certificate number, and (3) specify the new allocation percentage for the fixed account and/or for each Subaccount (in whole percentages). The percentages must total 100% and each request must be stated in whole percentages. HMLIC reserves the right to restrict the minimum purchase payment amount allocated to any Subaccount in any given Certificate Year to $100. Changes in allocation instructions are effective on the first Valuation Date following receipt of the written request at HMLIC's Home Office. See "Other Information -- Forms Availability."

     MARKET TIMING -- The Group Contract (and the Certificates thereunder) and the Subaccounts are not designed for "market timing" through frequent transfers or transfers that are large in relation to the total assets of the Underlying Fund. HMLIC discourages and does not accommodate frequent transfers among the Subaccounts or between the Subaccounts and the fixed account. Trading strategies that seek to benefit from short-term price fluctuations or price irregularities cause disruption to the Underlying Funds' investment strategies, with potential resulting harm to performance and increased trading costs or Underlying Fund expenses, and are thereby potentially harmful to Underlying Fund shareholders, generally, and to Participants and their account performance, more specifically.

     If HMLIC determines, in its sole discretion, that Your transfer patterns among the Subaccounts reflect a market timing strategy, it will take action to protect the other investors and/or terminate Your Certificate. In making these determinations, We may consider the combined transfer activity of Certificates that We believe are under common ownership, control or direction. When considering whether to take action, HMLIC does not include transfers made pursuant to the dollar cost averaging method or rebalancing.

     HMLIC applies its market timing policies and procedures uniformly to all owners of Certificates under a particular Group Contract. Such action will include requiring future transfer requests under a Certificate to be submitted with an original signature via U.S. Mail for a period of time or for the duration of the Certificate. If this restriction is imposed, We will reverse within one business day any transaction inadvertently processed that is not in compliance with the restriction. You will receive written confirmation of any such reversal. If HMLIC determines that You are engaging in a pattern of transfers that reflects a market timing strategy or is potentially harmful to other Certificate owners, it will notify You in writing of any restrictions.

     The detection and deterrence of market timing involves judgments that are inherently subjective. Our ability to detect such activity may be limited by operational and technological systems, as well as Our ability to predict strategies employed by others to avoid detection. Our ability to restrict transfers may also be limited by the provisions of the Group Contract (and the Certificates thereunder). Accordingly, there is no assurance that We will deter all market timing activity. Therefore, Participants may be subject to the risks described above.

     The Underlying Funds may have their own policies and procedures with respect to frequent purchases and redemptions of their shares, which are described in the Underlying Fund prospectuses. For example, Underlying Funds may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period of time. Such policies and procedures may be more or less restrictive than HMLIC's policies and procedures. As a result, We may not have the contractual obligation or the operational capacity to apply the frequent trading policies and procedures of the Underlying Funds. However, We reserve the right to defer or restrict transfers at any time that We are unable to purchase or redeem shares of any of the Underlying Funds, including any refusal or restriction on purchases or redemptions as a result of the frequent trading policies and procedures of the Underlying Funds.

     HMLIC also reserves the right to administer redemption fees imposed by one or more of the Underlying Funds. These fees will be assessed against the redeeming Participant. The prospectuses of the Underlying Funds include more details on the ability of the Underlying Funds to refuse or restrict purchases or redemptions of their shares. Participants should be aware that We are required to provide to an Underlying Fund, promptly upon request, certain information about the trading activity of individual Participants, and to restrict or prohibit further purchases or transfers by specific Participants identified by the underlying fund as violating the frequent trading policies established for that Underlying Fund.

     SURRENDER OR WITHDRAWAL BEFORE COMMENCEMENT OF ANNUITY PERIOD -- Values may not be withdrawn from a 403(b) contract or a 457(b) contract except under certain circumstances. (See "Tax Consequences.") However, if not restricted by the IRC or applicable retirement plan under which the Group Contract and the Certificates thereunder are issued, a Participant may surrender a Certificate in whole or withdraw part of the account value for cash before Annuity Payments begin.

     The surrender or partial withdrawal value (rollover, exchange, etc.) is determined on the basis of the Accumulation Unit Value next computed following the receipt of a valid request for surrender or partial withdrawal in HMLIC's Home Office. A surrender or partial withdrawal may result in adverse federal income tax consequences to the Participant. These consequences include current taxation of payments received, and may include penalties resulting from premature distribution. (See "Tax Consequences.")

     A Participant eligible to surrender or request a partial withdrawal may elect to do so by submitting a signed, written request to HMLIC's Home Office at P.O. Box 4657, Springfield, Illinois 62708-4657. A partial withdrawal or surrender request must be in a form acceptable to HMLIC. Facsimile transmissions of the request will be accepted only if the proceeds are sent to the Participant and the request is sent to (217) 527-2307. (See "Tax Consequences" and "Other Information -- Forms Availability.")

     Partial withdrawals and surrenders will be processed either (1) on a date You specify in a request, provided the specified date occurs on or after receipt of the request at Our Home Office, or (2) on the first Valuation Date following receipt of a valid request at Our Home Office.

     For Your protection, We will send a confirmation letter on all address changes. If You have requested an address change within 15 days before Your surrender or withdrawal request, We will hold Your request until We have acquired confirmation of the correct address. Upon receipt of Your confirmation of the address, We will consider the surrender or withdrawal request to be received in good form.

     If You request a partial withdrawal from Your tax-deferred annuity contract using the hardship withdrawal regulations of the IRC, there may be a suspension of contributions to all other retirement plans of Your employer for six months (or such period of time as is provided in Your retirement plan document). You should consult with Your retirement plan administrator for further guidance before making a hardship withdrawal.

     LOANS -- Loans are available under Your Certificate before the date Annuity Payments begin, and at least 12 months after the loan endorsement has been in force in connection with Your Certificate. Your loan request must be in writing to Our Home Office. We will permit one loan in any continuous 12-month period. In no event will We permit a loan term to extend beyond an Annuitant's 70th birthday.

     When a loan is made, fixed account funds equaling the amount of the loan will be transferred from the fixed account to a loan reserve account. The minimum loan amount is $1,000. The maximum loan amount is $50,000, and cannot exceed half of Your fixed account value. The initial interest rate established for Your loan will be the Adjustable Interest Rate for the calendar quarter in which the loan is effective. The interest rate on Your loan may change annually at Your annual loan anniversary date. The Adjustable Interest Rate is an interest rate established by HMLIC each calendar quarter and will apply for 12 months to new loans made in that quarter and to outstanding loans with loan anniversaries that occur in that quarter. The Adjustable Interest Rate will not exceed the published monthly average from Moody's Corporate Bond Yield Average, rounded to the lowest 1/2% for the calendar month ending two months before the first day of the calendar quarter. There will be no interest rate change for Your next loan year if the Adjustable Interest Rate for the calendar quarter of Your annual loan anniversary is within 1/2% of Your current loan interest rate. If the Adjustable Interest Rate established for the calendar quarter of Your annual loan anniversary is 1/2% or more lower than Your current loan interest rate, Your loan interest rate will be reduced to the lower rate for Your next loan year. If the Adjustable Interest Rate established for the calendar quarter of Your annual loan anniversary is 1/2% or more higher than Your current loan interest rate, Your loan interest rate may be increased to the higher rate for Your next loan year. HMLIC will send You a written notice of any change in the loan interest rate at least 31 days before the annual loan anniversary. We currently charge a Participant 5.0% interest per year on a loan. Amounts in a loan reserve account will earn interest at an annual rate of at least 3%. The amount of the loan, plus interest, will be amortized and repaid no less frequently than quarterly, with equal installment payments due on the last day of each quarter. Generally, You must repay a loan within 5 years.

     While there is an outstanding loan balance, the amount of the loan reserve account will receive the loan reserve account interest rate (the effective annual rate used to determine the amount of loan reserve account interest). In addition, if the loan including any accrued loan interest has not been repaid upon selection of an Annuity Payment option or upon an Annuitant's death, the annuity value or the death benefit will be reduced by the outstanding loan amount (including any accrued loan interest). If You surrender Your Certificate before repaying a loan, Your account value will be reduced by the outstanding loan amount (including any accrued loan interest) minus any income tax required to be withheld.

     PAYMENTS WE MAKE -- HMLIC ordinarily completes a transaction within seven calendar days after receipt of a proper request to transfer, surrender, partially withdraw, or commence Annuity Payments. The value of Your account is determined as of the Valuation Date on which a valid transaction request is received. However, determination of account value and processing the transaction may be deferred for (1) any period during which the NYSE is closed for other than customary weekend or holiday closings or during which trading is restricted by the SEC, (2) any period when the SEC determines that an emergency exists that makes it not reasonably practicable to sell securities or to fairly determine Accumulation Unit Values or Annuity Unit values, or (3) any other period designated by the SEC to protect persons with interests in the Separate Account.

     We reserve the right to defer payment of amounts from the fixed account for up to six months after receipt of Your written request, but only after We have made a written request and received written approval of the insurance department of the state in which the Group Contract was delivered. We will pay interest on any payment deferred for 30 days or more at the applicable interest rate.

     If You have submitted a check or draft to Our Home Office, We may defer payment of surrenders, withdrawals, death benefit proceeds, or payments under a settlement option until the check or draft has been honored.

     If mandated under applicable law, We may be required to reject a premium payment and/or block a Participant's account and thereby refuse to pay any request for transfers, withdrawals, surrenders, loans (if applicable), or death benefits until instructions are received from the appropriate regulators. We also may be required to provide additional information about a Participant or a Participant's account to governmental regulators.

     CONFIRMATIONS -- HMLIC mails written confirmations of purchase payments to Participants on a quarterly basis within five business days following the end of each calendar quarter. Written confirmations of transfers, changes in allocations, partial withdrawals and surrenders are mailed to Participants within seven calendar days of the date the transaction occurred.

     If a Participant believes that the confirmation statement contains an error, the Participant should notify HMLIC as soon as possible after receipt of the confirmation statement. Notice may be provided by writing to HMLIC, P.O. Box 4657, Springfield, Illinois 62708-4657, by sending a facsimile transmission to
(217) 527-2307, or by telephoning (217) 789-2500 or (800) 999-1030 (toll-free).

DEDUCTIONS AND EXPENSES

     We assess certain charges and make certain deductions under the Group Contract and the Certificates thereunder. These charges and deductions compensate Us for: services and benefits We provide, costs and expenses We incur, and risks We assume.

SERVICES AND BENEFITS WE PROVIDE:

     - the death benefit, and cash benefits under the Group Contract and the Certificates thereunder
     -  Investment Options, including Net Purchase Payment allocations
     -  administration of elective options
     -  the distribution of reports to Participants and the Plan Sponsor
     -  Annuity Payment options

COSTS AND EXPENSES WE INCUR:

     - costs associated with processing enrollment forms and with issuing and administering the Group Contract and the Certificates thereunder
     - overhead and other expenses for providing services and benefits, sales and marketing expenses, including compensation paid in connection with the sale of Certificates. Sales commissions typically range from 1% to 3% of purchase payments received.
     - other costs of doing business, such as collecting purchase payments, maintaining records, effecting transactions, and paying federal, state and local premium and other taxes, and fees

RISKS WE ASSUME:

     - that the costs of providing the services and benefits under the Group Contract and the Certificates thereunder exceed the charges We deduct.

     MORTALITY AND EXPENSE RISK FEE -- For assuming mortality and expense risks, HMLIC applies an asset-based charge to the Variable Account Value. The mortality and expense risk fee is assessed at an annual rate of 0.80% of the daily net assets of the Variable Account Value (0.45% for mortality risk, and 0.35% for expense risk). However, HMLIC reserves the right to change the fee (subject to the 0.80% ceiling) in the future. The fee is computed on a daily basis.

     If this charge, combined with any other charges under the Group Contract and the Certificates thereunder, does not cover Our total costs for services rendered and expenses incurred, We absorb the loss. Conversely, if the fees and charges more than cover Our actual costs, the excess is added to Our surplus. We expect to profit from this charge.

     LOAN INTEREST SPREAD -- We charge You an effective annual interest rate of 5.0% on a loan. We also credit the amount in the loan reserve account with an effective guaranteed annual interest rate no less than 3.0%.

     OPERATING EXPENSES OF THE UNDERLYING FUNDS -- There are deductions from and expenses paid out of the assets of the Underlying Funds that are described in each Underlying Fund's prospectus.

DEATH BENEFIT PROCEEDS

     If a Participant dies before the Annuity Date and has not surrendered his/her Certificate, the death benefit will be paid to the beneficiary designated by the Participant. The death benefit is determined for each beneficiary as of the date proof of death is received by HMLIC from such beneficiary. Proof of death includes a certified death certificate and a completed claimant's statement and any additional forms, documentation, and written payment instructions necessary to process a death benefit claim, in a form satisfactory to us.

     Upon receipt of such proof of death, the beneficiary will receive the greater of:

     - the total value of the Participant's account, less any applicable premium tax; or
     - the sum of all contributions under a Participant's account, less any applicable premium tax, any outstanding loan balance, and any withdrawals.

     All or part of the death benefit proceeds may be paid to the beneficiary under one of the Annuity Payment options described under "Annuity Payment Options." If the form of Annuity Payment selected requires that payment be made by

HMLIC after the death of the beneficiary, payments will be made to a payee designated by the beneficiary or, if no subsequent payee has been designated, to the beneficiary's estate. Any part of a Participant's interest payable to a minor child will be paid to the child's legal guardian for the benefit of the child.

ANNUITY PAYMENTS

     Qualified Plans often place certain limitations upon election of an Annuity Date. Generally, distributions under Qualified Plans must begin by April 1 following the calendar year in which the Participant reaches age 70 1/2 or retires. (See "Taxation of Contract Benefits.")

     The Group Contract and the Certificates thereunder provide for fixed or Variable Annuity Payment options, or a combination of both. A Participant may elect to have Annuity Payments made under any one or more of the options described below, or in any other payment options that HMLIC may make available in response to a Participant's request. To begin receiving Annuity Payments, You must submit a properly completed request form to Our Home Office. If We do not receive Your written election of an Annuity Payment option at Our Home Office at least 30 days before the anticipated Annuity Date, the Annuity Payment option will be the life annuity with payments guaranteed for 10 years, which is payable on a Variable basis for any account value in a Subaccount.

     We will process the request so that the Annuity Payments begin as prescribed in Your Certificate. We may issue a supplemental annuity contract for each Annuity Payment option chosen. If You elect a fixed payment option, We will transfer Your Variable Account Value to the fixed account on the date We receive Your request in Our Home Office; if You elect a Variable payment option, We will transfer Your Fixed Account Value to Your Variable Account on the date We receive Your request at Our Home Office. Your Net Purchase Payment allocation(s) will be changed to the fixed account or the Variable Account, depending on the type of payment option elected. Generally, at the time an Annuity Payment option is selected, a Participant must elect whether to withhold for federal and state income taxes. (See "Other Information -- Forms Availability" and "Tax Consequences.")

     In general, the longer Annuity Payments are guaranteed, the lower the amount of each payment. Fixed Annuity Payments remain level throughout the payout period, except in the case of certain joint and survivor Annuity Payment options, and are paid in monthly, quarterly, semiannual, or annual installments ("payment periods"). Variable Annuity Payments will vary in amount and are paid only on a monthly basis. If the annuitized value to be applied under any one fixed or Variable Annuity Payment option is less than $2,000, or if, at the Annuity Date, the option chosen would provide Annuity Payments of less than $20 per month, then We will pay the Participant's account value to the payee in a lump sum.

ANNUITY PAYMENT OPTIONS

     On the Annuity Date, the Participant has certain rights to acquire Variable and/or fixed annuity payout options. The following Annuity Payment options are available on a Variable basis unless otherwise stated. See Your Certificate for details regarding fixed Annuity Payments.

     LIFE ANNUITY WITH OR WITHOUT PERIOD CERTAIN -- The life option guarantees Annuity Payments for the lifetime of the Annuitant. We will pay an income (on a fixed or Variable basis, as elected by the Participant) based on the attained age of the Annuitant for the period certain elected; thereafter We will pay income for the remaining lifetime of the Annuitant. If no period certain is requested, We will pay an income (on a fixed or Variable basis, as elected by the Participant) during the lifetime of the Annuitant.

     If a certain period is selected (5, 10, 15 or 20 years) and the Annuitant dies before the end of the period, Annuity Payments are guaranteed to the beneficiary until the end of the period selected. If no beneficiary is living at the time of the Annuitant's death, the present value, if any, of the remaining certain period payments will be paid in a single sum to the estate of the Annuitant. Under the life without period certain option, it is possible that only one Annuity Payment will be made if the Annuitant's death occurred before the due date of the second Annuity Payment.

     This option usually provides the largest Annuity Payments. The Annuitant cannot make unscheduled withdrawals or change to another option after the first Annuity Payment has been made.

     JOINT AND SURVIVOR LIFE ANNUITY -- This life only option provides lifetime Annuity Payments during the lifetimes of two Annuitants. The income (payable on a fixed or Variable basis, as elected by the Participant) will be based on the ages of the two Annuitants. After one Annuitant dies, the Annuity Payments will continue during the lifetime of the survivor based on the survivor percentage elected (100%, 50%, etc.). The Annuity Payments cease after the last payment paid before the survivor's death. It is possible for only one payment to be made under this option if both Annuitants die before the due date of the second payment. The Annuitants cannot make unscheduled withdrawals or change to another income option after the first Annuity Payment has been made.

     INCOME FOR FIXED PERIOD -- This option provides Annuity Payments for a fixed period not less than one year nor exceeding 30 years; however, payments may not extend beyond the life expectancy of the Annuitant as defined by the IRC. Upon the Annuitant's death, the beneficiary will be paid the remaining Annuity Payments due, if any. If no beneficiary is living at the time of the Annuitant's death, the present value, if any, of the remaining Annuity Payments will be paid in a lump sum to the estate of the Annuitant. The Annuitant has the right to change to another income option or make unscheduled withdrawals (subject to any applicable surrender penalties) from the remaining present value. Any change or withdrawal a Participant makes may affect any subsequent Annuity Payments, and may have tax consequences. This option is available on a fixed payment basis only.

     INCOME FOR FIXED AMOUNT -- This option provides payments of a fixed amount until the account value, with interest, has been paid; payments may not extend beyond the life expectancy of the Annuitant, as defined by the IRC. Upon the Annuitant's death, the beneficiary will be paid the remaining Annuity Payments due, if any. If no beneficiary is living at the time of the Annuitant's death, the present value, if any, of the remaining Annuity Payments will be paid in a lump sum to the estate of the Annuitant. The Annuitant has the right to change to another income option or make unscheduled withdrawals (subject to any applicable surrender penalties), from the remaining present value, subject to IRC requirements. This option is available on a fixed payment basis only.

     INTEREST ANNUITY PAYMENTS -- This option provides Annuity Payments based on interest earned from the proceeds of Your Certificate, at a rate determined by HMLIC, but never less than the annual guaranteed interest rate set forth in Your Certificate. Interest will be credited at the end of each payment period. Once the Annuitant reaches age 70 1/2, interest Annuity Payments may continue, however, the total annual distribution must meet the minimum mandatory distribution requirements of the IRC. The Annuitant may elect another Annuity Payment option at the end of any payment period. Subject to IRC requirements, the Annuitant may withdraw the account value in whole or in part upon written request, subject to any applicable surrender penalties. The request must be made before the end of the period that the Annuitant agreed to receive Annuity Payments. (See "Tax Consequences -- Required Minimum Distributions.") Distributions of both principal and interest must begin no later than the date specified by the IRC. This option is available on a fixed payment basis only.

     OTHER INCOME OPTIONS -- If the Annuitant does not wish to elect one or more Annuity Payment options, the Annuitant may (1) receive the proceeds in a lump sum, (2) leave the Certificate with HMLIC and receive the value under the minimum required distribution requirements of IRC Section 401(a)(9), see "Tax Consequences -- Required Minimum Distributions," or (3) elect any other option that HMLIC makes available.

AMOUNT OF FIXED AND VARIABLE ANNUITY PAYMENTS

     In general, the dollar amount of Annuity Payments under a Certificate depends on Total Accumulation Value. The value of each Subaccount is determined by multiplying the number of Accumulation Units credited to each Subaccount in which You invest under the Certificate by its respective Accumulation Unit Value. Your Total Accumulation Value may be more or less than the amount of Net Purchase Payments allocated to Your Certificate.

     FIXED ANNUITY PAYMENTS -- The amount of each payment under a fixed Annuity Payment option is determined from the annuity income option tables in Your Certificate. These tables show the monthly payment for each $1,000 of account value allocated to provide a fixed Annuity Payment. These payments will not change as a result of investment, mortality or expense experience. Higher Annuity Payments may be made at the sole discretion of HMLIC.

     VARIABLE ANNUITY PAYMENTS -- The account value applied to purchase Variable Annuity Payments will be allocated to the Subaccount(s) a Participant instructs. Not all Subaccounts may be available for Annuity Payments. The dollar amount of Your Variable Annuity Payments will depend on: (1) the amount that is used to purchase Variable Annuity Payments on the Annuity Date, less any deductions We may make for premium taxes; (2) the assumed interest rate for the Group Contract (and the Certificates thereunder); and (3) the performance of the Subaccounts You have selected.

     The amount of the first monthly Variable Annuity Payment is determined from the annuity income option tables in Your Certificate. The tables show the amount of the Annuity Payment for each $1,000 of account value allocated to provide Annuity Payments. The annuity income option tables vary with the form of Annuity Payment option selected and adjusted age of the Annuitant(s).

     The first monthly Variable Annuity Payment is used to calculate the number of Annuity Units for each subsequent monthly Annuity Payment. The number of Annuity Units remains constant over the payment period except when a joint and survivor option other than the 100% option is chosen; in those cases upon the death of either Annuitant, the number of Annuity Units will be reduced to correspond to the survivor percentage elected.

     The amount of each monthly Annuity Payment following the first Variable Annuity Payment may vary from month to month. Annuity Payments are determined each month by multiplying the Annuity Units by the applicable Annuity Unit Value on the date of payment.

     ASSUMED INTEREST RATE -- The assumed interest rate for the Certificates is 3%.

     ANNUITY UNIT VALUE -- The Annuity Unit Value for each Underlying Fund was established at $10.00 on March 1, 2005.
     - The current Annuity Unit Value is equal to the prior Annuity Unit Value on the Valuation Date when payments were last determined, multiplied by the applicable net investment factor. The net investment factor reflects the investment performance of the Subaccount during the current month, including the value of any dividends and distributions during the current month. This factor is computed by dividing (1) the net asset value of a share of the Underlying Fund on the current Valuation Date, plus any dividends or other distributions by (2) the net asset value of a share of the Underlying Fund on the Valuation Date of the preceding Valuation Period, and multiplying this result by the investment multiplier. The investment multiplier is one divided by the sum of one plus the assumed interest rate and the mortality and expense risk fee, adjusted to a monthly rate.
     - If the net investment factor equals one, then monthly payments from that Subaccount will remain level. If the net investment factor is greater than one, the monthly payments from that Subaccount will increase. Conversely, if the net investment factor is less than one, the payments from that Subaccount will decrease.

MISSTATEMENT OF AGE

     If the age of the Annuitant has been misstated, We will adjust the amount of any Annuity Payment to reflect the correct age. If the Annuity Payments were too large because of a misstatement of age, We will deduct the difference with interest, at an interest rate of 6%, from future payments until totally repaid. If the Annuity Payments were too small, We will add the difference with interest, at an interest rate of 6%, to the next payment.

MODIFICATION OF THE GROUP CONTRACT

     The Group Contract provides that it may be modified by agreement between the Plan Sponsor and HMLIC, or by HMLIC alone to maintain continued compliance with applicable state and federal laws. Participants will be notified of any modification. Only officers designated by HMLIC can modify the terms of the Group Contract.

TAX CONSEQUENCES

OTHER CONSIDERATIONS

     This discussion of the federal income tax consequences is only a brief summary and is not intended as tax advice. The rules governing the provisions of annuity contracts and Qualified Plans are extremely complex, often difficult to comprehend and may be changed at any time. The discussion does not address special rules, prior tax laws, or state tax laws. A Participant or a prospective Participant considering purchase of an annuity contract under a Qualified Plan should first consult with a qualified and competent tax adviser before taking any action that could have tax consequences.

SEPARATE ACCOUNT

     The operations of the Separate Account form part of the operations of HMLIC. The IRC provides, however, that no federal income tax will be payable by HMLIC on the investment income and capital gains of the Separate Account if certain conditions are met. Provided the investments of the Underlying Funds continue to meet the diversification requirements of IRC Section 817(h), the Participant will not pay federal income tax on the investment income and capital gains under a Certificate until Annuity Payments begin or a surrender or withdrawal is made.

OWNER CONTROL

     In certain circumstances, because of their ability to exercise investment control over the assets of the separate account supporting their contracts, owners of variable annuity contracts have been considered to be the owners of those separate account assets for federal income tax purposes. When this is the case, the contract owners have been currently taxed on income and gains attributable to the variable account assets. Current taxation based on owner control generally does not apply to Qualified Plans.

TRANSFERS, ASSIGNMENTS, OR EXCHANGES OF A CERTIFICATE

     A transfer or assignment of ownership of a certificate under a group contract that is a Qualified Plan is generally prohibited, and the tax consequences of doing so are not discussed herein. The designation of an Annuitant, the selection of certain maturity dates, or the exchange of a Certificate may result in certain tax consequences to a Participant that also are not discussed herein. A Participant contemplating any such transfer, assignment, exchange or transaction should consult a tax advisor as to the tax consequences.

PARTICIPANTS

CONTRIBUTION LIMITATIONS AND GENERAL REQUIREMENTS APPLICABLE TO QUALIFIED PLANS

     The tax rules applicable to Participants in a Qualified Plan vary according to the type of plan and the terms and conditions of the specific plan. The information provided here regarding the tax consequences of Qualified Plans is intended to be only general in nature. You should consult with Your tax adviser for the application of these rules to Your specific facts before purchasing a Certificate as an investment vehicle for a Qualified Plan.

     Contributions under Qualified Plans may be excludable from income if made through a salary reduction agreement. Salary reduction contributions are subject to limitations imposed by the IRC. Any contributions allowed to be made by the employer other than through salary reduction agreements are generally subject to additional limitations and are not discussed here. Further, contributions and investment earnings credited to a Participant's account are generally not taxable until such amounts are distributed as defined by the IRC. Purchasing a Certificate as an investment vehicle for a Qualified Plan does not provide any tax advantage in addition to that already available through the Qualified Plan.

     SECTION 403(b) TAX-DEFERRED ANNUITY -- A Section 403(b) tax-deferred (or tax-sheltered) annuity contract is available for employees of public schools and certain organizations tax-exempt under Section 501(c)(3). Salary reduction contributions are limited to the lesser of $15,500 (in 2007) or 100% of compensation. Additional catch-up amounts, $5,000 in 2007, may be contributed if the Participant is age 50 or older. An additional special catch-up contribution is available to certain Participants who have 15 years of service with their current employer. Both the maximum salary reduction contribution and the additional catch-up amount if the Participant is age 50 or older are indexed for inflation after 2007. Employer contributions are allowed with additional limitations under the Qualified Plan rules. Contributions may be subject to FICA (Social Security) tax. Contributions and earnings are not included in the annuitant's income until distributed. Distributions from Section 403(b) annuities generally cannot be made until the annuitant attains age 59 1/2. However, exceptions to this rule include severance from employment, death, disability and hardship and, generally, the balance in the annuity contract as of December 31, 1988. Section 403(b) annuity contract accumulations may be eligible for a tax-free rollover to an eligible retirement plan or transfer to another Section 403(b) annuity contract.
Section 403(b) annuities are subject to the required minimum distribution rules.

     SECTION 457(b) ELIGIBLE GOVERNMENTAL PLAN -- A Section 457(b) deferred compensation plan is available for employees of eligible state or local governments. Salary reduction amounts are limited to the lesser of $15,500 (in
2007) or 100% of includable compensation. Additional catch-up amounts may be contributed if the Participant is age 50 or older, $5,000 for 2007. Both the maximum salary reduction amount and the additional amount if the Participant is age 50 or older are indexed for inflation after 2007. A special catch-up contribution is allowed in the last three years of employment before attaining normal retirement age. Contributions and earnings generally are not included in an annuitant's income until distributed. Distributions are not generally allowed until the employee reaches age 70 1/2 except for severance from employment, or for an unforeseeable emergency. Section 457(b) annuity contract accumulations can be rolled over or transferred to other Section 457(b) eligible governmental plan contracts or to an eligible retirement plan. Section 457(b) annuity contracts are subject to the required minimum distribution rules.

     ROLLOVERS/TRANSFERS -- A rollover (or direct rollover) is a tax-free distribution (of cash or other assets) from one eligible retirement plan followed by a contribution to another eligible retirement plan. A trustee-to-trustee or issuer-to-issuer transfer is a tax-free transfer from one retirement plan to a similar retirement plan and does not involve a distribution. Transfers and distributions that are properly rolled over are not includable in income until they are ultimately paid out of the contract.

     Eligible rollover distributions under a Section 403(b) tax-deferred annuity or a governmental Section 457 plan can be rolled over to a traditional IRA, a
Section 401 plan, a Section 403(a) annuity, a Section 403(b) tax-deferred annuity or an eligible Section 457 governmental plan. (An eligible Section 457 plan must separately account for amounts rolled over from other non-Section 457 plans.) Amounts that are not eligible to be distributed may be transferred between tax-deferred annuities if the requirements of applicable IRS guidance are met. Transfers are permitted between governmental Section 457 plans if IRC requirements are met.

TAXATION OF CONTRACT BENEFITS

     Amounts contributed through salary reduction or employer contributions are not taxed at the time of contribution. Earnings are also generally not taxed as they accumulate within the annuity contract. Group Contract benefits generally will be taxable as ordinary income when received in accordance with Section 72 of the IRC.

     If not made within certain terms of the IRC, loans will be treated as distributions. Loans from Section 403(b) plans generally will not be treated as distributions if the terms require repayment within five years (except loans to acquire a home), the loans have substantially level payments over the term of the loan, the loans do not exceed $50,000, and the loans are evidenced by a legally enforceable agreement.

ADDITIONAL TAXES

     PREMATURE DISTRIBUTION TAX -- An additional tax (penalty tax) will apply to premature distributions from a qualified plan. A premature distribution is generally any distribution made before the Participant reaches age 59 1/2. The penalty tax is 10% of the amount of the payment that is includable in income. The penalty tax does not apply to distributions from Section 457 plans. Depending on the type of qualified plan, certain payments may be exempt from the penalty tax, such as payments: (1) made after age 59 1/2; (2) made as the result of death or disability; (3) that are part of a series of substantially equal periodic payments over the life or life expectancy of the Participant or the joint lives or joint life expectancy of the Participant and beneficiary; (4) made after separation from service and attainment of age 55; (5) made for medical care; (6) made under a qualified domestic relations order (QDRO); and
(7) made to correct excess contributions or elective deferrals.

     REQUIRED MINIMUM DISTRIBUTION EXCISE TAX -- If the amount distributed from a Qualified Plan is less than the required minimum distribution for the year (discussed below), the Participant is generally subject to a non-deductible excise tax of 50% on the difference between the required minimum distribution and the amount actually distributed.

     REQUIRED MINIMUM DISTRIBUTIONS -- The Participant of a Qualified Plan is generally required to take certain required minimum distributions during the Participant's life and the beneficiary designated by the Participant is required to take the balance of the account value within certain specified periods following the Participant's death.

     The Participant must take the first required distribution by the required beginning date and subsequent required distributions by December 31 of each year thereafter. Payments must be made over the life or life expectancy of the Participant or the joint lives or joint life expectancy of the Participant and the beneficiary. The amount of the required minimum distribution depends upon the account value and the applicable life expectancy. The required beginning date for Section 403(b) annuities and Section 457 plans is the later of April 1 of the calendar year following the calendar year in which the Participant attains age 70 1/2 or retires. If the beneficiary is not the spouse, the beneficiary may make a Direct rollover to an IRA that meets the IRS requirements of an inherited IRA.

     Upon the death of the Participant, the beneficiary must take distributions under one of the following two rules.

     1. If the Participant dies on or after the required beginning date, any remaining balance will continue to be distributed at least as rapidly as the payments being made to the Participant before death.

     2. If the Participant dies before the required beginning date, the balance must be distributed by December 31 of the calendar year containing the fifth anniversary of the Participant's death. If the account value is payable to a designated beneficiary other than a spouse, it may be paid over the life or life expectancy of that beneficiary, provided that distributions begin by December 31 of the calendar year following the year of the Participant's death. If the beneficiary is the spouse, the spouse may defer payments until the end of the calendar year in which the Participant would have reached age
         70 1/2.

     WITHHOLDING -- Mandatory federal income tax is generally required to be withheld at the rate of 20% on taxable eligible rollover distributions from qualified plans. Eligible rollover distributions are distributions other than a direct rollover or direct transfer to an eligible retirement plan, periodic payments over a Participant's life expectancy or the joint life expectancy of the Participant and the beneficiary, periodic payments over a period of ten years or more, required minimum distributions, and hardship distributions.

     For all amounts not subject to the mandatory 20% withholding, federal income tax is generally required to be withheld unless the Participant elects not to have federal income tax withheld. For periodic payments (Annuity Payments), the withholding is calculated like wage withholding. For all other payments, withholding is at a rate of 10%. HMLIC will notify the Participant at least annually of his or her right to revoke the election not to have federal income tax withheld. State and/or local tax withholding may also apply.

     FEDERAL ESTATE TAXES -- While no attempt is being made to discuss the federal estate tax implications of the Group Contract (and the Certificates thereunder), purchasers of annuity contracts should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.

     GENERATION-SKIPPING TRANSFER TAX -- Under certain circumstances, the IRC may impose a "generation skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Participant. Regulations issued under the IRC may require HMLIC to deduct the tax from Your Certificate or from any applicable payment, and pay the tax directly to the Internal Revenue Service.

     ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS -- The discussion above provides general information regarding federal income tax consequences to Participants who are U.S. citizens or residents. Participants who are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, Participants may be subject to state and/or municipal taxes and taxes that may be imposed by the Participant's country of citizenship or residence. Prospective Participants are advised to consult with a qualified tax adviser regarding federal, state, and foreign taxation with respect to an annuity contract purchase.

     FOREIGN TAX CREDITS -- We may benefit from any foreign tax credits attributable to taxes paid by certain Underlying Funds to foreign jurisdictions to the extent permitted under federal tax law.

     POSSIBLE TAX LAW CHANGES -- Although the likelihood of legislative or regulatory changes is uncertain, there is always the possibility that the tax treatment of the Group Contract (and the Certificates thereunder) could change by legislation, regulation or otherwise. Consult a tax advisor with respect to legislative or regulatory developments and their effect on Your Certificate.

     We have the right to modify the Group Contract (and the Certificates thereunder) in response to legislative or regulatory changes that could otherwise diminish the favorable tax treatment that Participants currently receive. We make no guarantee regarding the tax status of any Group Contract (or Certificate thereunder) and do not intend the above discussion as tax advice.

OTHER INFORMATION

     DISTRIBUTION OF THE CONTRACT -- Horace Mann Investors, Inc. ("HM Investors"), located at One Horace Mann Plaza, Springfield, Illinois 62715-0001, serves as principal underwriter of the Group Contract funded through the Separate Account. HM Investors is a member of the NASD and is a wholly owned subsidiary of Horace Mann Educators Corporation.

     The Certificates are sold by HMLIC through PEB Financial Services ("PEB"), which is located at 542 S. Dearborn St. Suite 300, Chicago, Illinois 60605, and Linsco/ Private Ledger ("LPL"), a broker dealer. Individuals at PEB are registered representatives with and offer securities through LPL. LPL is a member of NASD. HMLIC and HM Investors have entered into a distribution agreement with LPL. Sales commissions are paid by HMLIC to LPL and range from 1.00% to 3.00% of premium payments received. No specific charge is assessed directly to Participants or the Separate Account to cover the commissions. We do intend to recover the amount of the commissions we pay, however, through the fees and charges collected under the Group Contract and other corporate revenue.

     ASSOCIATION ENDORSEMENTS AND RELATIONSHIPS -- HMLIC or an affiliate has relationships with certain national, State and local education associations or educator groups. Certain associations endorse or sponsor various insurance products of HMLIC or an affiliate. Neither HMLIC nor any of its affiliates pays any consideration solely in exchange for product endorsements or sponsorships. HMLIC or an affiliate does pay various associations or groups for certain special functions, advertising, and similar services, including but not limited to the following:

     - Providing HMLIC and/or an affiliate with access to and opportunities to market its products to association members;

     - Allowing HMLIC or an affiliate to sponsor and promote scholarship and awards programs;
     - Allowing HMLIC or an affiliate to sponsor and/or attend (and market its products at) association meetings, conferences, or conventions; and
     - Allowing HMLIC or an affiliate to conduct workshops for association members.

     LEGAL PROCEEDINGS -- HMLIC, like other life insurance companies, is involved on occasion in lawsuits. Although the outcome of any litigation cannot be predicted with certainty, HMLIC believes that no pending or threatened lawsuits are likely to have a material adverse effect on the Separate Account, on the ability of HM Investors to perform under its principal underwriting agreement or of PEB Financial Services to perform under its distribution agreement, or on HMLIC's ability to meet its obligations under the Group Contract.

     REGISTRATION STATEMENT -- A registration statement has been filed with the SEC under the Securities Act of 1933 with respect to the Group Contract and Certificates thereunder. This prospectus summarizes the material rights granted under and features of the Group Contract and Certificates thereunder. For a complete statement of the terms thereof, reference is made to the Group Contract, the Certificates thereunder, and such instruments as filed. This prospectus does not contain all information set forth in the registration statement, its amendments and exhibits

     COMMUNICATIONS TO PARTICIPANTS -- To ensure receipt of communications, Participants must notify PEB Financial Services or HMLIC of address changes. Notice of a change in address may be sent to PEB Financial Services at 542 S. Dearborn, Suite 300, Chicago, Illinois 60605 or by calling (312) 922-3264. Notices may also be sent to HMLIC by writing to Annuity Client Services, P.O. Box 4657, Springfield, Illinois 62708-4657, by sending a facsimile transmission to (217) 527-2307, or by calling (217) 789-2500 or (800) 999-1030 (toll-free).

     HMLIC will attempt to locate Participants for whom no current address is on file. In the event HMLIC is unable to locate a Participant, HMLIC may be forced to surrender the Certificate and forward the proceeds to the Participant's last known state of residence in accordance with the state's abandoned property laws.

     PARTICIPANT INQUIRIES -- Inquiries concerning Your Certificate may be made to PEB Financial Services by calling (312) 922-3264, or by calling HMLIC toll-free at (800) 999-1030. Written questions should be sent to either PEB Financial Services at 542 S. Dearborn, Suite 300, Chicago, Illinois 60605 or to Horace Mann Life Insurance Company, Annuity Client Services, P.O. Box 4657, Springfield, Illinois 62708-4657.

     FORMS AVAILABILITY -- Specific forms are available to aid the Participant in effecting many transactions allowed under a Certificate. These forms may be obtained by calling PEB Financial Services at (312) 922-3264.

     NASD REGULATION'S PUBLIC DISCLOSURE PROGRAM -- Information about HM Investors, PEB Financial Services, LPL and Your registered representative is available from the NASD at www. nasd.com or by calling (800) 289-9999 (toll-free).

ADDITIONAL INFORMATION

     A copy of the Statement of Additional Information that provides more detailed information about the Separate Account is available, without charge, upon request. The Table of Contents of this Statement of Additional Information follows:

General Information and History                  1
Underwriter                                      1
Independent Registered Public Accounting Firm    2
Financial Statements                             2

     To receive, without charge, a copy of the Statement of Additional Information for the Separate Account, please complete the following request form and mail it to the address indicated below, or send it by facsimile transmission to (217) 535-7123, or telephone (217) 789-2500 or (800) 999-1030 (toll-free) to request a copy.

     HORACE MANN LIFE INSURANCE COMPANY
     P.O. BOX 4657
     SPRINGFIELD, ILLINOIS 62708-4657

Please provide free of charge the following information:

------- Statement of Additional Information dated May 1, 2007 for the Horace Mann Life Insurance Group Annuity Separate Account.

Please mail the above document to:

-----------------------------------------------------------
Name:

-----------------------------------------------------------
Address:

-----------------------------------------------------------
City/State/Zip:

APPENDIX: ACCUMULATION UNIT VALUES
--------------------------------------------------------------------------------

     The Accumulation Unit Values ("AUVs") and the number of accumulation units outstanding for each Subaccount from the date of Subaccount inception are shown in the following tables. The values shown assume that the charge structure for the Group Contract (and the Certificates thereunder) was in effect since the later of the date (1) the Separate Account was established, although not registered, or (2) of Subaccount inception. The T. Rowe Price Science and Technology Fund -- Advisor Class was added to the Separate Account on April 15, 2003. The Goldman Sachs VIT International Equity Fund and the Lord Abbett Series Fund -- Growth Opportunities Portfolio were added to the Separate Account on June 1, 2004. All other Underlying Funds not specified above were added to the Separate Account when it was established on May 1, 2002.


                                                    ACCUMULATION                             NUMBER OF
                                                     UNIT VALUE     ACCUMULATION UNIT    ACCUMULATION UNITS
                                                    BEGINNING OF      VALUE END OF       OUTSTANDING END OF
SUBACCOUNT                            YEAR ENDED       PERIOD            PERIOD                PERIOD
----------                            ----------    ------------    -----------------    ------------------
BLACKROCK INDEX EQUITY PORTFOLIO
  (SERVICE CLASS)                      12/31/06        $24.32            $27.84                 78,040
                                       12/31/05         23.47             24.32                 86,251
                                       12/31/04         21.45             23.47                 75,307
                                       12/31/03         16.85             21.45                 55,283
                                       12/31/02         20.83             16.85                 22,928

ALLIANCEBERNSTEIN LARGE CAP GROWTH
  PORTFOLIO                            12/31/06        $25.74            $25.37                 20,479
                                       12/31/05         22.59             25.74                 11,263
                                       12/31/04         21.02             22.59                  8,343
                                       12/31/03         17.17             21.02                  6,224
                                       12/31/02         21.85             17.17                  2,770

DAVIS VALUE PORTFOLIO                  12/31/06        $12.80            $14.60                233,061
                                       12/31/05         11.79             12.80                211,112
                                       12/31/04         10.58             11.79                167,666
                                       12/31/03          8.22             10.58                111,303
                                       12/31/02          9.67              8.22                 48,594

FIDELITY VIP MID CAP PORTFOLIO
  (SC2)                                12/31/06        $34.34            $38.30                106,467
                                       12/31/05         29.33             34.34                 95,985
                                       12/31/04         23.72             29.33                 68,164
                                       12/31/03         17.29             23.72                 45,872
                                       12/31/02         20.08             17.29                 19,707

LORD ABBETT SERIES FUND GROWTH
  OPPORTUNITIES PORTFOLIO              12/31/06        $13.75            $14.71                 26,617
                                       12/31/05         13.24             13.75                 24,491
                                       12/31/04         12.08             13.24                    577

ARIEL APPRECIATION FUND(R)             12/31/06        $49.14            $54.09                 61,053
                                       12/31/05         48.13             49.14                 64,179
                                       12/31/04         42.90             48.13                 49,674
                                       12/31/03         33.01             42.90                 35,282
                                       12/31/02         39.74             33.01                 15,557

NEUBERGER BERMAN GENESIS FUND
  (ADVISOR CLASS)                      12/31/06        $29.11            $30.88                 48,338
                                       12/31/05         25.59             29.11                 43,252
                                       12/31/04         21.53             25.29                 37,835
                                       12/31/03         16.52             21.53                 25,844
                                       12/31/02         19.12             16.52                 10,403


                                                    ACCUMULATION                             NUMBER OF
                                                     UNIT VALUE     ACCUMULATION UNIT    ACCUMULATION UNITS
                                                    BEGINNING OF      VALUE END OF       OUTSTANDING END OF
SUBACCOUNT                            YEAR ENDED       PERIOD            PERIOD                PERIOD
----------                            ----------    ------------    -----------------    ------------------
WILSHIRE VIT SMALL CAP GROWTH FUND     12/31/06        $12.42            $13.72                 15,167
                                       12/31/05         12.07             12.42                 11,469
                                       12/31/04         11.65             12.07                 12,222
                                       12/31/03          7.38             11.65                  7,471
                                       12/31/02         10.49              7.38                  1,843

ARIEL FUND(R)                          12/31/06        $54.79            $59.99                 72,179
                                       12/31/05         54.73             54.79                 74,373
                                       12/31/04         45.23             54.73                  3,433
                                       12/31/03         35.60             45.23                 36,247
                                       12/31/02         41.93             35.60                 16,275

GOLDMAN SACHS VIT INTERNATIONAL
  EQUITY FUND                          12/31/06        $12.07            $14.62                 80,164
                                       12/31/05         10.70             12.07                 60,321
                                       12/31/04          9.23             10.70                    845

TEMPLETON FOREIGN SMALLER COMPANIES
  FUND (CLASS A)                       12/31/06        $23.80            $29.25                 14,443
                                       12/31/05         21.57             23.80                  6,593
                                       12/31/04         18.14             21.57                  2,811
                                       12/31/03         12.50             18.14                    540
                                       12/31/02         14.87             12.50                    184

T. ROWE PRICE SCIENCE AND
  TECHNOLOGY FUND -- ADVISOR CLASS     12/31/06        $19.14            $20.34                 12,385
                                       12/31/05         18.84             19.14                  8,862
                                       12/31/04         18.70             18.84                  8,953
                                       12/31/03         13.08             18.70                  5,958

PUTNAM VT THE GEORGE PUTNAM FUND OF
  BOSTON (IB SHARES)                   12/31/06        $12.34            $13.74                121,666
                                       12/31/05         11.94             12.34                117,786
                                       12/31/04         11.09             11.94                 74.967
                                       12/31/03          9.53             11.09                 37,348
                                       12/31/02         10.53              9.53                 17,529

BLACKROCK LOW DURATION BOND
  PORTFOLIO (SERVICE CLASS)            12/31/06        $10.57            $10.87                 34,801
                                       12/31/05         10.52             10.57                 36,313
                                       12/31/04         10.49             10.52                 24,392
                                       12/31/03         10.39             10.49                 20,775
                                       12/31/02         10.07             10.39                 11.389

BLACKROCK LIQUIDITY TEMP FUND
  (SERVICE CLASS)                      12/31/06        $ 1.03            $ 1.07              1,616,500
                                       12/31/05          1.02              1.03              1,412,385
                                       12/31/04          1.01              1.02                581,242
                                       12/31/03          1.00              1.01                368,799
                                       12/31/02          1.00              1.00                179,507

BLACKROCK TOTAL RETURN II PORTFOLIO
  (SERVICE CLASS)                      12/31/06        $11.11            $11.46                 73,112
                                       12/31/05         10.97             11.11                 61,698
                                       12/31/04         10.62             10.97                 43,388
                                       12/31/03         10.24             10.62                 19.708
                                       12/31/02          9.73             10.24                  8,261

                                   May 1, 2007


                       STATEMENT OF ADDITIONAL INFORMATION

            HORACE MANN LIFE INSURANCE GROUP ANNUITY SEPARATE ACCOUNT

                                Flexible Premium
                    Variable Deferred Group Annuity Contract

                       Horace Mann Life Insurance Company


This Statement of Additional Information is not a prospectus, and should be read in conjunction with the prospectus for the variable deferred group annuity contract dated May 1, 2007. Copies of the prospectus for the Group Contract (and the Certificates thereunder) may be obtained by writing to Horace Mann Life Insurance Company, P.O. Box 4657, Springfield, Illinois 62708-4657, by sending a facsimile transmission to (217) 535-7123, or by telephoning toll-free (800) 999-1030. The prospectus for the Group Contract (and the Certificates thereunder) sets forth information that a prospective investor should know before investing in a Certificate. Capitalized terms that are used, but not defined, in this Statement of Additional Information have the same meanings as in the prospectus for the Group Contract (and the Certificates thereunder).

May 1, 2007

TABLE OF CONTENTS

TOPIC                                                                  PAGE
General Information and History                                        1
Underwriter                                                            1
Independent Registered Public Accounting Firm                          2
Financial Statements                                                   2


GENERAL INFORMATION AND HISTORY

         Horace Mann Life Insurance Company ("HMLIC") sponsors the Horace Mann Life Insurance Group Annuity Separate Account (the "Separate Account"). HMLIC is a wholly-owned subsidiary of Allegiance Life Insurance Company, which engages in the business of insurance. HMLIC is an indirect, wholly-owned subsidiary of Horace Mann Educators Corporation ("HMEC"), a publicly-held insurance holding company traded on the New York Stock Exchange.

         HMLIC established the Separate Account under Illinois law on March 1, 2002. HMLIC created the Separate Account and began issuing a group variable annuity contract funded through the Separate Account as an investment vehicle for the Chicago Public Schools 403(b) Tax Deferred Compensation Plan, without registering the group contract under the Securities Act of 1933, or the Separate Account under the Investment Company Act of 1940. At that time, HMLIC believed that such registration was not required for a "governmental plan" such as the Plan. HMLIC has recently determined that the Plan was a type of "governmental plan" that may not be exempted from registration, and thereafter began taking steps to respond to the deficiency.

UNDERWRITER

Horace Mann Investors, Inc. ("HM Investors"), a broker/dealer registered with the Securities and Exchange Commission and a member of the NASD, serves as principal underwriter of the Group Contract funded through the Separate Account. HM Investors is located at One Horace Mann Plaza, Springfield, Illinois 62715-0001. HM Investors is an affiliate of HMLIC and a wholly owned subsidiary of HMEC.

         HMLIC offers and sells the Certificates under the Group Contract on a continuous basis through PEB Financial Services ("PEB"). Individuals at PEB are registered representatives with and offer securities through Linsco/Private Ledger ("LPL"). LPL is a member of NASD. HMLIC pays commissions to LPL for sales of the Certificates under the Group Contract by LPL registered representatives.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


The financial statements of the Separate Account as of December 31, 2006, and for the periods disclosed in the financial statements, and those financial statements and schedules of Horace Mann Life Insurance Company as of December 31, 2006 and 2005, and for each of the three years in the period ended December 31, 2006, appearing herein have been audited by KPMG LLP, independent registered public accounting firm, as set forth in their respective reports thereon appearing elsewhere herein, and are included in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing. The principal business address of KPMG LLP is 303 East Wacker Drive, Chicago, Illinois 60601.



The KPMG LLP report dated April 27, 2007 of HMLIC includes explanatory language that states that HMLIC prepared the statutory financial statements using statutory accounting practices prescribed or permitted by the Illinois Department of Financial and Professional Regulation--Division of Insurance, which practices differ from accounting principles generally accepted in the United States of America. Accordingly, the KPMG LLP audit report states that the statutory financial statements are not presented fairly in conformity with accounting principles generally accepted in the United States of America, and further states that those statements are presented fairly, in all material respects, in conformity with statutory accounting practices.



FINANCIAL STATEMENTS

Audited financial statements of HMLIC and the Separate Account are included herein. The financial statements for HMLIC should be considered only as bearing upon the ability of HMLIC to meet its obligations under the Group Contract.

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


The Contract Owners
Horace Mann Life Insurance Group Annuity Separate Account
     and
The Board of Directors and Stockholders
Horace Mann Life Insurance Company:

We have audited the accompanying statements of net assets for each of the sub-accounts, listed in note 1, comprising the Horace Mann Life Insurance Group Annuity Separate Account (the Account) as of December 31, 2006, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the three-year period then ended. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement and financial highlights presentation. Our procedures included confirmation of securities owned as of December 31, 2006, by correspondence with the third party administrator of the underlying sub-accounts. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective sub-accounts of the Horace Mann Life Insurance Group Annuity Separate Account as of December 31, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended and financial highlights for each of the years in the three-year period then ended, in conformity with U.S. generally accepted accounting principles.





KPMG LLP
Chicago, Illinois
April 27, 2007

HORACE MANN LIFE INSURANCE COMPANY GROUP ANNUITY             2006 ANNUAL REPORT
SEPARATE ACCOUNT

STATEMENTS OF NET ASSETS

DECEMBER 31, 2006

                                ACCOUNT DIVISION

                                                                           BLACKROCK                          BLACKROCK
                                                                           CORE BOND   BLACKROCK                 LOW
                              ALLIANCEBERNSTEIN                  ARIEL       TOTAL       INDEX     BLACKROCK   DURATION     DAVIS
                                  LARGE CAP         ARIEL    APPRECIATION    RETURN     EQUITY     LIQUIDITY     BOND       VALUE
                                    GROWTH          FUND         FUND      PORTFOLIO   PORTFOLIO   TEMP FUND  PORTFOLIO   PORTFOLIO
                              -----------------  ----------  ------------  ---------  ----------  ----------  ---------  ----------
ASSETS
      Investments at market
         value                     $519,609      $4,329,745   $3,302,466    $837,918  $2,172,461  $1,734,501   $378,220  $3,403,779
                                   --------      ----------   ----------    --------  ----------  ----------   --------  ----------
TOTAL ASSETS                       $519,609      $4,329,745   $3,302,466    $837,918  $2,172,461  $1,734,501   $378,220  $3,403,779
                                   ========      ==========   ==========    ========  ==========  ==========   ========  ==========
NET ASSETS
      Net Assets (Indefinite
         units authorized)
         Active Contract
            Owners                 $519,609      $4,329,745   $3,302,466    $837,918  $2,172,461  $1,734,501   $378,220  $3,403,779
                                   --------      ----------   ----------    --------  ----------  ----------   --------  ----------
TOTAL NET ASSETS                   $519,609      $4,329,745   $3,302,466    $837,918  $2,172,461  $1,734,501   $378,220  $3,403,779
                                   ========      ==========   ==========    ========  ==========  ==========   ========  ==========
INVESTMENTS
      Cost of investments          $498,350      $4,373,494   $3,205,585    $840,039  $1,860,975  $1,734,486   $378,118  $2,877,710
      Unrealized
         appreciation
         (depreciation) on
         investments               $ 21,259      $  (43,749)  $   96,881    $ (2,121) $  311,486  $       15   $    102  $  526,069

      Number of shares in
         underlying mutual
         funds                       19,705          83,570       68,332      88,295      80,047   1,734,486     38,360     233,456

Total Net Assets Represented
   by:
   Number of units
      outstanding:
      M&E Rate .80                   20,479          72,179       61,053      73,112      78,040   1,616,500     34,801     233,061

Accumulation Unit Value (Net
   assets divided by units
   outstanding)
        M&E Rate .80               $  25.37      $    59.99   $    54.09    $  11.46  $    27.84  $     1.07   $  10.87  $    14.60

See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY GROUP ANNUITY              2006 ANNUAL REPORT
SEPARATE ACCOUNT

STATEMENTS OF NET ASSETS

DECEMBER 31, 2006

                                               GOLDMAN                                                         T. ROWE    WILSHIRE
                                              SACHS VIT     LORD ABBETT    NEUBERGER    GEORGE    TEMPLETON     PRICE    VIT SMALL
                              FIDELITY VIP  INTERNATIONAL   SERIES FUND     BERMAN      PUTNAM     FOREIGN    SCIENCE &     CAP
                                 MID CAP        EQUITY         GROWTH       GENESIS      FUND      SMALLER   TECHNOLOGY   EQUITY
                                PORTFOLIO        FUND      OPPORTUNITIES     FUND      OF BOSTON   COMPANY      FUND        FUND
                              ------------  -------------  -------------  ----------  ----------  ---------  ----------  ---------
ASSETS
      Investments at market
         value                 $4,077,193     $1,172,194      $391,648    $1,492,807  $1,672,099   $422,455   $251,934    $208,058
                               ----------     ----------      --------    ----------  ----------   --------   --------    --------
TOTAL ASSETS                   $4,077,193     $1,172,194      $391,648    $1,492,807  $1,672,099   $422,455   $251,934    $208,058
                               ==========     ==========      ========    ==========  ==========   ========   ========    ========
NET ASSETS
      Net Assets (Indefinite
         units authorized)
         Active Contract
            Owners             $4,077,193     $1,172,194      $391,648    $1,492,807  $1,672,099   $422,455   $251,934    $208,058
                               ----------     ----------      --------    ----------  ----------   --------   --------    --------
TOTAL NET ASSETS               $4,077,193     $1,172,194      $391,648    $1,492,807  $1,672,099   $422,455   $251,934    $208,058
                               ==========     ==========      ========    ==========  ==========   ========   ========    ========
INVESTMENTS
      Cost of investments      $3,687,766     $  971,256      $373,274    $1,464,151  $1,556,874   $437,898   $229,116    $178,428
      Unrealized
         appreciation
         (depreciation) on
         investments           $  389,427     $  200,938      $ 18,374    $   28,656  $  115,225   $(15,443)  $ 22,818    $ 29,630


      Number of shares in
         underlying mutual
         funds                    119,042         80,897        26,697        53,353     134,090     20,175     12,025      14,611
Total Net Assets Represented
   by:
   Number of units
      outstanding:
      M&E Rate .80                106,467         80,164        26,617        48,338     121,666     14,443     12,385      15,167

Accumulation Unit Value (Net
   assets divided by
   units outstanding)
      M&E Rate .80             $    38.30     $    14.62      $  14.71    $    30.88  $    13.74   $  29.25   $  20.34    $  13.72

 See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY GROUP ANNUITY              2006 ANNUAL REPORT
SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2006

                                ACCOUNT DIVISION

                                                                          BLACKROCK
                                                                             CORE                          BLACKROCK
                                                                             BOND    BLACKROCK                LOW
                              ALLIANCEBERNSTEIN                 ARIEL       TOTAL      INDEX    BLACKROCK   DURATION    DAVIS
                                  LARGE CAP        ARIEL    APPRECIATION    RETURN     EQUITY   LIQUIDITY     BOND      VALUE
                                   GROWTH           FUND        FUND      PORTFOLIO  PORTFOLIO  TEMP FUND  PORTFOLIO  PORTFOLIO
                              -----------------  ---------  ------------  ---------  ---------  ---------  ---------  ---------
INVESTMENT INCOME
   Dividend income
      distribution                 $     --      $      --    $  1,473     $30,959    $ 27,646   $ 74,249    $15,030   $ 24,634
                                   --------      ---------    --------     -------    --------   --------    -------   --------
   Net investment income                 --             --       1,473      30,959      27,646     74,249     15,030     24,634
                                   ========      =========    ========     =======    ========   ========    =======   ========
REALIZED AND UNREALIZED
   GAIN (LOSS) ON
   INVESTMENTS
      Capital
         gain distribution               --        271,762     225,153          --          --         --         --         --
      Net realized gain
         (loss) on
         investments                 18,549        248,226     146,607      (9,203)    153,135         --     (4,207)   189,110
      Net unrealized
         appreciation
         (depreciation) on
         investments                (23,543)      (112,841)    (56,339)     10,106     115,632         --      4,028    220,750
                                   --------      ---------    --------     -------    --------   --------    -------   --------
     Net gain (loss) on
        investments                  (4,994)       407,147     315,421         903     268,767         --       (179)   409,860
                                   --------      ---------    --------     -------    --------   --------    -------   --------
   EXPENSES
      Mortality and expense
         risk charge
         (Note 1)                    (3,416)       (34,250)    (25,131)     (5,973)    (16,682)   (12,313)    (3,241)   (24,053)
                                   --------      ---------    --------     -------    --------   --------    -------   --------
      Total Expenses                 (3,416)       (34,250)    (25,131)     (5,973)    (16,682)   (12,313)    (3,241)   (24,053)
                                   --------      ---------    --------     -------    --------   --------    -------   --------
NET INCREASE (DECREASE)
   IN NET ASSETS RESULTING
   FROM OPERATIONS                 $ (8,410)     $ 372,897    $291,763     $25,889    $279,731   $ 61,936    $11,610   $410,441
                                   ========      =========    ========     =======    ========   ========    =======   ========

See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY GROUP ANNUITY              2006 ANNUAL REPORT
SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2006

                                           GOLDMAN
                              FIDELITY    SACHS VIT     LORD ABBETT   NEUBERGER   GEORGE   TEMPLETON  T. ROWE PRICE  WILSHIRE VIT
                                VIP     INTERNATIONAL   SERIES FUND     BERMAN    PUTNAM    FOREIGN     SCIENCE &      SMALL CAP
                              MID CAP       EQUITY         GROWTH      GENESIS   FUND OF    SMALLER     TECHNOLOGY      EQUITY
                             PORTFOLIO       FUND      OPPORTUNITIES     FUND     BOSTON    COMPANY        FUND          FUND
                             ---------  -------------  -------------  ---------  --------  ---------  -------------  ------------
INVESTMENT INCOME
   Dividend income
      distribution           $   6,190     $ 17,527       $    --     $   8,694  $ 40,280   $  7,731     $    --        $    --
                             ---------     --------       -------     ---------  --------   --------     -------        -------
   Net investment income         6,190       17,527            --         8,694    40,280      7,731          --             --
                             =========     ========       =======     =========  ========   ========     =======        =======
REALIZED AND UNREALIZED
   GAIN (LOSS) ON
   INVESTMENTS
      Capital gain
         distribution          412,733           --         3,794       108,334    52,076     65,469          --             --
      Net realized gain
         (loss) on
         investments           312,642       32,505         5,248       102,236    17,862      5,880       2,413          2,753
      Net unrealized
         appreciation
         (depreciation)
         on investments       (306,814)     140,573        16,478      (128,145)   64,995    (13,374)     12,231         18,255
                             ---------     --------       -------     ---------  --------   --------     -------        -------
      Net gain (loss) on
         investments           418,561      173,078        25,520        82,425   134,933     57,975      14,644         21,008
                             ---------     --------       -------     ---------  --------   --------     -------        -------
EXPENSES
   Mortality and expense
      risk charge (Note 1)     (30,258)      (7,469)       (3,102)      (11,265)  (12,219)    (2,543)     (1,657)        (1,329)
                             ---------     --------       -------     ---------  --------   --------     -------        -------
   Total Expenses              (30,258)      (7,469)       (3,102)      (11,265)  (12,219)    (2,543)     (1,657)        (1,329)
                             ---------     --------       -------     ---------  --------   --------     -------        -------
NET INCREASE (DECREASE)
   IN NET ASSETS RESULTING
   FROM OPERATIONS           $ 394,493     $183,136       $22,418     $  79,854  $162,994   $ 63,163     $12,987        $19,679
                             =========     ========       =======     =========  ========   ========     =======        =======

See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY GROUP ANNUITY              2006 ANNUAL REPORT
SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2006

                                ACCOUNT DIVISION

                                                                          BLACKROCK
                                                                             CORE                             BLACKROCK
                                                                             BOND     BLACKROCK                  LOW
                            ALLIANCEBERNSTEIN                   ARIEL       TOTAL       INDEX     BLACKROCK    DURATION    DAVIS
                                LARGE CAP         ARIEL     APPRECIATION    RETURN      EQUITY    LIQUIDITY      BOND      VALUE
                                 GROWTH            FUND         FUND      PORTFOLIO   PORTFOLIO   TEMP FUND   PORTFOLIO  PORTFOLIO
                            -----------------  -----------  ------------  ---------  ----------  -----------  ---------  ----------
OPERATIONS
   Net investment income        $      --      $        --   $     1,473  $  30,959  $   27,646  $    74,249  $  15,030  $   24,634
   Capital gain
      distribution                     --          271,762       225,153         --          --           --         --          --
   Net realized gain
      (loss) on
      investments                  18,549          248,226       146,607     (9,203)    153,135           --     (4,207)    189,110
   Net unrealized
      appreciation
      (depreciation)
      on investments              (23,543)        (112,841)      (56,339)    10,106     115,632           --      4,028     220,750
   Mortality and expense
      risk charge (Note 1)         (3,416)         (34,250)      (25,131)    (5,973)    (16,682)     (12,313)    (3,241)    (24,053)
                                ---------      -----------   -----------  ---------  ----------  -----------  ---------  ----------
   NET INCREASE (DECREASE)
      IN NET ASSETS
      RESULTING FROM
      OPERATIONS                   (8,410)         372,897       291,763     25,889     279,731       61,936     11,610     410,441
                                =========      ===========   ===========  =========  ==========  ===========  =========  ==========
CONTRACT OWNERS'
   TRANSACTIONS
   Gross stipulated
      PAYMENTS RECEIVED           270,219        1,484,064     1,041,438    320,153     572,962    1,284,954    189,729   1,173,895
   Sales and
      administrative
      expenses (Note 1)                --               --            --         --          --           --         --          --
                                ---------      -----------   -----------  ---------  ----------  -----------  ---------  ----------
   Net consideration
      received
      on annuity contracts        270,219        1,484,064     1,041,438    320,153     572,962    1,284,954    189,729   1,173,895
   Net transfer from (to)
      fixed accumulation
      account                     (10,588)        (130,297)      (43,150)    (9,243)    (30,212)    (180,274)    (3,781)    (50,468)
   Transfers from (to)
      other Divisions              87,056         (207,456)     (118,480)    37,006    (119,511)     300,573     15,497     (16,178)
   Payments to contract
      owners                     (108,583)      (1,264,589)   (1,023,124)  (221,283)   (628,067)  (1,188,882)  (218,609)   (816,212)
   Annual maintenance
      charge (Note 1)                  --               --            --         --          --           --         --          --
   Surrender charges
      (Note 1)                         --               --            --         --          --           --         --          --
   Mortality guarantee
      adjustment                       --               --            --         --          --           --         --          --
                                ---------      -----------   -----------  ---------  ----------  -----------  ---------  ----------
   NET INCREASE (DECREASE)
      IN NET ASSETS
      RESULTING FROM
      CONTRACT OWNERS'
      TRANSACTIONS                238,104         (118,278)     (143,316)   126,633    (204,828)     216,371    (17,164)    291,037
                                =========      ===========   ===========  =========  ==========  ===========  =========  ==========
   TOTAL INCREASE
      (DECREASE) IN NET
      ASSETS                      229,694          254,619       148,447    152,522      74,903      278,307     (5,554)    701,478
NET ASSETS:
   BEGINNING OF PERIOD            289,915        4,075,126     3,154,019    685,396   2,097,558    1,456,194    383,774   2,702,301
                                ---------      -----------   -----------  ---------  ----------  -----------  ---------  ----------
   END OF PERIOD                $ 519,609      $ 4,329,745   $ 3,302,466  $ 837,918  $2,172,461  $ 1,734,501  $ 378,220  $3,403,779
                                =========      ===========   ===========  =========  ==========  ===========  =========  ==========

See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY GROUP ANNUITY              2006 ANNUAL REPORT
SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2006

                                                                                                                           WILSHIRE
                                              GOLDMAN SACHS                                                      T. ROWE      VIT
                                   FIDELITY        VIT        LORD ABBETT    NEUBERGER    GEORGE    TEMPLETON     PRICE      SMALL
                                    VIP MID   INTERNATIONAL   SERIES FUND     BERMAN      PUTNAM     FOREIGN    SCIENCE &     CAP
                                      CAP         EQUITY         GROWTH       GENESIS     FUND OF    SMALLER   TECHNOLOGY   EQUITY
                                   PORTFOLIO       FUND      OPPORTUNITIES     FUND       BOSTON     COMPANY      FUND       FUND
                                  ----------  -------------  -------------  ----------  ----------  ---------  ----------  --------
OPERATIONS
   Net investment income          $    6,190    $   17,527     $      --    $    8,694  $   40,280  $  7,731    $     --   $     --
   Capital gain distribution         412,733            --         3,794       108,334      52,076    65,469          --         --
   Net realized gain (loss)
      on investments                 312,642        32,505         5,248       102,236      17,862     5,880       2,413      2,753
   Net unrealized appreciation
      (depreciation) on
      investments                   (306,814)      140,573        16,478      (128,145)     64,995   (13,374)     12,231     18,255
   Mortality and expense
      risk charge (Note 1)           (30,258)       (7,469)       (3,102)      (11,265)    (12,219)   (2,543)     (1,657)    (1,329)
                                  ----------    ----------     ---------    ----------  ----------  --------    --------   --------
   NET INCREASE (DECREASE)
      IN NET ASSETS
      RESULTING FROM OPERATIONS      394,493       183,136        22,418        79,854     162,994    63,163      12,987     19,679
                                  ==========    ==========     =========    ==========  ==========  ========    ========   ========
CONTRACT OWNERS' TRANSACTIONS
   Gross stipulated
      PAYMENTS RECEIVED            1,288,806       368,477       168,166       530,231     535,829   201,427      99,400     62,433
   Sales and administrative
      expenses (Note 1)                   --            --            --            --          --        --          --         --
                                  ----------    ----------     ---------    ----------  ----------  --------    --------   --------
   Net consideration received
      on annuity contracts         1,288,806       368,477       168,166       530,231     535,829   201,427      99,400     62,433
   Net transfer from (to)
      fixed accumulation account    (100,229)      (14,376)       (5,377)      (24,560)    (38,826)      109      (2,187)      (499)
   Transfers from (to)
      other Divisions                (13,769)       41,450       (10,816)        4,445     (35,574)   61,621     (17,827)    (8,037)
   Payments to contract owners      (788,239)     (134,587)     (119,386)     (356,054)   (406,213)  (60,783)    (10,075)    (7,951)
   Annual maintenance
      charge (Note 1)                     --            --            --            --          --        --          --         --
   Surrender charges (Note 1)             --            --            --            --          --        --          --         --
   Mortality guarantee
      adjustment                          --            --            --            --          --        --          --         --
                                  ----------    ----------     ---------    ----------  ----------  --------    --------   --------
   NET INCREASE (DECREASE) IN
      NET
      ASSETS RESULTING FROM
      CONTRACT OWNERS'
      TRANSACTIONS                   386,569       260,964        32,587       154,062      55,216   202,374      69,311     45,946
                                  ==========    ==========     =========    ==========  ==========  ========    ========   ========
   TOTAL INCREASE (DECREASE)
      IN NET ASSETS                  781,062       444,100        55,005       233,916     218,210   265,537      82,298     65,625
NET ASSETS:
   BEGINNING OF PERIOD             3,296,131       728,094       336,643     1,258,891   1,453,889   156,918     169,636    142,433
                                  ----------    ----------     ---------    ----------  ----------  --------    --------   --------
   END OF PERIOD                  $4,077,193    $1,172,194     $ 391,648    $1,492,807  $1,672,099  $422,455    $251,934   $208,058
                                  ==========    ==========     =========    ==========  ==========  ========    ========   ========


See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY GROUP ANNUITY              2006 ANNUAL REPORT
SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2005

                                                                                 BLACKROCK
                                                                                 CORE BOND   BLACKROCK
                                    ALLIANCEBERNSTEIN                  ARIEL       TOTAL       INDEX
                                        LARGE CAP         ARIEL    APPRECIATION    RETURN      EQUITY
                                         GROWTH           FUND         FUND      PORTFOLIO   PORTFOLIO
                                    -----------------  ----------  ------------  ---------  ----------
OPERATIONS
      Net investment income              $     --      $   12,157   $   27,263   $  27,156  $   28,145
      Capital gain distribution                --         261,008      118,640       1,998          --
      Net realized gain (loss)
         on investments                    17,193         258,188      230,206      (6,999)    132,890
      Net unrealized appreciation
         (depreciation) on
         investments                       19,039       (503,123)    (281,114)      (8,866)    (70,749)
      Mortality and expense
         risk charge (Note 1)              (1,814)        (29,046)     (22,897)    (5,171)    (15,751)
                                         --------      ----------   ----------   ---------  ----------
      Net increase (decrease)
         in net assets
         resulting from operations         34,418            (816)      72,098       8,118      74,535
                                         ========      ==========   ==========   =========  ==========
CONTRACT OWNERS' TRANSACTIONS
      Gross stipulated
         payments received                112,880       1,996,149    1,409,438     514,766     766,587
      Sales and administrative
         expenses (Note 1)                     --              --           --          --          --
                                         --------      ----------   ----------   ---------  ----------
      Net consideration received
         on annuity contracts             112,880       1,996,149    1,409,438     514,766     766,587
      Net transfer from (to)
         fixed accumulation account        (2,119)        (69,229)     (48,858)    (60,639)    (61,366)
      Transfers from (to)
         other Divisions                   (9,478)         15,819       13,646     (52,391)   (100,697)
      Payments to contract owners         (34,266)       (791,056)    (683,241)   (200,301)   (348,642)
      Annual maintenance
         charge (Note 1)                       --              --           --          --          --
      Surrender charges (Note 1)               --              --           --          --          --
      Mortality guarantee
         adjustment                            --              --           --          --          --
                                         --------      ----------   ----------   ---------  ----------
      Net increase (decrease) in
         net assets resulting
         from contract
         owners' transactions              67,017       1,151,683      690,985     201,435     255,882
                                         ========      ==========   ==========   =========  ==========
      TOTAL INCREASE (DECREASE)
         IN NET ASSETS                    101,435       1,150,867      763,083     209,553     330,417

NET ASSETS:
   BEGINNING OF PERIOD                    188,480       2,924,259    2,390,936     475,843   1,767,141
                                         --------      ----------   ----------   ---------  ----------
   END OF PERIOD                         $289,915      $4,075,126   $3,154,019   $ 685,396  $2,097,558
                                         ========      ==========   ==========   =========  ==========

                                        BLACKROCK
                                           LOW
                                         DURATION   BLACKROCK      DAVIS     FIDELITY VIP
                                          BOND      LIQUIDITY      VALUE        MID CAP
                                        PORTFOLIO   TEMP FUND    PORTFOLIO     PORTFOLIO
                                        ---------  -----------  -----------  ------------

OPERATIONS
      Net investment income             $   9,631  $    30,945  $    25,824   $       --
      Capital gain distribution                --           --           --       35,848
      Net realized gain (loss)
         on investments                    (4,253)           5      225,742      320,519
      Net unrealized appreciation
         (depreciation) on
         investments                       (1,577)          --      (22,628)     123,310
      Mortality and expense
         risk charge (Note 1)             (2,313)      (7,796)     (19,157)      (21,397)
                                        ---------  -----------  -----------   ----------
      Net increase (decrease)
         in net assets
         resulting from operations          1,488       23,154      209,781      458,280
                                        =========  ===========  ===========   ==========
CONTRACT OWNERS' TRANSACTIONS
      Gross stipulated
         payments received                237,889    1,703,370    1,160,883    1,489,180
      Sales and administrative
         expenses (Note 1)                     --           --           --           --
                                        ---------  -----------  -----------   ----------
      Net consideration received
         on annuity contracts             237,889    1,703,370    1,160,883    1,489,180
      Net transfer from (to)
         fixed accumulation account        (5,049)     482,947       (9,282)     (19,076)
      Transfers from (to)
         other Divisions                   36,877      (14,425)      45,470       25,305
      Payments to contract owners        (144,018)  (1,325,074)    (681,250)    (656,819)
      Annual maintenance
         charge (Note 1)                       --           --           --           --
      Surrender charges (Note 1)               --           --           --           --
      Mortality guarantee
         adjustment                            --           --           --           --
                                        ---------  -----------  -----------   ----------
      Net increase (decrease) in
         net assets resulting
         from contract
         owners' transactions             125,699      846,818      515,821      838,590
                                        =========  ===========  ===========   ==========
      TOTAL INCREASE (DECREASE)
         IN NET ASSETS                    127,187      869,972      725,602    1,296,870

NET ASSETS:
   BEGINNING OF PERIOD                    256,587      586,222    1,976,699    1,999,261
                                        ---------  -----------  -----------   ----------
   END OF PERIOD                        $ 383,774  $ 1,456,194  $ 2,702,301   $3,296,131
                                        =========  ===========  ===========   ==========

See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY GROUP ANNUITY              2006 ANNUAL REPORT
SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2005


                                 GOLDMAN
                                SACHS VIT     LORD ABBETT    NEUBERGER    GEORGE
                              INTERNATIONAL   SERIES FUND     BERMAN      PUTNAM       PUTNAM
                                 EQUITY         GROWTH        GENESIS      FUND     INTERNATIONAL
                                  FUND       OPPORTUNITIES     FUND     OF BOSTON       FUND
                              -------------  -------------  ----------  ----------  -------------
OPERATIONS
      Net investment income      $  2,129       $     --    $       --  $   23,260    $   7,999
      Capital gain
         distribution                  --          4,357        27,175          --           --
      Net realized
         gain (loss)
         on investments             6,718         31,102       163,702      57,741      104,029
      Net unrealized
         appreciation
         (depreciation) on
         investments               59,993          1,209       (17,447)    (29,384)     (95,582)
      Mortality and expense
         risk
         charge (Note 1)           (2,185)        (1,864)       (9,290)     (9,643)      (2,255)
                                 --------       --------    ----------  ----------    ---------
      Net increase (decrease)
         in net assets
         resulting from
         operations                66,655         34,804       164,140      41,974       14,191
                                 ========       ========    ==========  ==========    =========
CONTRACT OWNERS'
   TRANSACTIONS
      Gross stipulated
         payments received        160,285        136,881       488,753     754,956       95,035
      Sales and
         administrative
         expenses
         (Note 1)                      --             --            --          --           --
                                 --------       --------    ----------  ----------    ---------
      Net consideration
         received
         on annuity
         contracts                160,285        136,881       488,753     754,956       95,035
      Net transfer from (to)
         fixed accumulation
         account                     (204)        (4,629)         (310)      6,794       (5,207)
      Transfers from (to)
         other Divisions          588,741        242,810        18,830      65,264     (528,599)
      Payments to contract
         owners                   (96,426)       (80,862)     (369,452)   (310,130)     (11,148)
      Annual maintenance
         charge (Note 1)               --             --            --          --           --
      Surrender
         charges (Note 1)              --             --            --          --           --
      Mortality guarantee
         adjustment                    --             --            --          --           --
                                 --------       --------    ----------  ----------    ---------
      Net increase
         (decrease) in net
         assets resulting
         from
         contract owners'
         transactions             652,396        294,200       137,821     516,884     (449,919)
                                 --------       --------    ----------  ----------    ---------
      TOTAL INCREASE
         (DECREASE)
         IN NET ASSETS            719,051        329,004       301,961     558,858     (435,728)
NET ASSETS:
   BEGINNING OF PERIOD              9,043          7,639       956,930     895,031      435,728
                                 --------       --------    ----------  ----------    ---------
   END OF PERIOD                 $728,094       $336,643    $1,258,891  $1,453,889    $      --
                                 ========       ========    ==========  ==========    =========

                                                                WILSHIRE
                                                     T. ROWE       VIT
                                STRONG   TEMPLETON    PRICE      SMALL
                                 MID      FOREIGN   SCIENCE &      CAP
                                 CAP      SMALLER   TECHNOLOGY   EQUITY
                                 FUND     COMPANY      FUND       FUND
                              ---------  ---------  ----------  --------
OPERATIONS
      Net investment income   $      --   $ 17,148   $      --  $     --
      Capital gain
         distribution                --      1,717          --        --
      Net realized
         gain (loss)
         on investments          38,427      2,326      17,316     2,274
      Net unrealized
         appreciation
         (depreciation) on
         investments            (53,021)    (8,508)    (12,472)    1,838
      Mortality and expense
         risk
         charge (Note 1)           (572)      (805)     (1,407)   (1,050)
                              ---------   --------   ---------  --------
      Net increase (decrease)
         in net assets
         resulting from
         operations             (15,166)    11,878       3,437     3,062
                              =========   ========   =========  ========
CONTRACT OWNERS'
   TRANSACTIONS
      Gross stipulated
         payments received       30,823     83,530      67,318    44,094
      Sales and
         administrative
         expenses
         (Note 1)                    --         --          --        --
                              ---------   --------   ---------  --------
      Net consideration
         received
         on annuity
         contracts               30,823     83,530      67,318    44,094
      Net transfer from (to)
         fixed accumulation
         account                 (1,611)        68      (1,237)   (1,930)
      Transfers from (to)
         other Divisions       (280,121)     6,571     (35,708)  (38,116)
      Payments to contract
         owners                    (654)    (5,767)    (32,885)  (12,178)
      Annual maintenance
         charge (Note 1)             --         --          --        --
      Surrender
         charges (Note 1)            --         --          --        --
      Mortality guarantee
         adjustment                  --         --          --        --
                              ---------   --------   ---------  --------
      Net increase
         (decrease) in net
         assets resulting
         from
         contract owners'
         transactions          (251,563)    84,402      (2,512)   (8,130)
                              ---------   --------   ---------  --------
      TOTAL INCREASE
         (DECREASE)
         IN NET ASSETS         (266,729)    96,280         925    (5,068)
NET ASSETS:
   BEGINNING OF PERIOD          266,729     60,638     168,711   147,501
                              ---------   --------   ---------  --------
   END OF PERIOD              $      --   $156,918   $ 169,636  $142,433
                              =========   ========   =========  ========

See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY GROUP ANNUITY              2006 ANNUAL REPORT
SEPARATE ACCOUNT

NOTES TO THE FINANCIAL STATEMENTS

DECEMBER 31, 2006 and 2005

1. NATURE OF SEPARATE ACCOUNT - Horace Mann Life Insurance Group Annuity Separate Account ("the Separate Account"), registered as a unit investment trust under the Investment Company Act of 1940, is used to fund variable annuity contracts. All assets are invested in shares of AllianceBernstein Large Growth Portfolio, Ariel Fund, Ariel Appreciation Fund, BlackRock Core Bond Total Return Portfolio, BlackRock Index Equity Portfolio, BlackRock Low Duration Bond Portfolio, BlackRock Liquidity Temp Fund, Davis Value Portfolio, Fidelity VIP Mid Cap Portfolio, Goldman Sachs VIT International Equity Fund, Lord Abbett Series Fund Growth Opportunities, Neuberger Berman Genesis Fund, George Putnam Fund of Boston, Putnam International Equity Fund (closed August 2005), Strong Mid Cap Growth Fund (closed August 2005), Templeton Foreign Smaller Company Fund, T. Rowe Price Science & Technology Fund, and Wilshire VIT Small Cap Equity Fund. The funds collectively are referred to as the "Funds".

Certain specified amounts, as described in the annuity contracts, are paid to Horace Mann Life Insurance Company ("HMLIC") to cover death benefits, surrender charges, sales and administrative expenses and maintenance charges.

Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from HMLIC's other assets and liabilities. The portion of the Separate Accounts assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business HMLIC may conduct.

HMLIC deducts a daily mortality and expense risk charge from the Separate Account for the assumption of mortality and expense risks. The fee for the mortality and expense risk may not exceed the annual rate of 0.80% of the daily net assets of the Separate Account (0.45% for mortality risk, and 0.35% for expense risk).

There are no annual maintenance charges and no sales expense charged on purchase payments, surrenders or withdrawals.

2. SIGNIFICANT ACCOUNTING POLICIES - Investments in the Funds are reported at market value using the accumulated unit value method (AUV).

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates.

3. FEDERAL INCOME TAXES - Investment income of the Account is included in the tax return of HMLIC; however, no tax accrues on income attributable to tax-deferred annuities which comprise the majority of the Account contracts. Income attributable to non tax-deferred annuities is not significant.

HORACE MANN LIFE INSURANCE COMPANY GROUP ANNUITY              2006 ANNUAL REPORT
SEPARATE ACCOUNT

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2006 and 2005

4. PURCHASE AND SALES OF SEPARATE ACCOUNT FUND SHARES -- During the year ended December 31, 2006 purchases and proceeds from sales of fund shares were as follows:

                                ACCOUNT DIVISION

                                                                           BLACKROCK                         BLACKROCK
                                                                           CORE BOND  BLACKROCK                 LOW
                              ALLIANCEBERNSTEIN                  ARIEL       TOTAL      INDEX     BLACKROCK   DURATION     DAVIS
                                  LARGE CAP         ARIEL    APPRECIATION    RETURN     EQUITY    LIQUIDITY     BOND       VALUE
                               GROWTH PORTFOLIO     FUND         FUND      PORTFOLIO     FUND     TEMP FUND  PORTFOLIO   PORTFOLIO
                              -----------------  ----------  ------------  ---------  ---------  ----------  ---------  ----------
Purchases                          $365,096      $1,808,599   $1,328,834    $424,888   $625,121  $1,871,770   $265,169  $1,341,774
                                   --------      ----------   ----------    --------   --------  ----------   --------  ----------
Sales                              $111,859      $1,441,140   $1,124,048    $282,473   $665,850  $1,593,462   $274,751  $  861,046
                                   --------      ----------   ----------    --------   --------  ----------   --------  ----------

                                             GOLDMAN
                               FIDELITY     SACHS VIT     LORD ABBETT   NEUBERGER   GEORGE   TEMPLETON  T. ROWE PRICE  WILSHIRE VIT
                                  VIP     INTERNATIONAL   SERIES FUND     BERMAN    PUTNAM    FOREIGN     SCIENCE &      SMALL CAP
                                MID CAP       EQUITY        GROWTH       GENESIS    FUND OF   SMALLER     TECHNOLOGY      EQUITY
                               PORTFOLIO       FUND      OPPORTUNITIES     FUND     BOSTON    COMPANY        FUND           FUND
                              ----------  -------------  -------------  ---------  --------  ---------  -------------  ------------
Purchases                     $1,853,647     $479,452       $184,729     $748,380  $654,240   $337,427     $103,829       $63,528
                              ----------     --------       --------     --------  --------   --------     --------       -------
Sales                         $  765,771     $175,924       $146,202     $386,319  $501,026   $ 58,516     $ 33,763       $16,158
                              ----------     --------       --------     --------  --------   --------     --------       -------

HORACE MANN LIFE INSURANCE COMPANY GROUP ANNUITY              2006 ANNUAL REPORT
SEPARATE ACCOUNT

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2006 AND 2005

5. CHANGE IN CONTRACT OWNERS' ACCOUNT UNITS

                                ACCOUNT DIVISION

                                                                   BLACKROCK                         BLACKROCK
                                                                   CORE BOND  BLACKROCK                 LOW                 FIDELITY
                         ALLIANCEBERNSTEIN               ARIEL       TOTAL      INDEX     BLACKROCK   DURATION    DAVIS       VIP
                             LARGE CAP       ARIEL   APPRECIATION    RETURN     EQUITY    LIQUIDITY     BOND      VALUE     MID CAP
                          GROWTH PORTFOLIO    FUND       FUND      PORTFOLIO     FUND     TEMP FUND  PORTFOLIO  PORTFOLIO  PORTFOLIO
                         -----------------  -------  ------------  ---------  ---------  ----------  ---------  ---------  ---------
ACCOUNT UNITS
   OUTSTANDING
   AT 01/01/2005                8,343        53,433      49,674      43,388     75,307      581,242    24,392    167,666     68,164
Consideration
   received                     4,893        36,304      29,440      46,639     32,664    1,668,517    22,585     95,898     48,043
Net transfers                    (521)         (950)       (705)    (10,203)    (6,900)     459,846     3,010      3,139        259
Payments to
   contract owners             (1,452)      (14,414)    (14,230)    (18,126)   (14,820)  (1,297,220)  (13,674)   (55,591)   (20,481)
                               ------       -------     -------     -------    -------   ----------   -------    -------    -------
ACCOUNT UNITS
   OUTSTANDING
   AT 12/31/2005               11,263        74,373      64,179      61,698     86,251    1,412,385    36,313    211,112     95,985
Consideration
   received                    10,851        26,059      20,848      28,621     22,411    1,225,938    17,817     87,869     35,097
Net transfers                   2,889        (5,915)     (3,286)      2,563     (5,902)     113,161     1,148     (5,094)    (3,148)
Payments to
   contract owners             (4,524)      (22,338)    (20,688)    (19,770)   (24,720)  (1,134,984)  (20,477)   (60,826)   (21,467)
ACCOUNT UNITS
   OUTSTANDING
   AT 12/31/2006               20,479        72,179      61,053      73,112     78,040    1,616,500    34,801    233,061    106,467
                               ======       =======     =======     =======    =======   ==========   =======    =======    =======

HORACE MANN LIFE INSURANCE COMPANY                            2006 ANNUAL REPORT
SEPARATE ACCOUNT

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2006 AND 2005

5. CHANGE IN CONTRACT OWNERS' ACCOUNT UNITS

                                ACCOUNT DIVISION

                        GOLDMAN                                                                              T. ROWE
                       SACHS VIT     LORD ABBETT   NEUBERGER    GEORGE                   STRONG  TEMPLETON     PRICE    WILSHIRE VIT
                     INTERNATIONAL   SERIES FUND     BERMAN     PUTNAM      PUTNAM      MID CAP   FOREIGN    SCIENCE &    SMALL CAP
                         EQUITY        GROWTH       GENESIS      FUND    INTERNATIONAL   GROWTH   SMALLER   TECHNOLOGY     EQUITY
                          FUND      OPPORTUNITIES     FUND    OF BOSTON   EQUITY FUND     FUND    COMPANY      FUND         FUND
                     -------------  -------------  ---------  ---------  -------------  -------  ---------  ----------  ------------
ACCOUNT UNITS
   OUTSTANDING
   AT 01/01/2005            845            577       37,835     74,967       29,208      16,655     2,811      8,953       12,222
Consideration
   received              14,073          8,079       17,923     62,470        6,421       2,001     3,751      3,661        3,835
Net transfers            53,802         21,313          682      5,913      (34,869)    (18,614)      289     (2,007)      (3,547)
Payments to
   contract owners       (8,399)        (5,478)     (13,188)   (25,564)        (760)        (42)     (258)    (1,745)      (1,041)
                        -------         ------      -------    -------      -------     -------    ------     ------       ------
ACCOUNT UNITS
   OUTSTANDING
   AT 12/31/2005         60,321         24,491       43,252    117,786           --          --     6,593      8,862       11,469
Consideration
   received              28,063         11,758       17,661     41,901           --          --     7,657      5,079        4,919
Net transfers             2,088         (1,158)        (697)    (5,875)          --          --     2,395     (1,047)        (643)
Payments to
   contract owners      (10,308)        (8,474)     (11,878)   (32,146)          --          --    (2,202)      (509)        (578)
ACCOUNT UNITS
   OUTSTANDING
   AT 12/31/2006         80,164         26,617       48,338    121,666           --          --    14,443     12,385       15,167
                        -------         ------      -------    -------      -------     -------    ------     ------       ------

HORACE MANN LIFE INSURANCE COMPANY GROUP ANNUITY              2006 ANNUAL REPORT
SEPARATE ACCOUNT

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2006 and 2005

6. FINANCIAL HIGHLIGHTS

FOR THE YEAR ENDED DECEMBER 31, 2006

                                                                               EXPENSE AS A   INVESTMENT
                                                            UNIT      NET      % OF AVERAGE     INCOME       TOTAL
              ACCOUNT DIVISION                   UNITS     VALUE     ASSETS    NET ASSETS *      RATIO     RETURN **
              ----------------                 ---------   -----   ---------   ------------   ----------   ---------
AllianceBernstein Large Growth Portfolio          20,479   25.37     519,609       0.80%         0.00%       (1.44%)
Ariel Fund                                        72,179   59.99   4,329,745       0.80%         0.00%        9.49%
Ariel Appreciation Fund                           61,053   54.09   3,302,466       0.80%         0.05%       10.07%
BlackRock Core Bond Total Return Portfolio        73,112   11.46     837,918       0.80%         4.06%        3.15%
BlackRock Index Equity Fund                       78,040   27.84   2,172,461       0.80%         1.29%       14.47%
BlackRock Liquidity Temp Fund                  1,616,500    1.07   1,734,501       0.80%         4.65%        3.88%
BlackRock Low Duration Bond Portfolio             34,801   10.87     378,220       0.80%         3.94%        2.84%
Davis Value Portfolio                            233,061   14.60   3,403,779       0.80%         0.81%       14.06%
Fidelity VIP Mid Cap Portfolio                   106,467   38.30   4,077,193       0.80%         0.17%       11.53%
Goldman Sachs VIT International Equity Fund       80,164   14.62   1,172,194       0.80%         1.84%       21.13%
Lord Abbett Series Fund Growth Opportunities      26,617   14.71     391,648       0.80%         0.00%        6.98%
Neuberger Berman Genesis Fund                     48,338   30.88   1,492,807       0.80%         0.63%        6.08%
George Putnam Fund of Boston                     121,666   13.74   1,672,099       0.80%         2.58%       11.35%
Templeton Foreign Smaller Company                 14,443   29.25     422,455       0.80%         2.67%       22.90%
T.Rowe Price Science & Technology Fund            12,385   20.34     251,934       0.80%         0.00%        6.27%
Wilshire VIT Small Cap Fund - HM Shares           15,167   13.72     208,058       0.80%         0.00%       10.47%

* These ratios represent the annualized contract expenses of the active contract owners of the separate account, consisting primarily of mortality and expense charges, for the period indicated. The ratios include only those expenses that result in a direct reduction of unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

** These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

HORACE MANN LIFE INSURANCE COMPANY GROUP ANNUITY              2006 ANNUAL REPORT
SEPARATE ACCOUNT

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2006 and 2005

6. FINANCIAL HIGHLIGHTS

FOR THE YEAR ENDED DECEMBER 31, 2005

                                                                               EXPENSE AS A   INVESTMENT
                                                            UNIT      NET      % OF AVERAGE     INCOME       TOTAL
              ACCOUNT DIVISION                   UNITS     VALUE     ASSETS    NET ASSETS *      RATIO     RETURN **
              ----------------                 ---------   -----   ---------   ------------   ----------   ---------
AllianceBernstein Large Growth Portfolio          11,263   25.74     289,915       0.80%         0.00%       13.94%
Ariel Fund                                        74,373   54.79   4,075,126       0.80%         0.35%        0.11%
Ariel Appreciation Fund                           64,179   49.14   3,154,019       0.80%         0.98%        2.10%
BlackRock Core Bond Total Return Portfolio        61,698   11.11     685,396       0.80%         4.68%        1.28%
BlackRock Index Equity Fund                       86,251   24.32   2,097,558       0.80%         1.46%        3.62%
BlackRock Low Duration Bond Portfolio             36,313   10.57     383,774       0.80%         3.01%        0.48%
BlackRock Liquidity Temp Fund                  1,412,385    1.03   1,456,194       0.80%         3.03%        1.98%
Davis Value Portfolio                            211,112   12.80   2,702,301       0.80%         1.10%        8.57%
Fidelity VIP Mid Cap Portfolio                    95,985   34.34   3,296,131       0.80%         0.00%       17.08%
Goldman Sachs VIT International Equity Fund       60,321   12.07     728,094       0.80%         0.58%       12.80%
Lord Abbett Series Fund Growth Opportunities      24,491   13.75     336,643       0.80%         0.00%        3.85%
Neuberger Berman Genesis Fund                     43,252   29.11   1,258,891       0.80%         0.00%       15.10%
George Putnam Fund of Boston                     117,786   12.34   1,453,889       0.80%         1.98%        3.35%
Templeton Foreign Smaller Company                  6,593   23.80     156,918       0.80%        15.76%       10.34%
T.Rowe Price Science & Technology Fund             8,862   19.14     169,636       0.80%         0.00%        1.59%
Wilshire VIT Small Cap Fund - HM Shares           11,469   12.42     142,433       0.80%         0.00%        2.90%

* These ratios represent the annualized contract expenses of the active contract owners of the separate account, consisting primarily of mortality and expense charges, for the period indicated. The ratios include only those expenses that result in a direct reduction of unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

** These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

HORACE MANN LIFE INSURANCE COMPANY GROUP ANNUITY              2006 ANNUAL REPORT
SEPARATE ACCOUNT

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2006 and 2005

6. FINANCIAL HIGHLIGHTS

FOR THE YEAR ENDED DECEMBER 31, 2004

                                                          UNIT      NET      % OF AVERAGE   INCOME     TOTAL
              ACCOUNT DIVISION                  UNITS    VALUE     ASSETS    NET ASSETS *    RATIO   RETURN **
              ----------------                 -------   -----   ---------   ------------   ------   ---------
AllianceBernstein Large Growth Portfolio         8,343   22.59     188,480       0.80%       0.00%      7.47%
Ariel Fund                                      53,433   54.73   2,924,259       0.80%       0.50%     21.00%
Ariel Appreciation Fund                         49,674   48.13   2,390,936       0.80%       0.48%     12.19%
BlackRock Core Bond Total Return Portfolio      43,388   10.97     475,843       0.80%       1.85%      3.30%
BlackRock Index Equity Fund                     75,307   23.47   1,767,141       0.80%       1.25%      9.42%
BlackRock Low Duration Bond Portfolio           24,392   10.52     256,587       0.80%       1.56%      0.29%
BlackRock Liquidity Temp Fund                  581,242    1.01     586,222       0.80%       1.05%      0.00%
Davis Value Portfolio                          167,666   11.79   1,976,699       0.80%       0.99%     11.44%
Fidelity VIP Mid Cap Portfolio                  68,164   29.33   1,999,261       0.80%       0.00%     23.65%
Goldman Sachs VIT International Equity Fund        845   10.70       9,043       0.80%       1.68%     15.93%@
Lord Abbett Series Fund Growth Opportunities       577   13.24       7,639       0.80%       0.05%      9.60%@
Neuberger Berman Genesis Fund                   37,835   25.29     956,930       0.80%       0.23%     17.46%
George Putnam Fund of Boston                    74,967   11.94     895,031       0.80%       1.57%      7.66%
Putnam International Equity Fund                29,209   14.92     435,728       0.80%       1.48%     15.57%
Strong Mid Cap Growth Fund                      16,655   16.01     266,729       0.80%       0.00%     18.15%
Templeton Foreign Smaller Company                2,811   21.57      60,638       0.80%       3.81%     18.91%
T.Rowe Price Science & Technology Fund           8,953   18.84     168,711       0.80%       0.00%      0.75%
Wilshire VIT Small Cap Fund - HM Shares         12,222   12.07     147,501       0.80%       0.00%      3.61%

* These ratios represent the annualized contract expenses of the active contract owners of the separate account, consisting primarily of mortality and expense charges, for the period indicated. The ratios include only those expenses that result in a direct reduction of unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

** These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

@ These funds began June 1, 2004 and the calculation reflects a seven month return.

HORACE MANN LIFE INSURANCE COMPANY GROUP ANNUITY              2006 ANNUAL REPORT
SEPARATE ACCOUNT

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2006 and 2005

6. FINANCIAL HIGHLIGHTS

FOR THE YEAR ENDED DECEMBER 31, 2003 (UNAUDITED)

                                                                           EXPENSE AS A   INVESTMENT
                                                        UNIT      NET      % OF AVERAGE     INCOME       TOTAL
             ACCOUNT DIVISION                 UNITS    VALUE     ASSETS    NET ASSETS *      RATIO     RETURN **
             ----------------                -------   -----   ---------   ------------   ----------   ---------
AllianceBernstein Large Growth Portfolio       6,224   21.02     130,822       0.80%          0.00%      22.42%
Ariel Fund                                    36,247   45.23   1,639,343       0.80%          0.00%      27.05%
Ariel Appreciation Fund                       35,282   42.90   1,513,439       0.80%          0.00%      29.96%
BlackRock Core Bond Total Return Portfolio    19,708   10.62     209,774       0.80%         11.13%       3.71%
BlackRock Index Equity Fund                   55,283   21.45   1,185,702       0.80%          2.08%      27.30%
BlackRock Low Duration Bond Portfolio         20,775   10.49     217,999       0.80%          3.27%       0.96%
BlackRock Liquidity Temp Fund                368,799   1.01      370,633       0.80%          1.12%       1.00%
Davis Value Portfolio                        111,303   10.58   1,177,501       0.80%          0.98%      28.71%
Fidelity VIP Mid Cap Portfolio                45,872   23.72   1,087,902       0.80%          0.16%      37.19%
Neuberger Berman Genesis Fund                 25,844   21.53     556,514       0.80%          0.07%      30.33%
George Putnam Fund of Boston                  37,346   11.09     414,322       0.80%          2.21%      16.37%
Putnam International Equity Fund              20,378   12.91     263,063       0.80%          0.84%      27.95%
Strong Mid Cap Growth Fund                    12,039   13.55     163,100       0.80%          0.00%      33.24%
Templeton Foreign Smaller Company                540   18.14       9,795       0.80%          1.06%      45.12%
T.Rowe Price Science & Technology Fund         5,958   18.70     111,398       0.80%          0.00%      42.97%@
Wilshire VIT Small Cap Fund - HM Shares        7,471   11.65      87,057       0.80%          0.00%      57.86%

* These ratios represent the annualized contract expenses of the active contract owners of the separate account, consisting primarily of mortality and expense charges, for the period indicated. The ratios include only those expenses that result in a direct reduction of unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

** These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

@ This fund began April 15, 2003 and the calculation reflects an eight and one half months return.

HORACE MANN LIFE INSURANCE COMPANY GROUP ANNUITY              2006 ANNUAL REPORT
SEPARATE ACCOUNT

NOTES TO THE FINANCIAL STATEMENTS

DECEMBER 31, 2006 and 2005

6. FINANCIAL HIGHLIGHTS

FOR THE YEAR ENDED DECEMBER 31, 2002 (UNAUDITED)

                                                                         EXPENSE AS A   INVESTMENT
                                                       UNIT      NET     % OF AVERAGE     INCOME        TOTAL
             ACCOUNT DIVISION                 UNITS    VALUE    ASSETS   NET ASSETS *     RATIO@     RETURN **@
             ----------------                -------   -----   -------   ------------   ----------   ----------
AllianceBernstein Large Growth Portfolio       2,770   17.17    47,578       0.80%         0.00%       -21.42%
Ariel Fund                                    16,275   35.60   579,453       0.80%         0.00%       -15.10%
Ariel Appreciation Fund                       15,557   33.01   513,552       0.80%         0.84%       -16.94%
BlackRock Core Bond Total Return Portfolio     8,261   10.24    84,562       0.80%         4.64%         5.24%
BlackRock Index Equity Fund                   22,928   16.85   386,359       0.80%         0.69%       -19.11%
BlackRock Low Duration Bond Portfolio         11,389   10.39   118,372       0.80%         2.62%         3.18%
BlackRock Liquidity Temp Fund                179,507    1.00   179,992       0.80%         1.24%         0.00%
Davis Value Portfolio                         48,594    8.22   399,325       0.80%         2.36%       -14.99%
Fidelity VIP Mid Cap Portfolio                19,707   17.29   340,727       0.80%         0.00%       -13.89%
Neuberger Berman Genesis Fund                 10,403   16.52   171,908       0.80%         0.92%       -13.60%
George Putnam Fund of Boston                  17,529    9.53   167,026       0.80%         0.00%        -9.50%
Putnam International Equity Fund               8,384   10.09    84,618       0.80%         0.00%       -18.63%
Strong Mid Cap Growth Fund                     5,401   10.17    54,952       0.80%         0.00%       -29.47%
Templeton Foreign Smaller Company                184   12.50     2,301       0.80%         2.22%       -15.94%
Wilshire VIT Small Cap Fund - HM Shares        1,843    7.38    13,600       0.80%         0.00%       -29.65%

* These ratios represent the annualized contract expenses of the active contract owners of the separate account, consisting primarily of mortality and expense charges, for the period indicated. The ratios include only those expenses that result in a direct reduction of unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

** These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

@ These funds began May 1, 2002 and the calculations shown are for eight months.

                       HORACE MANN LIFE INSURANCE COMPANY

                         Statutory Financial Statements

                           December 31, 2006 and 2005

         (With Report of Independent Registered Public Accounting Firm)

             Report of Independent Registered Public Accounting Firm

The Board of Directors
Horace Mann Life Insurance Company:

We have audited the accompanying statutory statements of admitted assets, liabilities, and capital and surplus of Horace Mann Life Insurance Company (the Company) as of December 31, 2006 and 2005, and the related statutory statements of operations, capital and surplus and cash flows for each of the years in the three-year period ended December 31, 2006. In connection with our audits of the statutory financial statements, we also have audited financial statement schedules I, III & VI, and IV. These statutory financial statements and financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with auditing standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the statutory financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall statutory financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described more fully in Notes 1 and 7 to the financial statements, the Company prepared these financial statements using accounting practices prescribed or permitted by the Illinois Department of Financial and Professional Regulation - Division of Insurance, which practices differ from U.S. generally accepted accounting principles. The effects on the financial statements of the variances between the statutory basis of accounting and U.S. generally accepted accounting principles, although not reasonably determinable, are presumed to be material.

In our opinion, because of the effects of the matter discussed in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with U.S. generally accepted accounting principles, the financial position of the Company as of December 31, 2006 and 2005, or the results of its operations or its cash flows for each of the years in the three-year period ended December 31, 2006.

Also, in our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities, and capital and surplus of the Company as of December 31, 2006 and 2005, and the results of its operations and its cash flows for the years in the three-year period then ended, on the basis of accounting described in Notes 1 and 7. Also in our opinion, the related financial statement schedules, when considered in relation to the basic statutory financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

KPMG LLP
Chicago, Illinois
April 27, 2007

HORACE MANN LIFE INSURANCE COMPANY

Statutory Statements of Admitted Assets,
Liabilities and Capital and Surplus

December 31, 2006 and 2005

(In thousands)


ADMITTED ASSETS                                              2006         2005
---------------                                           ----------   ----------

Cash and investments:
   Bonds                                                  $2,711,403   $2,731,354
   Bonds on loan                                             290,876      180,940
   Preferred stock                                            37,301           --
   Mortgage loans on real estate                              17,203       17,682
   Cash                                                        4,468        1,859
   Short-term investments                                     27,476        6,116
   Short-term investments, loaned securities collateral      299,445      184,682
   Contract loans                                             92,354       85,139
      Other invested assets                                   16,428           --
                                                          ----------   ----------
Total cash and investments                                 3,496,954    3,207,772
Investment income due and accrued                             39,273       38,095
Uncollected premiums and agents' balances
   in course of collection                                     1,286        1,279
Deferred premiums and agents' balances booked but
   deferred and not yet due                                   44,844       44,925
Current federal income tax recoverable                        14,375       14,538
Deferred tax assets                                            4,351        5,970
Guaranty funds receivable or on deposit                          370          354
Other assets                                                   6,448        2,348
Variable annuity assets held in separate accounts          1,494,614    1,333,690
                                                          ----------   ----------
Total admitted assets                                     $5,102,515   $4,648,971
                                                          ----------   ----------

See accompanying notes to statutory financial statements.            (Continued)

HORACE MANN LIFE INSURANCE COMPANY

Statutory Statements of Admitted Assets,
Liabilities and Capital and Surplus

December 31, 2006 and 2005

(In thousands, except share data)


LIABILITIES AND CAPITAL AND SURPLUS                          2006         2005
-----------------------------------                       ----------   ----------

Policy liabilities:
   Aggregate reserves:
      Life and annuity                                    $2,846,459   $2,690,648
      Accident and health                                      7,558        8,156
   Unpaid benefits:
      Life                                                     8,616        7,768
      Accident and health                                        266          319
   Policyholder funds on deposit                             140,958      143,588
   Remittances not allocated                                     408          805
                                                          ----------   ----------
Total policy liabilities                                   3,004,265    2,851,284
Accrued expenses                                               2,712        2,920
Asset valuation reserve                                       19,593       13,137
Interest maintenance reserve                                  31,014       29,675
Amounts retained by Company as trustee                        13,081       13,801
Payable to parent, subsidiaries and affiliates                    78          110
Payable for securities                                            --          668
Other liabilities                                              1,071          801
Escrow for securities lending                                298,215      183,584
Transfer from separate accounts accrued for expense
   allowances recognized in reserves                         (13,359)     (11,419)
Variable annuity liabilities held in separate accounts     1,494,614    1,333,690
                                                           ---------    ---------
Total liabilities                                          4,851,284    4,418,251
                                                           ---------    ---------
Capital and surplus:
   Capital stock, $1 par value.
      Authorized 5,000,000 shares,
      2,500,000 shares outstanding                             2,500        2,500
   Additional paid-in capital and contributed surplus         43,704       43,704
   Unassigned surplus                                        205,027      184,516
                                                          ----------   ----------
Total capital and surplus                                    251,231      230,720
                                                          ----------   ----------
Total liabilities and capital and surplus                 $5,102,515   $4,648,971
                                                          ----------   ----------

See accompanying notes to statutory financial statements.

HORACE MANN LIFE INSURANCE COMPANY

Statutory Statements of Operations

Years ended December 31, 2006, 2005, and 2004

(In thousands)


                                                      2006        2005       2004
                                                    --------   ---------   --------

Revenue:
Premiums, annuity and supplementary
   contract considerations:
   Life                                             $ 98,164   $ 563,109   $ 53,681
   Annuity                                           325,691     320,064    326,976
   Accident and health                                 4,219       4,272      4,301
   Supplementary contracts                             9,017       8,187      9,854
                                                    --------   ---------   --------
Total premiums, annuity and supplementary
   contract considerations                           437,091     895,632    394,812
Net investment income                                172,468     161,484    158,175
Amortization of interest maintenance
   reserve                                             2,471       2,991      3,525
Commissions and expense allowances on reinsurance
   ceded                                                 262      (5,039)    16,448
Reserve adjustments on reinsurance ceded                  --    (447,384)    10,000
Management fee income from separate accounts          17,754      17,431     15,820
Mutual fund service fee income                         1,236       1,222      1,225
Fees from sales of partner products                    4,524       3,857      3,271
Other                                                  1,605       1,384       (765)
                                                    --------   ---------   --------
Total revenue                                        637,411     631,578    602,511
                                                    --------   ---------   --------
Benefits and expenses:
Provisions for claims and benefits:
   Life                                               95,438     118,234     73,763
   Annuity                                           395,171     389,209    384,194
   Accident and health                                 1,859       1,026      2,134
   Supplementary contracts                            21,904      20,210     22,562
                                                    --------   ---------   --------
Total claims and benefits                            514,372     528,679    482,653
Commissions                                           29,448      32,012     30,598
General and other expenses                            64,453      63,451     65,078
                                                    --------   ---------   --------
Total benefits and expenses                          608,273     624,142    578,329
                                                    --------   ---------   --------
Net gain before dividends to policyholders
   and federal income tax (benefit) expense           29,138       7,436     24,182
Dividends to policyholders                                --          --         --
                                                    --------   ---------   --------

See accompanying notes to statutory financial statements.            (Continued)

HORACE MANN LIFE INSURANCE COMPANY

Statutory Statements of Operations

Years ended December 31, 2006, 2005, and 2004

(In thousands)


                                                         2006      2005       2004
                                                       -------   --------   -------

Net gain before federal income tax (benefit) expense    29,138      7,436    24,182
Federal income tax (benefit) expense                     4,488    (15,558)    6,079
                                                       -------   --------   -------
Net gain from operations                                24,650     22,994    18,103
Realized investment gains net of tax and
   transfers to interest maintenance reserve             3,765      1,507     1,634
                                                       -------   --------   -------
Net income                                             $28,415   $ 24,501   $19,737
                                                       -------   --------   -------

See accompanying notes to statutory financial statements.

HORACE MANN LIFE INSURANCE COMPANY

Statutory Statements of Capital and Surplus

Years ended December 31, 2006, 2005, and 2004

(In thousands)


                                                       2006       2005       2004
                                                     --------   --------   --------

Capital stock                                        $  2,500   $  2,500   $  2,500
                                                     --------   --------   --------
Additional paid-in capital and contributed surplus
   Balance at beginning of year                        43,704     22,704     22,704
   Capital contribution                                    --     21,000         --
                                                     --------   --------   --------
Balance at end of period                               43,704     43,704     22,704
                                                     --------   --------   --------
Unassigned surplus:
   Balance at beginning of year                       184,516    204,904    206,980
   Net income                                          28,415     24,501     19,737
   Change in net deferred income tax                     (357)    (6,801)     5,161
   Change in non-admitted assets                       (1,091)     3,315     (6,504)
   Change in reserve on account of change in
      valuation basis                                      --      1,381         --
   Change in asset valuation reserve                   (6,456)    (3,546)    (4,970)
   Dividends to parent                                     --         --     (9,000)
   Change in surplus as a result of reinsurance            --    (26,000)    (6,500)
   Correction of prior year exhibit 5 reserve
      error                                                --    (13,238)        --
                                                     --------   --------   --------
Balance at end of year                                205,027    184,516    204,904
                                                     --------   --------   --------
Total capital and surplus                            $251,231   $230,720   $230,108
                                                     --------   --------   --------

See accompanying notes to statutory financial statements.

HORACE MANN LIFE INSURANCE COMPANY

Statutory Statements of Cash Flow

Years ended December 31, 2006, 2005, and 2004

(In thousands)


                                                        2006        2005         2004
                                                     ---------   ----------   ---------

Cash from operations:
   Revenue received:
      Premiums, considerations
         and deposits                                $ 437,456   $  897,471   $ 395,848
      Investment income                                172,998      162,764     159,092
      Commissions and expense allowances on
         reinsurance ceded                                 262       (5,039)     16,448
      Management fee income from Separate Accounts      17,754       17,431      15,820
      Mutual fund service fee income                     1,236        1,222       1,225
      Fees from sales of partner products                4,524        3,857       3,271
      Other income (loss)                                1,605        1,384        (765)
                                                     ---------   ----------   ---------
   Total revenue received                              635,835    1,079,090     590,939
                                                     ---------   ----------   ---------
   Benefits and expenses paid:
      Claims, benefits and
         net transfers                                 360,340      773,525     274,430
      Expenses                                          91,254       95,452      94,427
      Federal income taxes                               6,504       (6,766)      9,188
                                                     ---------   ----------   ---------
   Total benefits and expenses paid                    458,098      862,211     378,045
                                                     ---------   ----------   ---------
Net cash from operations                               177,737      216,879     212,894
                                                     ---------   ----------   ---------
Cash from investments:
   From investments sold or matured:
      Bonds                                            715,315      580,013     771,424
      Stocks                                                --          192         150
      Mortgage loans                                       542          577         875
      Miscellaneous proceeds                             7,603        2,517         699
                                                     ---------   ----------   ---------
   Total investment proceeds                           723,460      583,299     773,148
                                                     ---------   ----------   ---------
   Cost of investments acquired:
      Bonds                                           (804,135)    (807,031)   (963,352)
      Stocks                                           (37,301)          --        (150)
      Other invested assets                            (16,426)          --          --
      Miscellaneous applications                        (4,426)      (1,849)         --
                                                     ---------   ----------   ---------
   Total investments acquired                         (862,288)    (808,880)   (963,502)
   Net increase in contract loans                       (7,215)      (5,998)     (5,185)
                                                     ---------   ----------   ---------
   Total for investments acquired                     (869,503)    (814,878)   (968,687)
                                                     ---------   ----------   ---------

See accompanying notes to statutory financial statements.            (Continued)

HORACE MANN LIFE INSURANCE COMPANY

Statutory Statements of Cash Flow

Years ended December 31, 2006, 2005, and 2004

(In thousands)


                                                          2006        2005        2004
                                                       ---------   ---------   ---------

Net cash used for investments                           (146,043)   (231,579)   (195,539)
                                                       ---------   ---------   ---------
Cash from financing and miscellaneous:
   Cash provided (applied):
      Additional Capital and paid in surplus                  --      21,000         --
      Securities lending                                 114,631     183,584     (22,021)
      Net deposits on deposit-type contract funds
         and other liabilities without life or
         disability contingencies                         (2,593)      4,109      13,359
      Change in surplus as a result of reinsurance            --     (26,000)     (6,500)
      Dividends to parent                                     --          --      (9,000)
      Other cash (applied) provided                       (5,000)     (4,048)      1,936
                                                       ---------   ---------   ---------
Net cash from (used for) financing
   and miscellaneous                                     107,038     178,645     (22,226)
                                                       ---------   ---------   ---------
Net change in cash and short-term investments            138,732     163,945      (4,871)
Cash and short-term investments at beginning of year     192,657      28,712      33,583
                                                       ---------   ---------   ---------
Cash and short-term investments at end of year         $ 331,389   $ 192,657   $  28,712
                                                       ---------   ---------   ---------

See accompanying notes to statutory financial statements.

HORACE MANN LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements

December 31, 2006, 2005, and 2004

(In thousands)

(1)  SIGNIFICANT ACCOUNTING POLICIES

          ORGANIZATION

     Horace Mann Life Insurance Company (the Company), an Illinois domiciled company, markets and underwrites tax-qualified retirement annuities, individual life, group disability income, and group life insurance products primarily to educators and other employees of public schools and their families.

     The Company is a subsidiary of Horace Mann Educators Corporation (HMEC), which indirectly owns 100% of the outstanding shares. The Company is a wholly owned subsidiary of Allegiance Life Insurance Company (ALIC). Other affiliated companies include Horace Mann Investors, Inc., Horace Mann Insurance Company, Teachers Insurance Company, Horace Mann Property & Casualty Insurance Company, Horace Mann Lloyds, and Horace Mann Service Corporation (HMSC). HMSC performs certain fiscal and administrative services for all the affiliated companies in the group.

     During 2006 and 2005, the Company has not participated in any business combinations nor discontinued any operations.

          BASIS OF PRESENTATION

     The accompanying statutory financial statements have been prepared in conformity with the accounting practices prescribed or permitted by the Illinois Department of Financial and Professional Regulation - Division of Insurance and the National Association of Insurance Commissioners (NAIC), which differ materially in some respects from United States (U.S.) generally accepted accounting principles as more fully discussed in note 7. At December 31, 2006 and 2005 no transactions have been accounted for as a permitted practice. The significant statutory accounting practices and the Company's related accounting policies follow.

                                                                     (Continued)

HORACE MANN LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements

(In thousands)

          INVESTMENTS

     Investments are valued in accordance with the requirements of the NAIC.

     Bonds not backed by other loans are carried at amortized cost using the interest method. Market value is derived from the NAIC Valuation of Securities Manual for securities listed. Market value of bonds not listed is determined considering factors including quality of issuer, interest rates, and maturity dates. Loan backed bonds and structured securities are valued using currently anticipated prepayment assumptions. Prepayment assumptions were obtained from broker dealer survey values and are consistent with the current interest rate and economic environment. Significant changes in estimated cash flows from the original purchase assumptions for loan backed and structured securities are accounted for using the retrospective method. The Company used a pricing service in determining the market value of its loan-backed securities. The Company had no negative yield situations requiring a change from the retrospective to prospective method.

     Preferred stocks are carried at cost, due to call features.

     Mortgage loans are carried at the unpaid principal balance less unamortized discount and were issued at a value of no more than 75% of the appraised value of the mortgaged property. No new mortgage loans were issued during 2006 and 2005. The Company did not reduce interest rates of any outstanding mortgage loans during the year. The Company had no non performing mortgage loans or loans with past due interest or principal payments.

     Contract loans are carried at the unpaid principal balance.

     At December 31, 2006 and 2005, the Company had no investments in derivative financial instruments, joint ventures or partnerships, reverse mortgages, repurchase agreements and holds no loans or debt that has been restructured.

     The Company has elected to use the book value as of January 1, 1994 as the cost for applying the retrospective adjustment method to securities purchased prior to that date.

     Cash and short-term securities have a maturity of one year or less at the time of acquisition. Short-term investments are carried at cost which approximates market value.

     Net realized investment gains and losses are determined on the basis of specific identification.

     The Company's methodology of assessing other-than-temporary impairments is based on security-specific facts and circumstances as of the date of the reporting period. Based on these facts, if management believes it is probable that amounts due will not be collected according to the contractual terms of a debt security not impaired at acquisition, or if the Company does not have the ability or intent to hold a security with an unrealized loss until it matures or recovers in value, an other-than-temporary impairment shall be considered to have occurred. As a general rule, if the fair value of a debt security has fallen below 80% of book value for more than six months, this security will be reviewed for an other-than-temporary impairment.

                                                                     (Continued)

HORACE MANN LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements

(In thousands)

     Additionally, if events become known that call into question whether the security issuer has the ability to honor its contractual commitments, whether or not such security has been trading above an 80% fair value to book value relationship, such security holding will be evaluated to determine whether or not such security has suffered an other-than-temporary decline in value.

          ASSET VALUATION RESERVE

     The Asset Valuation Reserve (AVR) was calculated as prescribed and required by the NAIC. This reserve is maintained for the purpose of stabilizing surplus against the effects of fluctuations in the value of certain bond, stock, mortgage loan and real estate investments. Changes in the AVR reserve are charged or credited to surplus.

     The balance of the AVR by component as of December 31, 2006 and 2005, is as follows:

                                          2006      2005
                                        -------   -------
Bonds, preferred stock and
   short-term investments               $19,411   $13,104
Mortgage loans                               31        33
Real estate and other invested assets       151        --
                                        -------   -------
   Total AVR                            $19,593   $13,137
                                        -------   -------

At December 31, 2006 and 2005 the AVR was held at a level equal to 84.9% and 63.5%, respectively of the maximum reserve level allowed by the NAIC.

          INTEREST MAINTENANCE RESERVE

     The Interest Maintenance Reserve (IMR) was calculated as prescribed by the NAIC. This reserve is designed to capture the realized capital gains and losses which result from changes in the overall level of interest rates and amortize them into income over the approximate remaining life of the investment sold.

          VARIABLE ANNUITIES ASSETS AND LIABILITIES HELD IN SEPARATE ACCOUNTS

     Assets held in trust for purchasers of variable annuity contracts and the related liabilities are included in the statutory statements of admitted assets, liabilities and capital and surplus. Variable annuity assets, carried at market value, and liabilities represent tax-qualified variable annuity funds invested in various mutual funds.

                                                                     (Continued)

HORACE MANN LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements

(In thousands)

     The investment income, gains and losses of these accounts accrue directly to the policyholders and are not included in the operations of the Company.

     Reconciliation of transfers to (from) separate account is as follows:


                                      2006        2005
                                    ---------   ---------

Transfers to separate account       $ 138,939   $ 137,892
Transfers from separate account      (139,139)   (122,760)
                                    ---------   ---------
Net transfers to separate account   $    (200)  $  15,132
                                    ---------   ---------

          AGGREGATE RESERVES

     Applicable state insurance laws require that the Company set up reserves in accordance with statutory regulations, carried as liabilities to meet future obligations under outstanding policies. These reserves are the amount that, with the additional premiums to be received and interest thereon compounded annually at certain rates, is calculated to be sufficient to meet the various policy and contract obligations as they occur.

     Premium deficiency reserves at December 31, 2006 and 2005 were $6,016 and $6,147, respectively.

     The Company waives deduction of deferred fractional premiums upon death of insured and returns any portion of the final premiums beyond the date of death. Surrender values are not promised in excess of the legally computed reserves.

     The tabular interest, tabular less actual reserve released and tabular cost have been determined by formula as prescribed in the annual statement instructions. Tabular interest on funds not involving life contingencies is determined as the sum of the products of each valuation rate of interest and the mean of the funds subject to such rate held at the beginning and end of the valuation year.

                                                                     (Continued)

HORACE MANN LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements

(In thousands)

     Aggregate reserves for life policies, annuity contracts, and supplementary contracts with life contingencies are based on statutory mortality tables and interest assumptions using either the net level, or commissioners' reserve valuation method or commissioners' annuity reserve valuation method. The annuity reserves include the current declared interest rates through the valuation date. The composition of these liabilities at December 31 was as follows:


                           Aggregate reserves
                        -----------------------   Mortality   Interest
                           2006         2005        table       rate
                        ----------   ----------   ---------   --------

Life                    $  706,856   $  674,270    1980 CSO    4.0-7.0%
                             1,422        1,471    1958 CET    2.5-5.5
                           156,475      159,208    1958 CSO    2.5-4.5
                            61,321       58,701    Various     2.5-3.0
                             7,472        7,725    1941 CSO    2.5-6.5

Annuity                  1,303,131    1,274,713    1971 IAM    3.0-5.5
                            74,428       76,987    a-1949      3.0-5.5
                             1,296        1,372    1937 SAT    3.0-3.5
                                78           93    Various     3.0
                           274,454      193,193    a-2000      1.5-3.5
                           147,700      134,847    1983a       3.0-4.5

Supplementary
   contract with
   life contingencies       50,545       54,082    1983a       6.25-11.0
                            58,643       51,034    a-2000      6.0-7.0
                             2,178        2,419    1971 IAM    4.5-11.25
                               460          533    1937 SAT    3.5
      Total             $2,846,459   $2,690,648

                                                                     (Continued)

HORACE MANN LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements

(In thousands)

     ANALYSIS OF ANNUITY RESERVES AND DEPOSIT LIABILITIES BY WITHDRAWAL CHARACTERISTICS


                                                 2006                 2005
                                          ------------------   ------------------
                                                        % of                 % of
                                            Amount     Total     Amount     Total
                                          ----------   -----   ----------   -----

Subject to discretionary withdrawal
   With fair value adjustment             $   33,785      1%   $   21,870      1%
   At book value less current surrender
      charge of 5% or more                 1,093,891     31%    1,194,094     37%
   At fair value                           1,481,255     42%    1,322,271     40%
                                          ----------    ---    ----------    ---
Total with adjustment or at fair value     2,608,931            2,538,235

At book value without adjustment
   (minimal or no charge or adjustment)      813,667     23%      608,090     19%
Not subject to discretionary withdrawal      111,826      3%      108,068      3%
                                          ----------    ---    ----------    ---
Total (gross)                              3,534,424    100%    3,254,393    100%
                                          ----------    ---    ----------    ---
Total (net)*                              $3,534,424           $3,254,393
                                          ----------    ---    ----------    ---

* Reconciliation of total annuity actuarial reserves and deposit fund liabilities.


Life & Accident & Health Annual Statement:      2006         2005
------------------------------------------   ----------   ----------

Exhibit 5, Annuities Section, Total (net)    $1,801,088   $1,681,205
Exhibit 5, Supplementary Contracts with
   Life Contingencies Section, Total (net)      111,826      108,068
Exhibit 7, Deposit-Type Contracts, Line
   14, Column 1                                 140,255      142,849
                                             ----------   ----------
Subtotal                                      2,053,169    1,932,122
Separate Accounts Annual Statement:
Exhibit 3, Line 0299999, Column 2             1,477,531    1,318,855
Exhibit 3, Line 0399999, Column 2                 3,724        3,416
                                             ----------   ----------
Subtotal                                      1,481,255    1,322,271
                                             ----------   ----------
Combined Total                               $3,534,424   $3,254,393
                                             ----------   ----------

                                                                     (Continued)

HORACE MANN LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements

(In thousands)

     Policy reserves for losses for accident and health contracts are estimated by the Company's valuation actuary using statistical claim development models to develop best estimates of liabilities for medical expense business and using tabular reserves employing mortality/morbidity tables and discount rates specified by regulatory authorities for disability income business.

     Aggregate reserves for accident and health policies include the present value of amounts not yet due on existing claims and unearned premiums at December 31 as follows:


                                            Aggregate
                                             reserves
                                         ---------------
                                          2006     2005
                                         ------   ------

Present value of amounts not yet
   due on claims (3% interest rate)      $7,038   $7,556
Additional contract reserves                347      422
Unearned premiums and other                 173      178
                                         ------   ------
Aggregate accident and health reserves   $7,558   $8,156
                                         ------   ------

     The Company discounts the liabilities for certain cancelable disability insurance business. The liabilities included $6,657 and $7,175 of such discounted reserves at December 31, 2006 and 2005, respectively. The aggregate amount of discount at December 31, 2006 and 2005 were $1,159 and $1,355, respectively.

          UNPAID BENEFITS

     Unpaid benefits consists of case basis reserves and estimates of losses incurred but not reported. Estimates for losses incurred but not reported are based on prior experience modified for current trends.

     Accident and health claim reserves and liabilities include the following:


                                           2006     2005
                                          ------   ------

Aggregate reserves for accident
   and health                             $7,558   $8,156
Unpaid benefits for accident and health      266      319
Less: Additional contract reserves          (347)    (422)
      Unearned premiums and other           (173)    (178)
                                          ------   ------
Accident and health claim reserves
   and liabilities                        $7,304   $7,875
                                          ------   ------

                                                                     (Continued)

HORACE MANN LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements

(In thousands)

     The following table sets forth an analysis of accident and health claim reserves and liabilities and provides a reconciliation of beginning and ending reserves for the periods indicated.


                              2006      2005
                             ------   -------

Net balance at January 1     $7,875   $ 9,802
Incurred related to:
   Current year               2,142     2,157
   Prior years                 (203)   (1,014)
                             ------   -------
Total incurred                1,939     1,143
                             ------   -------
Paid related to:
   Current year                 670       698
   Prior years                1,840     2,372
                             ------   -------
Total paid                    2,510     3,070
                             ------   -------
Net balance at December 31   $7,304   $ 7,875
                             ------   -------

          RESERVE FOR SUPPLEMENTARY CONTRACTS WITHOUT LIFE CONTINGENCIES

     This reserve represents the present value of future payments discounted with interest only. At December 31, 2006 and 2005 this liability was $140,255 and $142,849 respectively, based on average credited interest rates of 4.0% in 2006 and 2005, respectively and is included in "policyholder funds on deposit."

          ACCOUNTING CHANGE AND CORRECTION OF ERRORS

     During conversion to a new valuation system in 2005, the Company discovered various errors in the calculation of the Individual Life Reserve (Exhibit 5, Life Insurance, Accidental Death Benefits, Disability - Active Lives, Disability - Disabled Lives, and Miscellaneous Reserves) for prior years. In 2004, the Aggregate Reserves for Life Contracts (Statutory Statements of Admitted Assets, Liabilities and Surplus) were understated by $13,238. Statutory statements of admitted assets, liabilities and surplus and statutory statements of capital and surplus were adjusted in 2005 to correct this error.

     In addition to the errors described above, a change in the valuation basis for Individual Life, Active Life Reserves was also implemented in 2005 for all prior years. The 2004 reserves were recalculated using the Standard Valuation law maximum interest rates as adopted by the Company's state of domicile. The amount of the reserve decrease due to this valuation basis change was $1,381 as listed on Exhibit 5A. With the approval of the Illinois Department of Financial and Professional Regulation - Division of Insurance, statutory statements of admitted assets, liabilities and capital and surplus, and statutory statements of capital and surplus, were adjusted in 2005 to reflect this valuation basis change.

                                                                     (Continued)

HORACE MANN LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements

(In thousands)

     Subsequent to the filing of the 2004 annual statement, the Company filed an amended 2004 annual statement to correct differences resulting from the resolution of discrepancies related to cash disbursement accounts and federal income tax liabilities. For 2004, admitted assets were increased $337, liabilities were increased $301, policyholder surplus was increased $36 and net income was decreased $2,787.

          LIFE PREMIUMS

     Life premiums are reflected as earned on the coverage anniversary date. Annuity and supplementary contracts with life contingencies premiums are reflected as earned when collected. Accident and health premiums are reported as revenue when due and earned on a pro rata basis over the period covered by the policy.

     Deferred life premiums represent modal premiums (other than annual) to be billed in the year subsequent to the commencement of the policy year.

     Deferred and uncollected life insurance premiums and annuity considerations as of December 31, 2006, were as follows:


                                   Net of
                         Gross    Loading
                        -------   -------

Ordinary new business   $ 2,321   $ 1,225
Ordinary renewal         40,689    45,261
Group life                  156       156
                        -------   -------
Totals                  $43,166   $46,642
                        -------   -------

          MUTUAL FUND SERVICE FEE INCOME

     The Company has a service agreement where the Company provides certain services to the Wilshire VIT Funds (Funds) necessary to coordinate the Funds activities with those of the separate account of the Company. For these services the Company receives a mutual fund service fee, accrued daily and paid monthly, based upon the combined assets for the Funds.

          FEES FROM SALES OF PARTNER PRODUCTS

     In 2000, the Company instituted a program to offer long-term care and variable universal life policies, with two third-party vendors underwriting such insurance. In 2003, the Company expanded its third-party vendor offerings with the addition of universal life insurance underwritten by Lincoln National Corporation (Jefferson Pilot Financial). Also in 2003, the Company entered into a third-party agreement with American Funds Distributors, Inc. to market their retail mutual funds. In addition to retail mutual funds, a qualified tuition program (also known as a 529 plan) and Coverdell Education Savings Accounts are also offered through this marketing alliance. In 2005, the Company expanded its third-party vendor offerings with the addition of equity indexed annuities and single premium immediate annuities with two existing vendors. The Company receives a commission on the sale of business underwritten by third-party vendors.

                                                                     (Continued)

HORACE MANN LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements

(In thousands)

          INCOME TAXES

     The Company is included in the consolidated federal income tax return of its parent, ALIC, and its ultimate parent, HMEC and its subsidiaries. The tax sharing agreements between the Company and HMEC, as approved by the Board of Directors of the Company, provide that tax on operating income is charged to the Company as if it were filing a separate federal income tax return. The Company is reimbursed for any losses or tax credits to the extent utilized in the consolidated return. Intercompany tax balances are settled quarterly with a subsequent final annual settlement upon filing the consolidated federal income tax return.

     Federal income taxes are charged to operations based on current taxable income. Current year federal income tax expense or benefit is based on financial reporting income or loss adjusted for certain temporary differences, which are the result of dissimilar financial reporting and tax basis accounting methods. A deferred tax asset, for the tax effect of temporary differences between financial reporting and the tax basis of assets, is only reported as an admitted asset to the extent of the sum of federal income taxes paid in prior years that can be recovered through loss carrybacks from temporary differences that reverse within one year; gross deferred tax assets expected to be realized within one year but limited to 10% of adjusted surplus; and gross deferred tax liabilities. The change in net deferred income taxes is included directly in surplus.

          ACQUISITION EXPENSES

     The cost of acquiring new business, principally commissions, underwriting salaries, and related expenses, is charged to expense as incurred.

          NON-ADMITTED ASSETS

     Assets prescribed by the Illinois Insurance Code and the NAIC as "non-admitted" (principally non-admitted deferred tax assets) are charged to unassigned surplus.

          USE OF ESTIMATES

     The preparation of statutory financial statements requires management to make estimates and assumptions that affect the reported financial statement balances as well as the disclosure of contingent assets and liabilities. Actual results could differ from those estimates.

                                                                     (Continued)

HORACE MANN LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements

(In thousands)

(2) INVESTMENTS

          NET INVESTMENT INCOME

     The components of net investment income were as follows:


                                         2006         2005         2004
                                       --------     --------     --------

Interest on bonds                      $165,463     $156,797     $154,021
Interest on mortgage loans                1,521        1,564        1,633
Interest on short-term investments        1,621        1,208          686
Interest on contract loans                5,430        4,946        4,758
Other investment income                   1,405            2           24
                                       --------     --------     --------
Gross investment income                 175,440      164,517      161,122
Investment expenses                       2,972        3,033        2,947
                                       --------     --------     --------
Net investment income                  $172,468     $161,484     $158,175
                                       --------     --------     --------

     The Company nonadmits investment income due and accrued if amounts are over 90 days past due. The Company had no amounts non-admitted at December 31, 2006 and 2005. Investment income reflects amortization of premiums and accrual of discounts on an effective-yield basis.

          NET REALIZED INVESTMENT GAINS (LOSSES) NET OF TAX AND TRANSFERS TO IMR

     Realized investment gains (losses) which result from changes in the overall level of interest rates, excluding securities whose NAIC rating classification at the end of the holding period is different from its NAIC rating classification at the beginning of the holding period by more than one NAIC rating classification, are transferred to IMR. Realized investment gains (losses) on most fixed income securities are transferred on an after tax basis to the IMR and amortized into income over the average remaining lives of the assets sold. These gains (losses) are not included in net income in the year they occurred.

          The IMR at December 31 is as follows:


                                         2006         2005
                                       --------     --------

Reserve balance, beginning of year      $29,675     $26,314
Current year capital gains,
  net of tax                              3,810       6,352
Amortization of IMR                      (2,471)     (2,991)
                                        -------     -------
Reserve balance, end of year            $31,014     $29,675
                                        -------     -------

                                                                     (Continued)

HORACE MANN LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements

(In thousands)

     Net realized investment gains reported in the statutory statement of operations net of tax and transfers to IMR were as follows:


                                                2006         2005         2004
                                              -------      -------      -------

Bonds                                         $ 9,755      $ 7,881      $ 5,728
Preferred stocks                                   --           42           12
                                              -------      -------      -------
Net realized investment gains                   9,755        7,923        5,740
Less federal income tax expense (benefit)       2,180           64           (6)
Transferred to IMR                             (3,810)      (6,352)      (4,112)
                                              -------      -------      -------
Net realized investment gains
  net of tax and transfers to IMR             $ 3,765      $ 1,507      $ 1,634
                                              -------      -------      -------

     In 2006, the Company impaired one fixed income security. The security was from one retail industry issuer and the amount of the impairment charge was $91. The Company had a fixed income security from one automobile industry issuer with an impairment charge of $1,849 in 2005. The automobile security impaired in 2005 was sold during 2006. The Company had no fixed income security impairment charges in 2004. Gains realized in 2006 included $316 from sales of securities for which impairment charges were recorded in 2005. No securities were sold during 2005 that had been impaired in a previous year. Gains realized in 2004 included $526 loss from sales of securities for which impairment charges were recorded in 2003.

     In each of the periods, the impaired securities were marked to fair value, and the write-downs were recorded as realized investment losses in the statutory statement of operations. These impairments were deemed to be other-than-temporary for one or more of the following reasons: the recovery of full value was not likely, the issuer defaulted or was likely to default due to the need to restructure its debt, or the Company no longer has an intent to retain the security.

                                                                     (Continued)

HORACE MANN LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements

(In thousands)

          BONDS AND PREFERRED STOCK

     At December 31, 2006 and 2005, the fair value and gross unrealized capital losses of investments in bonds segregated between securities having an unrealized loss for less than 12 months and securities having an unrealized capital loss for 12 months or longer were as follows:


                                  LESS THAN 12 MONTHS      12 MONTHS OR LONGER              TOTAL
                                 ---------------------   -----------------------   -----------------------
                                    FAIR    UNREALIZED       FAIR     UNREALIZED       FAIR     UNREALIZED
                                   VALUE      LOSSES        VALUE       LOSSES        VALUE       LOSSES
                                 --------   ----------   ----------   ----------   ----------   ----------

AS OF DECEMBER 31, 2006
U.S. government and
      agency obligations:
   Mortgage-backed securities    $ 35,804     $  255     $  488,725     $11,722    $  524,529     $11,977
   Other                           71,468         33        120,344       1,579       191,812       1,612
Municipal bonds                        --         --         14,116         884        14,116         884
Foreign government bonds               --         --          7,217         158         7,217         158
Corporate bonds                   314,953      4,637        653,635      19,735       968,588      24,372
Other mortgage-backed
  securities                       26,705         91         94,906       1,684       121,611       1,775
Preferred stock                     6,354        160             --          --         6,354         160
                                 --------     ------     ----------     -------    ----------     -------
      Totals                     $455,284     $5,176     $1,378,943     $35,762    $1,834,227     $40,938
                                 ========     ======     ==========     =======    ==========     =======


                                   LESS THAN 12 MONTHS       12 MONTHS OR LONGER              TOTAL
                                 -----------------------   ----------------------- -----------------------
                                    FAIR      UNREALIZED      FAIR      UNREALIZED    FAIR      UNREALIZED
                                    VALUE       LOSSES        VALUE       LOSSES     VALUE        LOSSES
                                 ----------   ----------   ----------   ---------- ----------   ----------

AS OF DECEMBER 31, 2005
U.S. government and
      agency obligations:
   Mortgage-backed securities    $  419,016   $ 7,445      $146,838     $ 4,828    $  565,854     $12,273
   Other                            153,373     1,023        47,590       1,142       200,963       2,165
Municipal bonds                       5,990        11        14,227         773        20,217         784
Foreign government bonds              7,337       109            --          --         7,337         109
Corporate bonds                     669,074    12,861       100,104       3,491       769,178      16,352
Other mortgage-backed
  securities                         55,458     1,067        41,736       1,217        97,194       2,284
                                 ----------   -------      --------     -------    ----------     -------
      Totals                     $1,310,248   $22,516      $350,495     $11,451    $1,660,743     $33,967
                                 ==========   =======      ========     =======    ==========     =======

                                                                     (Continued)

HORACE MANN LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements

(In thousands)

     At December 31, 2006, the gross unrealized capital loss position in the investment portfolio was $40,938 (392 positions and less than 1.4% of the investment portfolio). No securities were trading below 80% of amortized cost as of December 31, 2006. Securities with an investment grade rating represented 97% of the gross unrealized capital losses. The largest single unrealized capital loss was $1,089 on a FNMA mortgage-backed security purchased in June 2003 when interest rates hit 40 year lows. The majority of the unrealized capital losses were due to changes in interest rates. The portfolio included 269 securities that have been in an unrealized capital loss position for greater than 12 months, totaling $35,762 (of which $12,555 was from securities purchased in 2003 when interest rates were at record lows). The Company views the decrease in value of all of the securities with unrealized capital losses at December 31, 2006 as temporary, expects recovery in fair value, anticipates continued payments under the terms of the securities, and has the intent and ability to hold these securities until maturity or a recovery in fair value occurs. Therefore, no impairment of these securities was recorded at December 31, 2006.

     At December 31, 2006 and 2005, 2.3% and 2.9%, respectively, of the total bond portfolio (at amortized cost) consisted of private placement bonds. The market value of private placement bonds is estimated based upon factors including credit quality, interest rates and maturity dates.

     The carrying value and estimated fair value of investments in bonds and preferred stock as of December 31, 2006 and 2005 are as follows:


                                                          Gross        Gross     Estimated
                                           Carrying    Unrealized   Unrealized      Fair
           December 31, 2006                 Value        Gains       Losses        Value
           -----------------              ----------   ----------   ----------   ----------

U.S. government and agency obligations:
      Mortgage-backed securities          $  744,293    $ 2,259      $(11,977)   $  734,575
      Other                                  216,414        408        (1,612)      215,210
Municipal bonds                               42,280      1,288          (884)       42,684
Foreign government bonds                      26,778      2,077          (158)       28,697
Corporate securities                       1,800,619     41,275       (24,372)    1,817,522
Other mortgage-backed securities             171,895      1,514        (1,775)      171,634
Preferred Stock                               37,301      1,403          (160)       38,544
                                          ----------    -------      --------    ----------
Total                                     $3,039,580    $50,224      $(40,938)   $3,048,866
                                          ----------    -------      --------    ----------

                                                                     (Continued)

HORACE MANN LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements

(In thousands)


                                                          Gross        Gross      Estimated
                                           Carrying    Unrealized   Unrealized      Fair
           December 31, 2005                 Value        Gains       Losses        Value
           -----------------              ----------   ----------   ----------   ----------
U.S. government and agency obligations:
      Mortgage-backed securities          $  670,345     $ 2,785     $(12,273)   $  660,857
      Other                                  234,433       1,136       (2,165)      233,404
Municipal bonds                               48,280       2,112         (784)       49,608
Foreign government bonds                      27,881       1,651         (109)       29,423
Corporate securities                       1,811,615      68,290      (16,352)    1,863,553
Other mortgage-backed securities             119,740       1,531       (2,284)      118,987
                                          ----------     -------     --------    ----------
Total                                     $2,912,294     $77,505     $(33,967)   $2,955,832
                                          ----------     -------     --------    ----------

     U.S. government and agency obligations include securities issued by Federal National Mortgage Association of $668,483 and $541,651; Federal Home Loan Mortgage Association of $195,904 and $191,823; Government National Mortgage Association of $28,018 and $29,493; and Other Government of $68,302 and $0 as of December 31, 2006 and 2005, respectively.

     At December 31, 2006, .67% of the Company's investment portfolio was invested in collateralized mortgage obligations (CMOs) excluding mortgage obligations of United States governmental agencies. The average credit quality rating of the Company's investment in CMOs was AAA and NAIC 1 -the highest ratings. The market value of CMOs at December 31, 2006 was $98,309 compared to a $100,246 carrying value. The average duration of the Company's investment in CMOs was 4.3 years at December 31, 2006.

     The carrying value and estimated fair value of bonds by contractual maturity are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.


                                                         Estimated
                                            Carrying       Fair
           December 31, 2006                  Value        Value
           -----------------               ----------   ----------

Due in one year or less                    $  260,609   $  261,307
Due after one year through five years         914,428      916,878
Due after five years through ten years        933,084      935,584
Due after ten years through twenty years      251,634      252,308
Due after twenty years                        642,524      644,245
                                           ----------   ----------
Total bonds                                $3,002,279   $3,010,322
                                           ----------   ----------

     Proceeds from dispositions of investments in bonds and stocks during 2006, 2005 and 2004 were $715,315, $580,205 and $771,574, respectively. Gross gains of $11,296, $16,969 and $9,059 and gross losses of $5,296, $9,046 and
     $3,319 were realized on those sales for 2006, 2005 and 2004, respectively.

                                                                     (Continued)

HORACE MANN LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements

(In thousands)

          DEPOSITS

     Included in bonds is the carrying value of securities on deposit with governmental authorities, as required by law, as of December 31 were as follows:


                                            2006     2005
                                           ------   ------

Held for all policyholders                 $1,703   $1,731
Held for policyholders in certain states      977      982
                                           ------   ------
Total deposits                             $2,680   $2,713
                                           ------   ------

          SECURITIES LENDING

     The Company participates in a securities lending program. Acceptable collateral for this program is U.S. Government securities, U.S. Government Agency securities and cash. The collateral is not restricted. The initial collateral received is 102% of the market value of the securities loaned, and the collateral is subsequently maintained at a minimum of 101% of the market value of the securities loaned. As of December 31, 2006 and 2005, the Company had $290,876 and $180,940 respectively, in outstanding securities loaned. The Company maintains effective control over the loaned securities and therefore reports them as bonds in the statutory statements of admitted assets, liabilities and capital and surplus. Securities lending collateral is classified as short-term investments with a corresponding liability in the Company's statutory statements of admitted assets, liabilities and capital and surplus.

          INVESTMENTS IN ENTITIES EXCEEDING 10% OF CAPITAL AND SURPLUS

     There were no entities (other than the U.S. Government and government agencies and authorities) in which the total amount invested exceeds 10% of total capital and surplus at December 31, 2006.

(3)  RELATED PARTY TRANSACTIONS

     The Company has common management and shares office facilities with HMEC and other affiliates and is a party to several intercompany service agreements. Under these agreements, the Company paid $99,130, $95,527, and $97,490 for management, administrative, data processing, commissions and agency services, utilization of personnel, and investment advisory services in 2006, 2005 and 2004, respectively. The Company holds a mortgage loan on the home office property from HMSC in the amount of $13,856 as of December 31, 2006.

     The Company had net balances payable to affiliates of $78 and $110 at December 31, 2006 and 2005.

     ALIC reinsures all of the Company's life insurance business in the state of Arizona. Effective January 1, 2001, ALIC also assumed a small block of Florida whole life business from the Company (see note 8).

     The Company has no common stock investments in any upstream companies or affiliates.

                                                                     (Continued)

HORACE MANN LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements

(In thousands)

(4)  FEDERAL INCOME TAXES

     Federal income tax expense for the years ended December 31, 2006, 2005 and 2004, consist of the following major components:


                                                    2006      2005      2004
                                                  -------   --------   ------

Current income tax (benefit) expense
   from operations                                $ 5,873   $(10,225)  $5,695
Prior year (over) under accrual of tax reserves    (1,385)    (1,724)     384
Resolution of contingent tax liabilities               --     (3,609)      --
                                                  -------   --------   ------
Federal income tax (benefit) expense
   from operations                                  4,488    (15,558)   6,079
                                                  -------   --------   ------
Tax expense (benefit) from net
   realized capital gains (losses)                  2,179         64       (6)
                                                  -------   --------   ------
Federal income tax (benefit) expense              $ 6,667   $(15,494)  $6,073
                                                  -------   --------   ------

     The components of the net admitted deferred tax assets (DTAs) and deferred tax liabilities (DTLs) as of December 31, 2006 and 2005 are as follows:


                                                    2006      2005      Change
                                                  -------   --------   -------

Total of all DTAs
   (admitted and nonadmitted)                     $56,517    $55,696   $   821
Total of all DTLs                                  21,540     20,362     1,178
                                                  -------    -------   -------
Net DTAs                                           34,977     35,334      (357)
Total DTAs non-admitted                            30,626     29,364     1,262
                                                  -------    -------   -------
Net admitted DTAs                                 $ 4,351    $ 5,970   $(1,619)
                                                  -------    -------   -------

                                                                     (Continued)

HORACE MANN LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements

(In thousands)

     The change in deferred income taxes reported in surplus before consideration of nonadmitted assets is comprised of the following components:


                                            2006      2005      Change
                                          -------   --------   -------

Net DTA                                   $34,977    $35,334    $(357)
                                          -------   --------    -----
Net tax effect without unrealized gains
   and losses                             $34,977    $35,334    $(357)
                                          -------   --------    -----

     The net DTAs at December 31, 2006 and 2005, is included in deferred tax assets on the accompanying statutory statement of admitted assets, liabilities, capital and surplus. There are no temporary differences for which DTLs have not been recognized.

     DTAs resulting from book/tax differences in:


                                      2006      2005
                                    -------   --------

Benefit reserves                    $36,220    $34,259
Deferred acquisition costs           10,654     10,783
Investments                           1,524      1,524
Capital loss carry forwards              --        812
Operating expense accruals            7,522      7,847
Other                                   597        471
                                    -------    -------
Total DTAs                          $56,517    $55,696
                                    -------    -------
Total DTAs non-admitted             $30,626    $29,364
                                    -------    -------
Admitted DTAs                       $25,891    $26,332

DTLs resulting from book/tax differences in:


                                      2006       2005
                                    -------    -------

Bonds                               $ 1,944    $ 1,259
Premiums deferred and uncollected    15,618     14,659
Policy benefits                       2,996      3,521
Other                                   982        923
                                    -------    -------
Total DTLs                          $21,540    $20,362
                                    -------    -------
Net admitted DTAs                   $ 4,351    $ 5,970
                                    -------    -------

                                                                     (Continued)

HORACE MANN LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements

(In thousands)

     The Company's income tax incurred and change in deferred income tax differs from the amount obtained by applying the federal statutory rate of 35% to income before income taxes as follows:


                                                               2006      2005
                                                             -------   --------

Current income tax (benefit) expense incurred                $ 6,667   $(15,494)
Change in deferred income tax
   (without tax on unrealized gains and losses)                  357      6,801

                                                             -------   --------
Total income tax (benefit) expense reported                    7,024     (8,693)
                                                             -------   --------
Income before taxes                                           38,893     15,359
                                                             -------   --------
Expected income tax expense at 35%
   statutory rate                                             13,613      5,376
                                                             -------   --------
Increase (decrease) in actual tax reported resulting from:
   Dividends received deduction                               (1,542)    (1,460)
   Nondeductible expense for meals,
      penalties and lobbying                                      91        111
   Tax adjustment for IMR                                       (865)    (1,047)
   Deferred tax benefit on non-admitted assets                    59       (247)
   Prior year surplus reserve adjustment                      (4,149)        --
   Resolution of contingent tax liabilities                       --     (3,609)
   Provision to return                                          (197)       724
   Reinsurance                                                    --     (9,100)
   Other                                                          14        559
                                                             -------   --------
Total income tax (benefit) expense                           $ 7,024   $ (8,693)
                                                             -------   --------

     As of December 31, 2006, there are no net operating loss carryforwards available to offset against future taxable income. As of December 31, 2006, there are no capital loss carryforwards available.

     The amount of federal income taxes incurred that are available for recoupment in the event of future net losses are $4,507, $0 and $3,627 for 2006, 2005, and 2004 respectively.

                                                                     (Continued)

HORACE MANN LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements

(In thousands)

(5)  RESTRICTIONS OF SURPLUS

     The amount of dividends which can be paid by Illinois insurance companies without prior approval of the State Insurance Commissioner is subject to restrictions relating to profitability and statutory surplus. Dividends which may be paid to the Parent Company during 2007 without prior approval are approximately $28,400. Dividend payments were $0, $0 and $9,000 in 2006, 2005 and 2004, respectively.

     Under applicable Illinois insurance laws and regulations, the Company is required to maintain a minimum capital and surplus of $1,500.

(6)  FAIR VALUE OF FINANCIAL INSTRUMENTS

     Fair values of the Company's insurance contracts other than annuity contracts are not required to be disclosed. However, the fair values of liabilities under all insurance contracts are taken into consideration in the Company's overall management of interest rate risk through the matching of investment maturities with amounts due under insurance contracts. The following methods and assumptions were used to estimate the fair value of financial instruments.

     Investments - For fixed maturities and short-term and other investments, fair value equals quoted market value, if available. If a quoted market price is not available, fair value is estimated using quoted market prices for similar securities, adjusted for differences between the quoted securities and the securities being valued. The fair value of mortgage loans is estimated by discounting the future cash flows using the current rates at which similar loans would be made to borrowers with similar credit ratings and the same remaining maturities. The fair value of contract loans is based on estimates using discounted cash flow analysis and current interest rates being offered for new loans.

     Annuity Contract Liabilities and Policyholder Account Balances on Interest-sensitive Life Contracts - The fair values of annuity contract liabilities and policyholder account balances on interest-sensitive life contracts are equal to the discounted estimated future cash flows (using the Company's current interest rates earned on its investments) including an adjustment for risk that the timing or amount of cash flows will vary from management's estimate.

                                                                     (Continued)

HORACE MANN LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements

(In thousands)

     Policyholder Funds On Deposit - Policyholder funds on deposit are supplementary contract reserves and dividend accumulations which represent deposits that do not have defined maturities. The carrying value of these funds is used as a reasonable estimate of fair value.

     The carrying amounts and fair values of financial instruments at December 31, 2006 consisted of the following:


                                                                       Estimated
                                                          Carrying       Fair
                                                           amount        value
                                                         ----------   ----------

Financial Assets
   Bonds                                                 $3,002,279   $3,010,322
   Preferred stock                                           37,301       38,544
   Mortgage loans                                            17,203       17,765
   Short-term investments                                   326,921      326,921
   Contract loans and preferred stock                        92,354       95,212
   Other                                                     16,428       16,428
                                                         ----------   ----------
      Total investments                                  $3,492,486   $3,505,192
   Asset valuation reserve                                   19,593           --
                                                         ----------   ----------
      Total investments less asset
         valuation reserve                               $3,472,893   $3,505,192
   Cash                                                       4,468        4,468
                                                         ----------   ----------
Financial Liabilities
   Policyholder account balances on interest-sensitive
      life contracts                                     $   82,572   $   75,773
   Annuity contract liabilities                           1,912,913    1,715,715
   Policyholder funds on deposit                            140,958      140,958
                                                         ----------   ----------

     Fair value estimates shown above are dependent upon subjective assumptions and involve significant uncertainties resulting in variability in estimates with changes in assumptions. Fair value assumptions are based upon subjective estimates of market conditions and perceived risks of financial instruments at a certain point in time. The disclosed fair values do not reflect any premium or discount that could result from offering for sale at one time an entire holding of a particular financial instrument. In addition, potential taxes and other expenses that would be incurred in an actual sale or settlement are not reflected in amounts disclosed.

                                                                     (Continued)

HORACE MANN LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements

(In thousands)

(7) DIFFERENCES BETWEEN U.S. GENERALLY ACCEPTED ACCOUNTING PRINCIPLES AND STATUTORY ACCOUNTING PRACTICES

     Statutory accounting practices differ in some respects from U.S. generally accepted accounting principles (GAAP). The most significant differences between statutory accounting practices and GAAP are highlighted by the following descriptions of the GAAP treatment:

     (a) Aggregate reserves for future life benefits are computed on the net level premium method using estimates of future investment yield, mortality, and withdrawal.

     (b) Aggregate reserve for annuity contracts are carried at accumulated policyholder values without reduction for potential surrender or withdrawal charges.

     (c) Annuity considerations and other fund deposits are reflected as deposits rather than revenue.

     (d) Acquisition costs are deferred and amortized in proportion to anticipated premiums over the terms of the insurance policies for individual life contracts and amortized over 20 years in proportion to estimated gross profits for interest-sensitive life and investment (annuity) contracts.

     (e) Non-admitted assets less applicable allowance accounts are restored to the balance sheet.

     (f)  Asset valuation and interest maintenance reserves are not provided.

     (g) The assets and liabilities are revalued as of the date of acquisition of HMEC and its subsidiaries in August, 1989.

     (h) Realized investment gains (losses) resulting from changes in interest rates are recognized in income when the related security is sold.

     (i) Reinsurance ceded credits are recognized as assets in GAAP basis financial statements.

     (j) Fixed maturity investments (bonds) categorized as available for sale. Such investments are carried at fair value with changes in fair value charged or credited to shareholder's equity, net of deferred income taxes and the impact on the amortization of capitalized acquisition costs.

     (k) The statement of cash flows is presented in a format as prescribed by Statement of Financial Accounting Standards No. 95.

     (l)  A statement of comprehensive income is required.

     (m) Retroactive Coinsurance and modified coinsurance transactions are recognized as deposits. Statutory ceded premiums, ceded benefits paid, ceded change in reserves and change in surplus as the result of reinsurance are removed from GAAP reporting.

                                                                     (Continued)

HORACE MANN LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements

(In thousands)

     (n) The realization of DTAs under GAAP is evaluated utilizing a "more likely than not" standard. A valuation allowance is established for DTAs deemed not realizable using this standard. Under statutory accounting principles, the realization of DTAs is determined utilizing an admissibility test outlined in statement of Statutory Accounting Principles No. 10 - Income Taxes. Based on these tests a portion of gross DTAs are non-admitted for statutory accounting purposes. Additionally, changes in the balances of DTAs and DTLs result in increases or decreases of income under GAAP, whereas under statutory accounting principles, these changes directly impact surplus.

     The aggregate effect of the foregoing differences has not been determined separately for the Company.

(8)  REINSURANCE

     The Company cedes reinsurance primarily to limit losses from large exposures and to permit recovery of a portion of direct losses; however, such a transfer does not relieve the Company of its primary obligation to the policyholders.

     Information with respect to reinsurance ceded and assumed by the Company is set forth below.


                                            2006        2005       2004
                                          --------   ---------   --------

Direct life insurance premiums            $102,978   $ 103,897   $107,503
Life insurance premiums ceded:
   To ALIC                                   1,558       1,639      1,533
   Coinsurance and Modified
      Coinsurance agreement                     --    (463,393)    49,538
   Other                                     3,256       2,542      2,751
                                          --------   ---------   --------
Net life insurance premiums as reported     98,164     563,109     53,681
Reserve adjustment on reinsurance ceded
   as reported                                  --    (447,384)    10,000
Life insurance reserves ceded:
   To ALIC                                  12,070      11,351     11,382
   To other companies                        4,434       3,713     43,157
Accident and health premiums ceded:
   To other companies                        2,112       2,365      2,685
Amounts recoverable from reinsurers
   on paid losses                              754         717        347
                                          --------   ---------   --------

                                                                     (Continued)

HORACE MANN LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements

(In thousands)

     The maximum amount of direct individual ordinary insurance retained on any standard life is $200 and a maximum of $100 or $125 is retained on each group life policy depending on the type of coverage. Amounts in excess of the retained portion are ceded on a yearly renewable term basis of reinsurance. The Company also maintains a life catastrophe reinsurance program. The Company reinsures 100% of the catastrophe risk in excess of $1,000 up to $15,000 per occurrence. This program covers acts of terrorism but excludes nuclear, biological and chemical explosions as well as other acts of war.

     The Company has a quota share reinsurance agreement with Hartford Life and Accident Insurance Company and cedes 50% of the Company's disability income policies.

     On December 31, 2003, the Company entered into a reinsurance agreement with the United States branch of Sun Life Assurance Company of Canada (SLACC) which replaced the 2002 agreement with Sun Life Reinsurance Company Limited (SLRCL), a member of the Sun Life Financial Group. Under the terms of the December 31, 2003 agreement the Company ceded to SLACC, on a combination coinsurance and modified coinsurance basis, a 75% quota share of the Company's in force interest-sensitive life block of business issued prior to January 1, 2002, representing an increase from the 58% quota share which was in place under the 2002 agreement. SLACC assumed its proportional share of all risks attendant to the business reinsured such as mortality, persistency and investment risk, reducing the Company's liabilities under statutory accounting principles to the extent of the ceded commission. The initial ceding commission received by the Company was $50.0 million and resulted in a $32.5 million after-tax increase in the Company's statutory surplus. The Company's statutory surplus was reduced by $26.0 million (including $21.5 million due to the early termination of the contract noted below) and $6.5 million in 2005 and 2004, respectively. Fees related to these transactions reduced the Company's pretax income by $558 and $973 in 2005 and 2004, respectively. These transactions improved the statutory operating leverage and risk-based capital ratio of the Company.

     Effective July 1, 2005 the Company terminated its reinsurance agreement with SLACC. The early recapture of the reinsurance agreement had the following impact:



Premiums earned                                           $ 487,384
Commissions and expense allowances on reinsurance ceded     (11,583)
Reserve adjustment on reinsurance ceded                    (454,291)
                                                          ---------
Increase in aggregate reserves for life and accident
   and health contracts                                      33,093
Federal and foreign income taxes                            (11,583)
Change in surplus as a result of recapture                  (21,511)
                                                          ---------

                                                                     (Continued)

HORACE MANN LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements

(In thousands)

     At December 31, 2006 and 2005 the Company has outstanding surplus relief of $0 and modified coinsurance reserves of $0, respectively, related to the contract with SLACC.

(9)  PENSION PLANS AND OTHER POSTRETIREMENT BENEFITS

     The Company is a member of the Horace Mann group of insurance companies. All the Company's personnel are employees of HMSC. Salaries, pension and related benefits are allocated to the Company for these services.

          PENSION PLANS

     HMSC has the following retirement plans: a defined contribution plan; a 401(k) plan; a defined benefit plan for employees hired on or before December 31, 1998; and certain employees participate in a supplemental defined benefit plan or a supplemental defined contribution plan or both.

     After completing the first year of employment, all employees of HMSC participate in the defined contribution plan. Under the defined contribution plan, HMSC makes contributions to each participant's account based on eligible compensation and years of service. Through December 31, 2006, participants were 100% vested in this plan after 5 years of service. Effective January 1, 2007, participants will be 100% vested in this plan after 3 years of service.

     All employees of HMSC participate in a 401(k) plan. HMSC contributes 3% of eligible compensation to each employee's account, which is 100% vested at the time of the contribution. In addition, employees may voluntarily contribute up to 20% of their eligible compensation into their account.

     Effective April 1, 2002, participants stopped accruing benefits under the defined benefit and supplemental defined benefit plans but continue to retain the benefits they had accrued to date. Amounts earned under the defined benefit and supplemental defined benefit plans have been based on years of service and the highest 36 consecutive months of earnings under the plan (through March 31, 2002). Participants are 100% vested in these defined benefit plans after 5 years of service.

     HMSC's policy with respect to funding the defined benefit plan is to contribute amounts which are actuarially determined to provide the plan with sufficient assets to meet future benefit payments consistent with the funding requirements of federal laws and regulations. For the defined contribution, 401(k) and defined benefit plans, investments have been set aside in a trust fund; whereas the supplemental retirement plans are unfunded non-qualified plans.

     Employees whose compensation exceeds the limits covered under the qualified plans participate in an unfunded, non-qualified defined contribution plan. HMSC accrues an amount for each participant based on their compensation, years of service and account balance. Participants are 100% vested in this plan after 5 years of service.

     The Company has no obligations to current or former employees for benefits after their employment but before their retirement.

     Total pension expense allocated to the Company was $5,609, $5,689, and $5,384 for 2006, 2005 and 2004, respectively.

                                                                     (Continued)

HORACE MANN LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements

(In thousands)

          POSTEMPLOYMENT BENEFITS

     In addition to providing pension benefits, HMSC also provides certain health care and life insurance benefits to retired employees and eligible dependents. Effective January 1, 2004, only employees who were at least age 50 with at least 15 years of service in 2004 are eligible to continue in this program. Postretirement benefits other than pensions of active and retired employees are accrued as expense over the employees' service years. The allocated cost of these benefits totaled $(495), $282, and $102 for the years ended December 31, 2006, 2005 and 2004, respectively.

     In July 2006, HMSC announced that effective January 1, 2007 it would eliminate the current health care benefits for individuals 65 years of age and over and establish a Health Reimbursement Account (HRA) for each eligible participant. Health care benefits for eligible individuals under 65 years of age will continue to be provided as a bridge to Medicare eligibility. Eligible participants will receive a one-time credit of $10 thousand to their HRA account to use for covered expenses incurred on or after age 65. Also, the new plan does not provide life insurance benefits to individuals who retired in 1994 or later.

(10) LAWSUITS AND LEGAL PROCEEDINGS

     There are various lawsuits and legal proceedings against the Company. Management and legal counsel are of the opinion that the ultimate disposition of such litigation will have no material adverse effect on the Company's financial position or results of operation.

(11) RISK-BASED CAPITAL

     The insurance departments of various states, including the Company's domiciliary state of Illinois impose risk-based capital (RBC) requirements on insurance enterprises. The RBC calculation serves as a benchmark for the regulation of insurance companies by state insurance regulators. The requirements apply various weighted factors to financial balances or activity levels based on their perceived degree of risk.

     The RBC guidelines define specific capital levels where regulatory intervention is required based on the ratio of a company's actual total adjusted capital (sum of capital and surplus and AVR) to control levels determined by the RBC formula. At December 31, 2006, the Company's actual total adjusted capital was $270,824 and the authorized control level risk-based capital was $27,526.

(12) OTHER ITEMS

     The Company had one life claim as a result of the September 11, 2001 events which totaled $30. This claim was paid in October 2001.

                       HORACE MANN LIFE INSURANCE COMPANY
 SUMMARY OF INVESTMENTS - OTHER THAN INVESTMENTS IN RELATED PARTIES - SCHEDULE I
                                DECEMBER 31, 2006
                             (AMOUNTS IN THOUSANDS)


                                                                  AMOUNT
                                                                 SHOWN IN
                                                                  BALANCE
TYPE OF INVESTMENTS                     COST(1)    FAIR VALUE      SHEET
-------------------                   ----------   ----------   ----------

Debt securities:
   Bonds:
     U.S. Government and government
       agencies and  authorities      $  960,707   $  949,786   $  960,707
     State, municipalities and
       political subdivisions             42,280       42,684       42,280
     Foreign government bonds             26,778       28,697       26,778
     Public utilities                    170,401      172,637      170,401
     Other corporate bonds             1,802,113    1,816,519    1,802,113
                                      ----------   ----------   ----------
       Total debt securities          $3,002,279   $3,010,323   $3,002,279
                                      ----------   ==========   ----------
Equity securities:
   Preferred stocks:
     Industrial and miscellaneous         37,301           --       37,301
                                      ----------   ----------   ----------
       Total equity securities        $       --   $       --   $       --
                                      ----------   ==========   ----------
Mortgage loans on real estate             17,203          XXX       17,203
Real estate                                   --          XXX           --
Contract loans                            92,354          XXX       92,354
Short-term investments                   326,921          XXX      326,921
Other investments                         16,428          XXX       16,428
                                      ----------                ----------
       Total investments              $3,492,486          XXX   $3,492,486
                                      ==========                ==========

(1) Debt securities are carried at amortized cost or investment values prescribed by the National Association of Insurance Commissioners.

(2)  Real estate acquired in satisfaction of indebtedness is $0.

(3) Differences between cost and amounts shown in the balance sheet for investments, other than equity securities, represent non-admitted investments.

See accompanying report of independent registered public accounting firm.

                       HORACE MANN LIFE INSURANCE COMPANY
             SUPPLEMENTARY INSURANCE INFORMATION - SCHEDULE III & VI
              FOR THE YEARS ENDED DECEMBER 31, 2006, 2005 AND 2004
                             (AMOUNTS IN THOUSANDS)


                                                       AS OF DECEMBER 31,
                                 -------------------------------------------------------------
                                 FUTURE POLICY                                 PREMIUM REVENUE
                     DEFERRED       BENEFITS                    OTHER POLICY    AND ANNUITY,
                      POLICY     LOSSES, CLAIMS                  CLAIMS AND      PENSION AND
                   ACQUISITION      AND LOSS        UNEARNED       BENEFITS     OTHER CONTRACT
SEGMENT              COST(1)      EXPENSES(3)     PREMIUMS(3)      PAYABLE      CONSIDERATIONS
-------            -----------   --------------   -----------   ------------   ---------------

2006:
   Life                            $  938,754                     $  3,461         $ 98,164
   Annuity                          1,804,470                           --          325,691
   Supplementary
      Contracts                       111,851                      137,435            9,017
   Accident and
      Health                            7,824                           62            4,219
                                   ----------                     --------         --------
   Total                           $2,862,899                     $140,958         $437,091
                                   ==========                     ========         ========
2005:
   Life                            $  906,265                     $  3,633         $563,109
   Annuity                          1,684,037                           --          320,064
   Supplementary
      Contracts                       108,114                      139,880            8,187
   Accident and
      Health                            8,475                           75            4,272
                                   ----------                     --------         --------
   Total                           $2,706,891                     $143,588         $895,632
                                   ==========                     ========         ========
2004:
   Life                            $  821,217                     $  3,605         $ 53,681
   Annuity                          1,553,591                           --          326,976
   Supplementary
      Contracts                       105,908                      135,678            9,854
   Accident and
      Health                           10,520                           15            4,301
                                   ----------                     --------         --------
   Total                           $2,491,236                     $139,298         $394,812
                                   ==========                     ========         ========

                                     FOR THE YEARS ENDED DECEMBER 31,
                   -------------------------------------------------------------------
                                                 AMORTIZATION
                                   BENEFITS,      OF DEFERRED
                       NET      CLAIMS, LOSSES      POLICY        OTHER
                   INVESTMENT   AND SETTLEMENT    ACQUISITION   OPERATING    PREMIUMS
SEGMENT              INCOME        EXPENSES        COSTS(1)     EXPENSES    WRITTEN(2)
-------            ----------   --------------   ------------   ---------   ----------

2006:
   Life             $ 51,617       $ 95,438                      $42,100
   Annuity           102,944        395,171                       45,776
   Supplementary
      Contracts       16,968         21,904                        2,757
   Accident and
      Health             939          1,859                        3,268
                    --------       --------                      -------
   Total            $172,468       $514,372                      $93,901
                    ========       ========                      =======
2005:
   Life             $ 47,591       $118,234                      $42,529
   Annuity            96,912        389,209                       47,243
   Supplementary
      Contracts       15,975         20,210                        2,126
   Accident and
      Health           1,006          1,026                        3,565
                    --------       --------                      -------
   Total            $161,484       $528,679                      $95,463
                    ========       ========                      =======
2004:
   Life             $ 47,612       $ 73,763                      $44,523
   Annuity            93,883        384,194                       46,035
   Supplementary
      Contracts       15,501         22,562                        2,022
   Accident and
      Health           1,179          2,134                        3,096
                    --------       --------                      -------
   Total            $158,175       $482,653                      $95,676
                    ========       ========                      =======

(1) Does not apply to financial statements of life insurance companies which are prepared on a statutory basis.

(2)  Does not apply to life insurance.

(3) Unearned premiums and other deposit funds are included in future policy benefits, losses, claims and loss expenses.

See accompanying report of independent registered public accounting firm.

                       HORACE MANN LIFE INSURANCE COMPANY
                            REINSURANCE - SCHEDULE IV
              FOR THE YEARS ENDED DECEMBER 31, 2006, 2005 AND 2004
                             (AMOUNTS IN THOUSANDS)


                                                                                      PERCENTAGE
                                               CEDED TO      ASSUMED                   OF AMOUNT
                                   GROSS        OTHER      FROM OTHER       NET         ASSUMED
                                   AMOUNT     COMPANIES     COMPANIES      AMOUNT       TO NET
                                ----------------------------------------------------------------

2006: Life insurance in force   $13,400,292   $1,869,947       $--      $11,530,345       0.0%
                                ===========   ==========       ===      ===========       ===
   Premiums and annuity,
   pension and other
   contract considerations:
   Life insurance               $   102,978   $    4,814       $--      $    98,164       0.0%
   Annuity                          325,691           --        --          325,691       0.0%
   Supplementary contracts            9,017           --        --            9,017
   Accident and health                6,331        2,112        --            4,219       0.0%
                                -----------   ----------       ---      -----------       ---
   Total premiums               $   444,017   $    6,926       $--      $   437,091       0.0%
                                ===========   ==========       ===      ===========       ===
2005: Life insurance in force   $13,142,164   $1,710,202       $--      $11,431,962       0.0%
                                ===========   ==========       ===      ===========       ===
   Premiums and annuity,
   pension and other
   contract considerations:
   Life insurance               $   103,897   $ (459,212)      $--      $   563,109       0.0%
   Annuity                          320,064           --        --          320,064       0.0%
   Supplementary contracts            8,187           --        --            8,187
   Accident and health                6,637        2,365        --            4,272       0.0%
                                -----------   ----------       ---      -----------       ---
   Total premiums               $   438,785   $ (456,847)      $--      $   895,632       0.0%
                                ===========   ===========      ===      ===========       ===
2004: Life insurance in force   $13,308,820   $5,441,086       $--      $ 7,867,734       0.0%
                                ===========   ==========       ===      ===========       ===
   Premiums and annuity,
   pension and other
   contract considerations:
   Life insurance               $   107,503   $   53,822       $--      $    53,681       0.0%
   Annuity                          326,976           --        --          326,976       0.0%
   Supplementary contracts            9,854           --        --            9,854
   Accident and health                6,986        2,685        --            4,301       0.0%
                                -----------   ----------       ---      -----------       ---
   Total premiums               $   451,319   $   56,507       $--      $   394,812       0.0%
                                ===========   ==========       ===      ===========       ===

See accompanying report of independent registered public accounting firm.

                            PART C: OTHER INFORMATION

                           HORACE MANN LIFE INSURANCE
                         GROUP ANNUITY SEPARATE ACCOUNT

Item 24. Financial Statements and Exhibits

(a) Financial Statements

The following financial statements are included in Part B hereof.

HORACE MANN LIFE INSURANCE COMPANY


    -    Report of Independent Registered Public Accounting Firm, dated



    - Statutory Statements of Admitted Assets, Liabilities and Capital and Surplus - As of December 31, 2006 and 2005



    - Statutory Statements of Operations - For the Years Ended December 31, 2006, 2005 and 2004



    - Statutory Statements of Capital and Surplus - For the Years Ended December 31, 2006, 2005 and 2004



    - Statutory Statements of Cash Flow - For the Years Ended December 31, 2006, 2005 and 2004



    -    Notes to Statutory Financial Statements - December 31, 2006, 2005 and
         2004


HORACE MANN LIFE INSURANCE GROUP ANNUITY SEPARATE ACCOUNT


    -    Report of Independent Registered Public Accounting Firm, dated



    -    Statements of Net Assets - December 31, 2006



    -    Statements of Operations - For the Year Ended December 31, 2006



    -    Statements of Changes in Net Assets For the Years Ended December 31,
         2006



    -    Notes to Financial Statements - December 31, 2006


(b) Exhibits

(1)      Resolution of Board of Directors .................................(3)

(2)      Agreements for Custody ................................Not Applicable

(3)      Underwriting Agreement ...........................................(3)

(4)      (a)  Form of Group Variable Annuity Contract .....................(3)

         (b)  Form of Certificate .........................................(3)

(5)      Form of Application/Enrollment Form ..............................(3)

(6)      Certificate of Incorporation and Bylaws ..........................(2)

(7)      Contract of Reinsurance ...............................Not Applicable

(8)      Other Contracts .......................................Not Applicable

(9)      Opinion and Consent of Counsel ...................................(1)


(10)     Independent Registered Public Accounting Firm Consent ............(1)



(11)     Financial Statement Schedules for Horace Mann Life Insurance
         Company and the Independent Registered Public Accounting Firm's
         Report Thereon ...................................................(1)


(12)     Agreement regarding initial capital .................. Not Applicable

----------

(1) Filed herewith.

(2) Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement for Horace Mann Life Insurance Company Separate Account, dated February 14, 2006 (File Nos. 333-129284 and 811-1343).

(3) Incorporated by reference to Initial Registration Statement for Horace Mann Life Insurance Group Annuity Separate Account, dated August 11, 2006 ( File Nos:
333-136513 and 811-21939).

Item 25.  Directors and Officers of the Depositor

         The directors and officers of Horace Mann Life Insurance Company, who are engaged directly or indirectly in activities relating to the Registrant or the variable annuity contracts offered by the Registrant, are listed below. Their principal business address is One Horace Mann Plaza, Springfield, Illinois 62715.

------------------------         -----------------------------------------------
       NAME                      POSITION AND OFFICE WITH DEPOSITOR
------------------------         -----------------------------------------------
Peter H. Heckman                 Director and Executive Vice President, Chief
                                 Financial Officer

Ann M. Caparros                  Director, Vice President, General Counsel,
                                 Corporate Secretary & Chief Compliance Officer

Louis G. Lower II                Director, Chairman, President & Chief Executive
                                 Officer

Paul D. Andrews                  Director and Senior Vice President

Angela S. Christian              Vice President & Treasurer

Frank D'Ambra                    Director and Senior Vice President

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

                        | Allegiance Life Insurance Company ----------------| Horace Mann Life Insurance Company
                        | IL FEIN # 95-1858796 NAIC # 62790                | IL
IL FEIN #37-0726637 NAIC # 64513
                        |
                        | Educators Life Insurance Company of America
                        | AZ FEIN # 86-0204233 NAIC # 75892
                        |
                        | Horace Mann Service Corporation
                        | IL FEIN # 37-0972590
                        |
                        | Well-Care Inc.
                        | IL FEIN # 37-0984609
                        |
Horace Mann Educators Corporation ----| Horace Mann Investors, Inc.
DE FEIN # 37-0911756            | MD FEIN # 37-0792966
                        |
                        | Horace Mann Lloyds Management Corp.--------------| Horace Mann Lloyds
                        | TX FEIN # 37-1386476                  | TX FEIN
# 37-1386478 NAIC # 10996
                        |
                        | Horace Mann Insurance Company---------------------| Horace Mann General Agency
                        | IL FEIN # 59-1027412 NAIC # 22578             | TX
FEIN # 76-0616793
                        |
                        | Teachers Insurance Company
                        | IL FEIN # 23-1742051 NAIC # 22683
                        |
                        | Horace Mann Property & Casualty Insurance Company
                        | CA FEIN # 95-2413390 NAIC # 22756

         The Registrant is a separate account of Horace Mann Life Insurance Company. Horace Mann Life Insurance Company (an Illinois Corporation) is a wholly owned subsidiary of Allegiance Life Insurance Company (an Illinois Corporation). Allegiance Life Insurance Company and Horace Mann Investors, Inc. (a Maryland Corporation), principal underwriter of the Registrant, are wholly-owned subsidiaries of Horace Mann Educators Corporation (a Delaware Corporation), a publicly held corporation.

Item 27. Number of Certificate Owners


As of March 30, 2007, we have sold 57 registered Certificates funded through the newly registered Separate Account. We previously sold unregistered Certificates as disclosed in the Prospectus.


Item 28. Indemnification

         Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the Act, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

         According to Section 21 of the Distribution Agreement, Horace Mann Life Insurance Company agrees to indemnify Horace Mann Investors, Inc. for any liability Horace Mann Investors, Inc. may incur to a Participant or party-in-interest under a Certificate (i) arising out of any act or omission in the course of, or in connection with, rendering services under the Distribution Agreement, or (ii) arising out of the purchase, retention or surrender of a Certificate; provided however that Horace Mann Life Insurance Company will not indemnify Horace Mann Investors, Inc. for any such liability that results from the willful misfeasance, bad faith or gross negligence of Horace Mann Investors, Inc., or from the reckless disregard, by Horace Mann Investors, Inc., of its duties and obligations arising under the Distribution Agreement.

Item 29.  Principal Underwriters

(a) Horace Mann Investors, Inc., the underwriter of Horace Mann Life Insurance Group Annuity Separate Account, acts as principal underwriter for Horace Mann Life Insurance Company Separate Account, Horace Mann Life Insurance Company Separate Account B, and Horace Mann Life Insurance Company Allegiance Separate Account A.

(b) The following are the directors and officers of Horace Mann Investors, Inc. Their principal business address is One Horace Mann Plaza, Springfield, Illinois 62715.


---------------------------         --------------------------------------------
Name                                Position with Underwriter
---------------------------         --------------------------------------------
Robert B. Joyner                    Chairman

Christopher M. Fehr                 Director, President, Anti-Money Laundering
                                    Officer and Chief Compliance Officer

Peter H. Heckman                    Director

Rhonda R. Armstead                  Secretary

Diane M. Barnett                    Tax Compliance Officer

Angela S. Christian                 Treasurer

Bret A. Conklin                     Controller

Paul D. Andrews                     Director

Frank D'Ambra III                   Director

(c) No commissions or other compensation has been received by the principal underwriter from the Registrant.

Item 30.  Location of Accounts and Records

         Horace Mann Investors, Inc., underwriter of the Registrant, is located at One Horace Mann Plaza, Springfield, Illinois 62715. It maintains those accounts and records associated with its duties as underwriter required to be maintained pursuant to Section 31(a) of the Investment Company Act and the rules promulgated thereunder.

         Horace Mann Life Insurance Company, the depositor, is located at One Horace Mann Plaza, Springfield, Illinois 62715. It maintains those accounts and records required to be maintained pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder that are not maintained by Horace Mann Investors, Inc.

Item 31.  Management Services

 Not applicable.

Item 32.  Undertakings

         (a) Horace Mann Life Insurance Company and the Registrant are relying on a no---action letter from the Securities and Exchange Commission that was issued to the American Council of Life Insurance and made publicly available on November 28, 1988. That letter outlines conditions that must be met if a company offering registered annuity contracts imposes the limitations on surrenders and withdrawals on Section 403(b) contracts as required by the Internal Revenue Code. Horace Mann Life Insurance Company and the Registrant are in compliance with the conditions of that no-action letter.

         (b) Horace Mann Life Insurance Company represents that the fees and charges deducted under the Group Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

         (c) The Registrant undertakes to file a post-effective amendment to its registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the Group Contract may be accepted.

         (d) The Registrant undertakes to include either (1) as part of any application to purchase a Certificate issued under the Group Contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

         (e) The Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written request.

                                   SIGNATURES


         As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has caused this Registration Statement to be signed on its behalf, in the City of Springfield, and State of Illinois, on this 26th day of April, 2007.


                      BY: HORACE MANN LIFE INSURANCE GROUP
                            ANNUITY SEPARATE ACCOUNT
                          --------------------------------
                                  (Registrant)

                      By: Horace Mann Life Insurance Company
                          ----------------------------------
                                   (Depositor)

Attest: /s/ ANN M. CAPARROS                    By: /s/ LOUIS G. LOWER II
        ----------------------                     -----------------------------
        Ann M. Caparros                        Louis G. Lower II,
        Corporate Secretary                    President and Chief Executive
        of the Depositor                       Officer of the Depositor

         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated.


   SIGNATURE                                 TITLE                               DATE
--------------------     ------------------------------------------------   --------------
/s/ Louis G. Lower       Director, Chairman, President and                  April 26, 2007
Louis G. Lower II        Chief Executive Officer

/s/ Peter H. Heckman     Director, Executive Vice President                 April 26, 2007
Peter H. Heckman         and Chief Financial Officer

/s/ Ann M. Caparros      Director, Vice President, General Counsel,         April 26, 2007
Ann M. Caparros          Corporate Secretary and Chief Compliance Officer

/s/Frank D'Ambra         Director and Senior Vice President                 April 26, 2007
Frank D'Ambra

Exhibit Index

(9)      Opinion and Consent of Counsel


(10)     Independent Registered Public Accounting Firm Consent